Filed with the Securities and Exchange Commission on September 30, 1996.
                                                                FILE NO. 2-15037
                                                                FILE NO. 811-879
================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         X

           Post-Effective Amendment No.   56
                                        ------


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X

           Amendment No     56
                         ------


                      TRAINER, WORTHAM FIRST MUTUAL FUNDS
                      ===================================

               (Exact name of Registrant as Specified in Charter)

      845 Third Avenue, 6th Floor
      New York, New York 10022                           (212) 759-7755
      ------------------------                           --------------
      (Address of Principal Executive Offices)  (Registrant's Telephone Number)

                               Joseph V. DelRaso

                  Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                          Philadelphia, PA 19103-7098
                          ---------------------------
                    (Name and Address of Agent for Service)

      It is proposed that this filing become effective (check appropriate box):

      X    immediately upon filing pursuant to Paragraph (b);

           on ___________________________ (date) pursuant to Paragraph (b);

           60 days after filing pursuant to Paragraph (a)(1);

           on ___________________________ (date) pursuant to Paragraph (a)(1);

           75 days after filing pursuant to Paragraph (a)(2); or

           on ___________________________ (date) pursuant to paragraph (a) (2)
      of Rule 485.

      If appropriate, check the following box:

           this post-effective amendment designates a new effective date for a previously filed post-effective amendment


      Registrant has registered an indefinite number of Shares of Beneficial Interest of Trainer, Wortham First Mutual Funds under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's most recent fiscal year was filed on August 28, 1996.

                             CROSS REFERENCE SHEET
                             ---------------------
                            Pursuant to Rule 481(a)


      Part A
      Item No.                                        Prospectus Caption
      --------                                        ------------------
1.    Cover Page                                      Not Titled

2.    Synopsis                                        Expense Information

3.    Condensed Financial Information                 Financial Highlights

4.    General Description of Registrant               Investment Objectives and
                                                      Policies; Investment Strategies
                                                      and Risk Considerations

5.    Management of the Trust                         Management of the
                                                      Fund; Brokerage

6.    Capital Stock and Other Securities              Net Asset Value; Dividends
                                                      and Taxes; Purchase of Shares

7.    Purchase of Shares Being Offered                Net Asset Value; Purchase of
                                                      Shares; Exchange of Shares;
                                                      Shareholder Services

8.    Redemption or Repurchase                        Redemption of Shares;
                                                      Exchange of Shares.

9.    Pending Legal Proceedings                       *

     Part B
     Item No.                                         SAI Caption
     --------                                         ------------------
10.  Cover Page                                       Not Titled

11.  Table of Contents                                Table of Contents

12.  General Information and History                  Trainer, Wortham First Mutual Funds
                                                      Investment Objectives and Policies;
                                                      Investment Restrictions; Other
                                                      Investment Restrictions

13.  Investment Objectives and Policies               Investment Objectives and Policies;
                                                      Investment Restrictions; Other Invest-
                                                      ment Restrictions; Brokerage

14.  Management of the Trust                          Trustees and Officers

15.  Control Persons and Principal Holders of         Control Persons and Principal
     Securities                                       Holders of Securities

16.  Investment Advisory and Other Services           Investment Advisor; Administrator;
                                                      Distributor; Distribution Plan; Trans-
                                                      fer Agent, and Accounting Services
                                                      Agent; Custodian

17.  Brokerage Allocation                             Brokerage

18.  Capital Stock and Other Securities               Brokerage

19.  Purchase, Redemption and Pricing of Securities   Covered in Part A
     Being Offered

20.  Tax Status                                       Covered in Part A

21.  Underwriters                                     Investment Advisor; Distribution Plan

22.  Calculation of Performance Data                  Performance Calculations

23.  Financial Statements                             Annual Reports to Shareholders -
                                                      Exhibit "A" to this Statement of
                                                      Additional Information

* The answer to the item is negative or the item is not applicable to this filing, the registrant, or the securities being registered.

                      TRAINER, WORTHAM FIRST MUTUAL FUNDS

                               FIRST MUTUAL FUND

                          845 Third Avenue, 6th Floor
                              New York, NY 10022
                                (800) 257-4414

                                  PROSPECTUS

                                October 1, 1996

     Trainer, Wortham First Mutual Funds (the "Trust") is an open-end management investment company which currently offers shares of three series: First Mutual Fund; Trainer, Wortham Emerging Growth Fund; and Trainer, Wortham Total Return Bond Fund (individually and collectively, the "Series"). Each Series has distinct investment objectives and policies.

     This Prospectus pertains only to First Mutual Fund (the "Fund"). The Fund seeks to achieve capital appreciation through investment in common stocks and securities convertible into common stocks. Its secondary objective is income. Trainer, Wortham & Co., Inc. (the "Advisor") serves as the Fund's investment advisor.

     The minimum initial investment for the Fund is $250. Subsequent investments will be accepted in minimum amounts of $50.00.

     This Prospectus sets forth concisely the information a prospective investor should know before investing in the Fund. Investors should read this Prospectus and retain it for future reference. Additional information about the Fund, contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission and is available upon request without charge by calling or writing to the Fund at the telephone number or address shown above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.

================================================================================

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

================================================================================
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
                                                                        Page
                                                                        ----

     Expense Information........................................................
     Financial Highlights.......................................................
     Investment Objectives and Policies.........................................
     Investment Strategies and Risk Considerations..............................
     Management of the Fund.....................................................
       The Board of Trustees....................................................
       The Investment Advisor...................................................
       Administrator............................................................
       Distributor..............................................................
       Transfer Agent/Accounting Services Agent/Custodian.......................
     Distribution Plan..........................................................
     Brokerage..................................................................
     Purchase of Shares.........................................................
     Redemption of Shares.......................................................
     Exchange of Shares.........................................................
     Shareholder Services.......................................................
     Net Asset Value............................................................
     Dividends and Taxes........................................................
     Performance Information....................................................
     General Information........................................................

     Underwriter:                                                       Advisor:
     FPS Broker Services, Inc.                      Trainer, Wortham & Co., Inc.
     3200 Horizon Drive                                         845 Third Avenue
     P.O. Box 61503                                           New York, NY 10022
     King of Prussia, PA 19406-0903                               (800) 775-0604
     (800) 257-4414

================================================================================

     FOR MORE DETAILED INFORMATION ABOUT THE ITEMS DISCUSSED IN THIS PROSPECTUS, A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION MAY BE OBTAINED WITHOUT CHARGE BY WRITING TO THE FUND AT 845 THIRD AVENUE, 6TH FLOOR, NEW YORK, NY 10022, OR BY CALLING (800) 257-4414.

================================================================================
--------------------------------------------------------------------------------

                              EXPENSE INFORMATION

     Below is a summary of the operating expenses that the Fund incurred during its last fiscal year. A hypothetical example based on the summary is also shown.

     Annual Fund Operating Expenses /(1)/
     (as a percentage of average net assets) for the year ended June 30, 1996


     Management Fees................................................   0.75%
     12b-1 Fees.....................................................   0.25%
     Other Expenses.................................................   0.74%
     Total Fund Operating Expenses..................................   1.74%

     Example:                         1 year    3 years   5 years   10 years
                                      ------    -------   -------   --------
     An investor would pay the
     following expenses on a $1,000
     investment assuming (1) a 5%
     annual return and (2) redemption
     at the end of each period         $18        $55       $94       $205

     /(1)/ Average net assets have been computed on the basis of net assets at month end. Other expenses reflect actual expenses for the fiscal year ended June 30, 1996. The maximum fee allowable under the 12b-1 Plan
                            ==
           is 0.25%.


     THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     The purpose of the tables above is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The Fund does not impose any sales load, redemption or exchange fees; however, the transfer agent currently charges investors who request redemptions by wire transfer a fee of $9 for each transaction. For more complete descriptions of the various costs and expenses, see the sections entitled "MANAGEMENT OF THE FUND," and "DISTRIBUTION PLAN."
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS


     The following financial highlights for the fiscal year ended June 30, 1996 were derived from the Fund's financial statements dated June 30, 1996, which were audited by Tait, Weller & Baker, independent auditors, whose unqualified report thereon may be found in the Fund's Statement of Additional Information. The Fund's Statement of Additional Information may be obtained without charge and is incorporated by reference into this Prospectus.

     The table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

                               FIRST MUTUAL FUNDS

                                                                             Years ended June 30,
                                                  -------------------------------------------------------------------------
                                                       1996           1995          1994           1993            1992
                                                  -------------  -------------  -------------  -------------  -------------
Net Asset Value, Beginning of Period ..........   $       10.03  $        8.21  $        9.29  $        8.49  $        9.24
                                                  -------------  -------------  -------------  -------------  -------------
Income From Investment Operations
         Net investment income ................           (0.09)         (0.09)         (0.09)         (0.06)          0.01
         Net gains (losses) on securities (both
           realized and unrealized) ...........            4.79           2.10          (0.13)          1.09          (0.09)
                                                  -------------  -------------  -------------  -------------  -------------
             Total from investment operations..            4.70           2.01          (0.22)          1.03          (0.08)
                                                  -------------  -------------  -------------  -------------  -------------

       Less Distributions
         Dividends (from net investment
           income) ............................              --             --             --             --          (0.02)
         Distributions (from capital gains) ...           (0.92)         (0.19)         (0.86)         (0.23)         (0.65)
         Distributions (from paid-in capital)..              --             --             --             --             --
                                                  -------------  -------------  -------------  -------------  -------------
             Total distributions ..............           (0.92)         (0.19)         (0.86)         (0.23)         (0.67)
                                                  -------------  -------------  -------------  -------------  -------------

Net Asset Value, End of Period ................   $       13.81  $       10.03  $        8.21  $        9.29  $        8.49
                                                  =============  =============  =============  =============  =============

Total Return ..................................           49.12%         25.04%          3.91%         12.17%          1.01%

Ratios/Supplemental Data
         Net assets, end of period (in 000's)..   $      32,147  $      20,281  $      21,446  $      19,093  $      18,143
         Ratio of expenses to average
           net assets(2) ......................            1.74%          2.16%          1.97%          1.99%          1.87%
         Ratio of net investment
           income to average net assets(2) ....            0.82%          0.77%          0.97%          0.61%          0.08%
         Portfolio turnover rate ..............             107%           198%           178%           172%           175%
         Average commission rate paid .........   $      0.0683            N/A            N/A            N/A            N/A

                                                                          Years ended June 30,
                                                 -----------------------------------------------------------------------
                                                     1991          1990*          1989           1988           1987
                                                 -----------  -------------  -------------  -------------  -------------
Net Asset Value, Beginning of Period ..........  $      9.30  $        8.03  $        6.91  $        8.94  $        9.14
                                                 -----------  -------------  -------------  -------------  -------------
Income From Investment Operations
         Net investment income ................         0.03           0.09           0.02           0.12           0.09
         Net gains (losses) on securities (both
           realized and unrealized) ...........         0.31           1.34           1.23          (1.24)          0.98
                                                 -----------  -------------  -------------  -------------  -------------
             Total from investment operations..         0.34           1.43           1.25          (1.12)          1.07
                                                 -----------  -------------  -------------  -------------  -------------

       Less Distributions
         Dividends (from net investment
           income) ............................        (0.06)         (0.06)         (0.13)         (0.13)         (0.03)
         Distributions (from capital gains) ...        (0.34)         (0.10)/1/         --          (0.68)         (1.24)
         Distributions (from paid-in capital)..           --             --             --          (0.10)            --
                                                 -----------  -------------  -------------  -------------  -------------
             Total distributions ..............        (0.40)         (0.16)         (0.13)         (0.91)         (1.27)
                                                 -----------  -------------  -------------  -------------  -------------
Net Asset Value, End of Period ................  $      9.24  $        9.30  $        8.03  $        6.91  $        8.94
                                                 ===========  =============  =============  =============  =============

Total Return ..................................         4.35%         17.88%         18.52%         14.10%         14.36%

Ratios/Supplemental Data
         Net assets, end of period (in 000's)..  $    16,606  $      14,720  $      13,250  $      12,659  $      16,289
         Ratio of expenses to average
           net assets(2) ......................         2.32%          2.04%          2.15%          1.96%          1.94%
         Ratio of net investment
           income to average net assets(2) ....         0.36%          1.03%          0.22%          1.67%          1.52%
         Portfolio turnover rate ..............          178%           158%           197%           203%           212%
         Average commission rate paid .........          N/A            N/A            N/A            N/A            N/A

-------------------------------------------------------------------------------
1 The distribution for the fiscal year 1990 represents the amount required to be distributed for tax purposes to avoid imposition of excise taxes on realized capital gains.
2 Average net assets have been computed on the basis of the value of the net assets as determined as of the end of the month.
* The investment adviser to the Fund changed on the following dates: 1/25/88 (changed from Trainer, Wortham & Co., Inc. to BIL Trainer Wortham, Inc.); 12/21/90 (changed to Trainer, Wortham & Co., Inc.)

                       INVESTMENT OBJECTIVES AND POLICIES


     The Fund's primary investment objective is to seek capital appreciation principally through investments in common stock. The Fund may also invest in securities convertible into common stock such as convertible bonds or preferred stock. Its secondary investment objective is to seek income from dividends and interest. Due to the risks inherent in any investment program, the Fund cannot ensure that its investment objectives will be realized. The value of a share of the Fund will fluctuate as the values of the securities in the Fund's portfolio fluctuate.


     The Fund will invest primarily in common stock and in securities convertible into common stock. The Fund's investment strategy will emphasize companies that, in the opinion of the Advisor, offer prospects for capital growth and growth of earnings and dividends. The Advisor may deem it appropriate to invest in other types of securities, consisting of obligations of the U.S. Government, its agencies or instrumentalities. There is no limitation as to the proportion of the Fund's assets which may be invested in any class of securities.

     When, in the opinion of the Advisor, a defensive investment posture is warranted, the Fund is permitted to invest temporarily and without limitation in U.S.Government obligations, money market instruments
     (such as U.S. Treasury bills, commercial paper, certificates of deposit and banker's acceptances) and repurchase agreements. Assets so invested will be productive and yet readily available (when markets are deemed attractive) for reinvestment in accordance with the Fund's principal investment policies.

     The equity securities in which the Fund invests will be traded on a national securities exchange or traded in the over-the-counter market. Up to 15% of the Fund's net assets may be invested in foreign securities in the form of American Depository Receipts ("ADRs"). The Fund does not expect to invest in unsponsored ADRs. See "INVESTMENT STRATEGIES AND RISK CONSIDERATIONS."

     Although the Fund's portfolio is professionally managed, the Fund may suffer a loss on investments resulting in a lower net asset value. The likelihood of loss is greater than that for funds with more conservative investment policies.

                 INVESTMENT STRATEGIES AND RISK CONSIDERATIONS

     Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund's investment objective will be attained.

     Repurchase Agreements

     The Fund may enter into repurchase agreements with respect to permissible portfolio securities. Under the terms of a repurchase agreement, the Fund would acquire securities from financial institutions such as banks and registered broker-dealers which the Advisor deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of then-current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than 102% of the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. It is the intent of the Fund to utilize repurchase agreements to invest idle funds for short periods of time. Securities subject to repurchase agreements will be held by the Fund's Custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the Investment Company Act of 1940, as amended (the "Act").

     American Depository Receipts ("ADRs")

     Investments in foreign securities are subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include potential political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Such securities may be subject to greater fluctuations in price than securities issued by United States corporations or issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The markets on which such securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks and domestic issuers.

     For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in stock of foreign issuers, the Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, whose standards are more uniform and more exacting than those to which many foreign issuers may be subject. The Fund may also invest in European Depository Receipts, or EDRs, which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets.

     Certain ADRs and EDRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities while issuers of sponsored facilities normally pay more of the costs thereof.
     The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

     Illiquid Securities

     The Fund will not invest more than 10% of the value of its net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act of 1933 (the "1933 Act") but that may be purchased by institutional buyers pursuant to Rule 144A under the 1933 Act are subject to this 10% limit. Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public by establishing a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.

     Convertible Securities

     The Fund may purchase convertible securities, which are fixed-income securities, such as bonds or preferred stock, which may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.

     The Fund also may invest in debt securities with warrants attached or in units with warrants. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time.



     In general, the market value of a convertible security is the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., the value of the underlying shares of common stock if the security is converted). As a fixed-income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. However, the price of a convertible security also is influenced by the market value of the security's underlying common stock. Thus, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

     Money Market Instruments

     The Fund may invest, in the following types of money market instruments, each of which at the time of purchase must have or be deemed to have under rules of the Securities and Exchange Commission remaining maturities of 13 months or less. The Fund may invest in money market instruments and debt securities, including bank obligations and commercial paper, which are at least comparable in quality to the Fund's other investments. Bank obligations may include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation, or by a savings and loan association or savings bank that is insured by the Federal Deposit Insurance Corporation. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Investments by the Fund in non-negotiable time deposits are limited to no more than 5% of its total assets at the time of purchase.

     U.S. Treasury Securities

     U.S. Treasury securities include Treasury bills, Treasury notes and Treasury bonds that differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years.

     U.S. Government Securities

     In addition to U.S. Treasury securities, U.S. Government securities include securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

                             MANAGEMENT OF THE FUND

     The Board of Trustees

     Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. There are currently eight Trustees, five of whom are not "interested persons" of the Trust within the meaning of that term under the Act. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations. The Statement of Additional Information contains the name and background information regarding each Trustee.

     The Investment Advisor

     Trainer, Wortham & Co., Inc. (the "Advisor"), with offices at 845 Third Avenue, New York, NY 10022 is the Trust's investment advisor and manager and is registered as an investment advisor under the Investment Advisors Act of 1940, as amended.

     The Advisor, organized in 1990, continues an investment counseling business which began in 1924 as Trainer & Associates. The Advisor supervises approximately $1.7 billion in investment accounts and is owned entirely by the officers active in the day-to-day management of portfolios. By reason of his ownership of 45% of the Advisor's stock, Charles V. Moore may be said to be a "controlling person" of that firm.

     Pursuant to an investment advisory agreement with the Trust on behalf of the Fund, the Advisor receives an annual fee, accrued daily and paid monthly of 0.75% of the Fund's average daily net assets. For the fiscal year ended June 30, 1996, the Fund paid the Advisor fees aggregating, $191,340 which is higher than the advisory fees paid by most other funds; however, this fee is comparable to those of other mutual funds with similar investment objectives.

     Subject to the general supervision of the Board of Trustees, and in accordance with the Fund's investment objectives, policies, and restrictions, the Advisor manages the Fund's investment portfolio, makes decisions with respect to and places orders for all purchases and sales of the portfolio securities. The President of the Trust, David P. Como, has been primarily responsible for the day-to-day investment management of the Fund's portfolio since 1982. Mr. Como has been a Managing Director of the Advisor since September, 1990, and was Managing Director and Vice President of BIL, Trainer, Wortham & Co., its predecessor company, from 1988 through September 1990.

     Administrator

     The Trust, on behalf of the Fund, has entered into an administrative services agreement (the "Administration Agreement") with FPS Services, Inc. ("FPS"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903, pursuant to which the administrator receives a fee accrued daily and paid monthly of 0.15% of the value of such Fund's first $50 million of total average net assets; 0.10% of the value of such Fund's next $50 million of total average net assets; and 0.05% of the value of such Fund's total average net assets in excess of $100 million, subject to an annual minimum fee of $72,000 for the Trust.

     The term of the Administration Agreement is two years and shall continue in force each year thereafter, so long as such continuance is approved (i) by FPS; (ii) by vote, cast in person at a meeting called for the purpose, of a majority of the Board of Trustees who are not parties to the Administration Agreement or interested persons (as defined in the Act) of any such party, and (iii) by vote of a majority of the Board of Trustees or a majority of the Fund's outstanding voting securities. The Fund and FPS may terminate the Administration Agreement at any time without penalty upon giving the other party 120 days written notice. The Administration Agreement shall automatically terminate in the event of its assignment.

     The services FPS provides to the Fund include: coordinating and monitoring of any third parties furnishing services; providing the necessary office space, equipment and personnel to perform administrative and clerical functions; preparing, filing and distributing of proxy materials, periodic reports to shareholders, registration statements and other documents; organizing of board meetings; and responding to shareholder inquiries.

     Distributor

     FPS Broker Services, Inc. ("FPSB") serves as the Fund's Distributor on a best efforts basis. FPSB is an affiliated company of FPS inasmuch as both are under common ownership.

     Transfer Agent and Accounting Services Agent

     FPS also serves as the Fund's Transfer Agent, Dividend Disbursing Agent, Redemption Agent and Accounting Services Agent. In such capacities, FPS is responsible for providing record-keeping and administrative services (including calculation of net asset value) and for processing share purchases and redemptions. Correspondence relating to purchases and redemptions of Fund shares, or to dividend payments or reinvestment, should be addressed to FPS Services, Inc.

     Custodian

     UMB Bank, n.a., Kansas City, MO is Custodian for the securities and cash of the Fund.

                               DISTRIBUTION PLAN

     The Shareholders of the Fund adopted a Plan of Distribution (the "Plan"), effective October 31, 1991, pursuant to Rule 12b-1 under the Act, which was last approved by the Board of Trustees on October 17, 1995. The Plan permits the Fund to pay certain expenses associated with the distribution of its shares. The Plan provides that the Fund will reimburse FPSB for actual distribution and shareholder servicing expenses incurred by FPSB not exceeding, on an annual basis, 0.25% of the Fund's average daily net assets. Amounts expended by FPSB, but not reimbursed by the Fund, in any year will not be a continuing liability of the Fund in subsequent years. Because the Fund reimburses FPSB only for actual expenditures, FPSB realizes no profit from the Plan. The Plan may be terminated by either party at any time and the Fund shall have no liability for expenses that were not reimbursed as of the date of termination.

     All such payments made pursuant to the Plan shall be made for the purpose of promoting the sale of shares or other such distribution related expenses, including any distribution or service fees paid to securities dealers, investment advisors, financial planners, and others, who have executed a distribution agreement with FPSB. Distribution expenses which are attributable to a particular Series will be charged against that Series' assets. Distribution expenses which are attributable to more than one Series will be allocated among the Series in proportion to their relative net assets.

                                   BROKERAGE

     The Advisor will attempt to place portfolio transactions for the Fund with those brokers and dealers who will execute orders in an effective manner at the most favorable price. When the execution and price offered by two or more brokers or dealers are comparable, the Advisor may, in its discretion, purchase and sell portfolio securities to and from brokers and dealers who provide research advice and other services. The Advisor may give consideration to the sale of shares of the Fund as a factor in the selection of brokers and dealers to execute Fund portfolio transactions subject to seeking best price and execution. The Fund may pay brokerage commissions to brokers which are affiliated with Officers and Trustees of the Fund, provided that such transactions are in compliance with Section 17(e)(2) of the Act.

     Portfolio Turnover

     The rate of portfolio turnover will depend on the investment strategy implemented by the Advisor for the Fund which will vary over any given time period, but may be influenced by the following: general market conditions; valuation analysis; market volatility; and technical analysis. It is not the policy of the Fund to invest with the goal of generating short-term trading profits, rather the Fund seeks to generate long-term capital appreciation when possible by holding investments over a full market cycle, normally 2-3 years. It is anticipated that the Fund's investment objective and strategy will result in a portfolio turnover rate of less than 150% over the course of a fiscal year, however market conditions may cause turnover to exceed 150% in certain years. The portfolio turnover rates of the Fund for the fiscal years ended June 30, 1996, 1995 and 1994 were 107%, 198%, and 178%, respectively. High portfolio turnover involves correspondingly greater brokerage commissions and other costs, which are borne directly by the Fund.

                              PURCHASE OF SHARES

     Shares are offered for sale by the Fund on a continuous basis at the Fund's net asset value. Purchasers of the Fund's shares pay no "sales load" or underwriting commission, although broker-dealers effecting purchases or sales of Fund shares for their customers may charge a service fee in connection therewith. The minimum initial investment in the Fund is $250.00. Existing shareholders may purchase additional shares with a minimum purchase of $50 per transaction.

     Purchases of the Fund are made at the net asset value per share next determined after receipt by FPS as Transfer Agent of a purchase order in good order. Thus, for orders received in good order before 4:00 p.m. (Eastern time), the public offering price will be the net asset value determined as of 4:00 p.m. (Eastern time) that day. Orders for Fund shares received after 4:00 p.m. (Eastern time) will be purchased at the next determined net asset value on the business day following receipt of the order.

     Investing By Telephone

     The Fund may accept telephone orders from broker-dealers or service organizations which have been previously approved by the Trust. It is the responsibility of such broker-dealers or service organizations to promptly forward purchase orders and payments for same to the Fund. Shares of the Fund may be purchased through broker-dealers, banks and bank trust departments which may charge the investor a transaction fee or other fee for their services at the time of purchase. Such fees would not otherwise be charged if the shares were purchased directly from the Fund.

     Investing By Mail

     Prospective shareholders may purchase shares of the Fund by completing and signing the "Investment Application" enclosed with this Prospectus and sending the application, together with a check payable to First Mutual Fund, c/o FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503,
     King of Prussia, PA 19406-0903. Except as noted below, purchases without full payment will not be processed until payment is received. The ownership of shares shall be recorded on the books of the Transfer Agent in an account under the shareholder's name. A confirmation of the purchase will be issued showing the account number and number of shares owned.

     Investing by Wire

     Shares may also be purchased by instructing the bank to wire Federal Funds to the Transfer Agent. Federal Funds are monies of member banks within the Federal Reserve System. The bank must include the full name(s) in which the account is registered and the Fund account number, and should address its wire as follows:


                                UMB BANK KC NA
                               ABA # 10-10-00695
                            FOR: FPS SERVICES, INC.
                               A/C 98-7037-071-9
                           FBO  "First Mutual Fund,"
               Account of (exact name(s) of account registration)
                          ---------------------------------------
                  Shareholder Account #________________


     When opening a new account by wire transfer, first telephone the Transfer Agent at 800-441-6580 to request an account number and furnish the Fund with a social security or other tax identification number. A completed application with signature(s) of registrant(s) must be filed with the Fund immediately subsequent to the initial wire. Federal Funds wires must be made in amounts of $250 or more. The bank will generally charge a fee for this wire. The Fund will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.

     Subsequent Investments

     Once a shareholder's account has been established, additional purchases may be made by sending a check payable to ""First Mutual Fund" c/o FPS Services, Inc., P.O. Box 412797, Kansas City, MO 64141-2797. Please enclose the stub of the account statement and include the Fund account number on the check (as well as the attributable year for retirement plan investments, if applicable). Additional purchases may also be made through the Fund's Automatic Investment Plan which provides shareholders a convenient method to make regularly scheduled subsequent investments. See "SHAREHOLDER SERVICES."

                              REDEMPTION OF SHARES

     Redemptions By Written Request

     Shareholders may redeem shares by mail by writing directly to the Transfer Agent at FPS Services, Inc. ,3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903, and requesting liquidation of all or any part of their shares. The redemption request must be signed exactly as the shareholder's name appears on the form of registration and must include the Fund account number. If shares are owned by more than one person, the redemption request must be signed by all owners exactly as their names appear in the registration. Shares registered in the name of corporations, trusts and fiduciaries can be redeemed only upon instructions of a duly authorized person. To protect the account, the Transfer Agent and the Fund from fraud, signature guarantees are required for certain redemptions. Signature guarantees are required for: (1) all redemptions of $25,000 or more; (2) any redemptions if the proceeds are to be paid to someone other than the person(s) or organization in whose name the account is registered;
     (3) any redemptions which request that the proceeds be wired to a bank (unless bank information was received at the time the account was established); and (4) requests to transfer the registration of shares to another owner. The Transfer Agent requires that signatures be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. The Transfer Agent cannot accept guarantees from notaries public. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. In addition, the Fund will not mail redemption proceeds until checks (including certified checks or cashier's checks) received for the shares purchased have cleared, which can be as long as 15 days.

     Shares will be redeemed at the net asset value, next determined after receipt of a redemption request in proper form. Moreover, under the Act, the right of redemption may be suspended when (a) trading on the New York Stock Exchange is restricted or such Exchange is closed for other than weekends or holidays, (b) the Securities and Exchange Commission has by order permitted such suspension, or (c) an emergency exists making disposal of portfolio securities or valuation of net assets not reasonably practicable. When in the opinion of the Board of Trustees, conditions exist which make payments in cash on redemption unwise or undesirable, the Fund may make payment of redemption in securities.

     The value of a shareholder's shares upon redemption may be more or less than their cost depending upon the value of the Fund's portfolio securities at the time of redemption.

     Redemptions By Telephone

     Shareholders who have so indicated on the application, or have subsequently arranged in writing to do so, may redeem shares by instructing the Transfer Agent by telephone at (800) 441-6580.

     In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent at the address listed under "Investing by Mail". Such requests must be signed by the shareholder, with signatures guaranteed (see "By Written Request" for details regarding signature guarantees). Further documentation may be requested from corporations, executors, administrators, trustees, or guardians.

     The Fund reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time by the Fund. Neither the Fund nor any of their service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, including requesting a shareholder to correctly state his or her Fund account number, the name in which his or her account is registered, his or her social security number, banking institution, bank account number, and the name in which his or her bank account is registered. To the extent that the Fund fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.

     Shares of the Fund may be redeemed through certain broker-dealers, banks and bank trust departments who may charge the investor a transaction fee or other fee for their services at the time of redemption. Such fees would not otherwise be charged if the shares were redeemed directly from the Fund.

                               EXCHANGE OF SHARES

     You may exchange your shares of any Series of the Trust for shares of either of the other Series at net asset value without the payment of any fee or charge in writing or by telephone. An exchange is considered a sale of shares and may result in capital gain or loss for federal income tax purposes. Before an exchange can be made, you must have received the current Prospectus for the Series into which you wish to exchange, and the exchange privilege may be exercised only in those states where shares of such Series, as the case may be, may legally be sold. If the Transfer Agent receives exchange instructions from you in writing or by telephone at (800) 441-6580, in good order by the Valuation Time on any Business Day, the exchange will be effected that day. For your exchange request to be in good order, your request must include your name as it appears on your account, your account number, the amount to be exchanged, the name of the Funds from which and to which the exchange is to be made and a signature guarantee as may be required. A written request by you for an exchange in excess of $25,000 must be accompanied by a signature guarantee as described under "REDEMPTION OF SHARES - By Written
     Request."

                              SHAREHOLDER SERVICES

     The following special services are available to shareholders. An investor may change or stop these services at any time by written notice to the Fund.

     Automatic Investment Plan

     The Fund has an Automatic Investment Plan which provides shareholders with a convenient method by which investors may have amounts deducted directly from their checking accounts for investment in the Fund. The minimum initial and subsequent investments for the Fund also apply when using this method of investing. To begin participating in this Plan, use the Automatic Investment Plan Application found in the back of this Prospectus.

     Systematic Cash Withdrawal Plan

     The Fund has a Systematic Withdrawal Plan, which provides for voluntary automatic withdrawals of at least $50 monthly, quarterly, semi-annually or annually. In order to qualify for this option, dividends and capital gains must be reinvested.

     Retirement Plans

     The Fund has available an Individual Retirement Account for use by certain individuals who qualify (including earned income from self-employment). More detailed information about how to participate in this plan, the fees charged by the Custodian bank, and the limits on contributions can be found in the Statement of Additional Information or may be obtained by contacting the Fund at (800) 257-4414.

                                NET ASSET VALUE

     The net asset value per share of capital stock of the Fund will be determined each business day on which the New York Stock Exchange is open for business as of the close of regular trading hours (currently 4:00 p.m. Eastern time) and for any other day (other than a day on which no shares are tendered for redemption and no order to purchase or sell any shares is received) during which there is a sufficient degree of trading in the Fund's portfolio securities that the Fund's net asset value per share might be materially affected. Determination of net asset value will be in accordance with generally accepted accounting principles and will be computed by dividing the value of the Fund's total net assets by the total number of shares outstanding. Securities traded on a securities exchange are valued at the last sale price prior to the time of computation or, if there have been no sales on that day, at the mean of their closing bid and asked prices. Securities not traded on a securities exchange but for which market quotations are readily available will be valued at the mean of their bid and asked prices, although securities traded over the counter on NASDAQ will be valued at their last sale price. Securities not traded on a securities exchange and other securities or assets for which market quotations are not readily available will be valued at fair value as determined in good faith by the Board of Trustees. Once the aggregate value of all securities has been determined, there will be added to this total the dollar amount of cash on hand and receivables and the value of all other assets. From the sum of the foregoing, the aggregate amount of all liabilities and all accrued expenses will be deducted to produce the total net asset value of all shares outstanding.

                              DIVIDENDS AND TAXES

     The Fund intends to qualify annually to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, the Fund will not be subject to Federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and by satisfying certain other requirements relating to the sources of its income and diversification of its assets.

     The Fund intends to distribute substantially all of its net investment income and net capital gains. The Fund intends to distribute its net investment income at least annually and to distribute its net capital gains, if any, at least annually. Dividends from net investment income or net short-term capital gains will be taxable to you as ordinary income, whether received in cash or in additional shares.

     The Fund permits any shareholder located in states where the Fund's shares are registered (regardless of the number of shares owned) to elect a Dividend Reinvestment Plan for the automatic reinvestment of all distributions. If a dividend is declared from net investment income or a capital gains distribution is declared from net capital gains, investors electing under the Dividend Reinvestment Plan are required to take such dividends or distribution in Fund shares rather than in cash. The full amount of the distribution will be invested and the shareholder will be credited with any full or fractional shares resulting. The investment under the Dividend Reinvestment Plan will be made at the current net asset value on the dividend payable date. Dividends and capital gains distributions will result in a taxable event for the investor even though invested in shares.

     An investor may elect or terminate participation in the Dividend Reinvestment Plan at any time. Elections to participate must be made using the Investment Application. Termination can be made by written notice. Costs of the Plan will be borne by the Fund. There is no assurance that the Plan will result in a profit for an investor.

     For corporate investors in the Fund, dividends from net investment income will generally qualify in part for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by the Fund from domestic (U.S.) sources.

     Distributions paid by the Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to investors as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, if purchases of shares in a Fund are made shortly before the record date for a capital gains distribution or a dividend, a portion of the investment will be returned as a taxable distribution.

     Dividends which are declared in October, November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

     A sale or redemption of shares of a Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Any loss incurred on sale or exchange of a Fund's shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such shares.

     In addition to Federal taxes, shareholders may be subject to state and local taxes on distributions. It is recommended that shareholders consult their tax advisers regarding specific questions as to Federal, state, local or foreign taxes.

     Each year, the Fund will mail information to shareholders on the tax status of the Fund's dividends and distributions made to shareholders.

     The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your account registration form your proper taxpayer identification number and by certifying that you are not subject to backup withholding.

     The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the Federal, state, local or foreign tax consequences of an investment in the Fund.

                            PERFORMANCE INFORMATION

     From time to time, performance information regarding the Fund, such as total return, may be quoted in advertisements or in communications to shareholders. These performance quotations represent the Fund's past performance, and should not be considered as representative of future results. The Fund's total return may be calculated on an average annual and/or aggregate basis for various periods (which will be stated in all advertisements). Average annual total return reflects the average percentage change per year in the value of an investment in the Fund. Aggregate total return reflects the total percentage change over the stated period. In calculating total return, the assumption is made that dividends and capital gain distributions made by the Fund during the period are reinvested in additional shares.

     Total return of the Fund may be compared to: other mutual funds with similar investment objectives; other relevant indices; rankings prepared by independent services; and financial or industry publications and/or other publications or services that monitor the performance of mutual funds, such as Lipper Analytical, CDA/Weisenberger, the Investment Company Institute, Morningstar, Inc., the Dow Jones Composite Average or its component indices and Standard & Poor's 500 Stock Index or its component indices, among others.

     The principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     A graph comparing the increase in value of a $10,000 investment in First Mutual Fund with the performance of the Standard & Poor's 500 Index and a discussion of performance is included in the Fund's Annual Report dated June 30, 1996.

                              GENERAL INFORMATION

     Organization

     First Mutual Fund is a separate, diversified, Series of Trainer, Wortham First Mutual Funds, a Delaware business trust organized pursuant to a Trust Instrument dated January 17, 1995. On October 1, 1996, the name of the Trust was changed from First Mutual Funds to its present name. The Trust is registered under the Act as an open-end diversified management investment company commonly known as a mutual fund. The Trustees of the Trust may establish additional series or classes of shares of the Trust without the approval of shareholders. The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.

     Description of Shares

     The Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares.
     Currently, there is only one class of shares issued by the Fund.

     Shareholder Meetings

     The Board of Trustees do not intend to hold annual meetings of shareholders of the Fund. The Board of Trustees has undertaken to the Securities and Exchange Commission, however, that they will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by holders of not less than 10% of the outstanding shares of the Fund. In addition, subject to certain conditions, shareholders of the Fund may apply to the Fund to communicate with other shareholders to request a shareholder's meeting to vote upon the removal of a Trustee or Trustees.

     Certain Provisions of Trust Instrument

     Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Trust; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations.

     Shareholder Reports and Inquiries

     Shareholders will receive annual financial statements which are audited by the Fund's independent accountants, Tait, Weller & Baker, as well as unaudited semi-annual financial statements. Shareholder inquiries should be addressed to First Mutual Fund, c/o FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903. or by calling (800) 257-4414.

                                                      INVESTMENT APPLICATION
    -----------------------------------------------------------------------------------------------------------------------------
    MAIL TO: FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903

1.  INITIAL INVESTMENT ($250 minimum)
    -----------------------------------------------------------------------------------------------------------------------------
         FORM OF PAYMENT
         [_]  Check for $ ___________ enclosed (payable to "First Mutual Fund")
         [_]  BY WIRE* An initial purchase of $ ________________ was wired on ____________ by
                                                                                 (Date)
         _____________________________________________________ to account # ______________________________
              Name of your Bank or Broker                                       Number assigned by FPS

         *    Before making an initial investment by wire, you must be assigned an account number by calling (800) 441-6580. Then have your local bank wire your funds to: UMB Bank, N.A., ABA #10-10-00695 for credit to FPS AC #98-7037-071-9 (First
              Mutual Fund). Be sure to include your name and account number on the wire.
    -----------------------------------------------------------------------------------------------------------------------------
2.  REGISTRATION (Please Print)
    -----------------------------------------------------------------------------------------------------------------------------
        INDIVIDUAL
      -------------------------------------------------     ------------------------------
         First Name              Middle Initial            Last Name                              Social Security #
      -------------------------------------------------     ------------------------------
         Jt. Owner First Name*   Middle Initial            Last Name                              Social Security #

         Citizen of:         [_]  United States   [_]  Other (Please indicate) __________________________

         *    (Joint ownership with rights of survivorship unless otherwise noted).
    -----------------------------------------------------------------------------------------------------------------------------
      GIFT TO MINORS
      _______________________________________________________________________
         Name of Custodian (Name one only)                                               As Custodian For (name one only)
         Under the _______________ Uniform Gift to Minors Act                            ________________________
                     State                                                                   Minor's Social Security #
    -----------------------------------------------------------------------------------------------------------------------------
      CORPORATIONS, PARTNERSHIPS, TRUSTS and OTHERS**
      ________________________________________________________________________
         Name of Corporation, Partnership, Trust or Other
      ________________________________________________________________________           Tax I.D. #
         Name of Trustee(s)            Date of Trust
         **Complete Corporate Resolution attached.
    -----------------------------------------------------------------------------------------------------------------------------
3.  MAILING ADDRESS OF RECORD AND TELEPHONE NUMBER(S)
    -----------------------------------------------------------------------------------------------------------------------------
      ________________________________________________________________________
         Street Address and Apt. No.                       City                          State               Zip
         (   )     _____________________________           (   )    ____________________________
                   Residence Telephone Number                       Business Telephone Number
    -----------------------------------------------------------------------------------------------------------------------------
4.  DISTRIBUTION OPTIONS (Please indicate one)
    -----------------------------------------------------------------------------------------------------------------------------
         [_]  Reinvest (dividends & capital gains in additional shares).
         [_]  Cash Dividends (dividend in cash, capital gains in additional shares).
         [_]  All Cash (dividends & capital gains in cash)
    -----------------------------------------------------------------------------------------------------------------------------
5.  SYSTEMATIC WITHDRAWAL PLAN (Minimum initial investment $5,000)
    -----------------------------------------------------------------------------------------------------------------------------
         A check in the amount of $ _________ (minimum $50) will be sent to your address of record unless otherwise noted.
         Please select desired frequency:
         [_]  Monthly, prior to last day
         [_]  Quarterly, prior to last day of ________________, ________________, ________________ and _______________.
         [_]  Semi-Annual or Annual, prior to the last day of __________________, _________________, or _______________.
    -----------------------------------------------------------------------------------------------------------------------------
6.  Telephone Privilege:
    Redemptions; Exchanges Between Funds

    Check box if you want this service:
    I (We) authorize FPS Services, Inc. and/or Trainer, Wortham first Mutual Funds to act upon instructions received by telephone from me (us) to redeem shares or to exchange for shares of other Trainer, Wortham First Mutual Funds. I (we) understand an exchange is made by redeeming shares of one fund and using the proceeds to buy shares of another fund. Exchanges must be made into identically registered accounts. Redemption proceeds will be sent as indicated in this prospectus.

    * If not otherwise indicated below, only exchanges will be allowed.
    [_] Redemption             [_] Exchanges                [_] Both

    Check one only, if none are checked all redemptions will be sent by check.

    [_]   All redemptions proceeds will be executed by an ACH transaction unless FPS Services, Inc. is notified otherwise in writing. There is no charge for ACH transactions. Allow 3 business days.

    [_]   All redemption proceeds will be executed by a FED Wire transaction unless FPS Services is notified otherwise in writing.
          There is a $9 charge for FED Wire transactions.

    [_]   All redemption proceeds will be sent by check to the mailing address indicated below unless FPS Services is notified otherwise in writing.

All FED Wire and ACH transactions will be sent as indicated below. There will be no charge for ACH transactions. Any changes in ACH transactions must be made in writing to FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903.
Please allow one month for ACH instructions to be effective.

(Notify your bank of your intent to establish this option on your bank account.)

------------------------------------------------------------------------------------------------------------------------------
Bank Name                                   Branch Office (if applicable)

------------------------------------------------------------------------------------------------------------------------------
Bank Address (Do not use P.O. Box)          City           State             Zip Code

------------------------------------------------------------------------------------------------------------------------------
Bank Wire Routing Number           Name(s) on Your Bank Account     Your Bank Account Number

------------------------------------------------------------------------------------------------------------------------------

Voided Personal Check or Deposit Slip Must Be Attached
   -----------------------------------------------------------------------------------------------------------------------------
7.  SIGNATURE AND CERTIFICATION
    -----------------------------------------------------------------------------------------------------------------------------
    The following is required by Federal tax law to avoid 20% backup withholding, "By signing below, I certify under penalties of perjury that the social security or taxpayer identification number entered above is correct (or I am waiting for a number to be issued to me), and that I have not been notified by the IRS that I am subject to backup withholding unless I have checked the box." If you have been notified by the IRS that you are subject to backup withholding, check box [_]. "The Internal Revenue
    Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding."

    Receipt of current prospectus is hereby acknowledged.
      ________________________________________________________________________
         Signature       [_] Owner  [_] Custodian  [_] Trustee         Date
      ________________________________________________________________________
         Signature of Joint Owner (if applicable)
    -----------------------------------------------------------------------------------------------------------------------------
7.  INVESTMENT DEALER INFORMATION
    -----------------------------------------------------------------------------------------------------------------------------

         ____________________________________________________________________________________________________________________
                   Name of Firm                            Rep. Name & No.               Authorized Signature

         --------------------------------------------------------------------------------------------------------------------
                   Street Address                                    City                State               Zip
    -----------------------------------------------------------------------------------------------------------------------------


                     AUTOMATIC INVESTMENT PLAN APPLICATION

                               How does it work?

1. FPS Services, Inc. through our bank, UMB Bank, KC NA, draws an automatic clearing house (ACH) debit electronically against your personal checking account each month, according to your instructions.

2. Choose any amount ($50 or more) that you would like to invest regularly and your debit for the amount will be processed by FPS Services Inc. as if you had written a check yourself.

3.    Shares will be purchased and a confirmation sent to you.

                              How do I set it up?

1. Complete the forms and the Fund Application Form if you do not already have an existing account.

2. Mark one of your personal checks or deposit slips VOID, attach it to the forms below and mail to FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903.

3. As soon as your bank accepts your authorization, debits will be generated and your Automatic Investment Plan started. In order for you to have ACH debits from your account, your bank must be able to accept ACH transactions and/or be a member of an ACH association. Your branch manager should be able to tell you your bank's capability. We cannot guarantee acceptance by your bank.

4. Please allow one month for processing of your Automatic Investment Plan before the first debit occurs.

-------------------------------------------------------------------------------
                     Automatic Investment Plan Application

TO:   FPS Services, Inc.
      3200 Horizon Drive
      P.O. Box 61503
      King of Prussia, PA 19406-0903

Please start an Automatic Investment Plan for me and invest _______________
                                                             ($50 or more)

on the [_] 10th     [_] 15th  [_] 20th of each month,
in shares of First Mutual Fund

Check one:
[_] I am in the process of establishing an account.
  or
[_] My account number is: ______________________________________________
________________________________________________________________________
Name as account is registered

________________________________________________________________________
Street

________________________________________________________________________
City                       State                   Zip

I understand that my ACH debit will be dated on the day of each month as indicated above or as specified by written request. I agree that if such debit is not honored upon presentation, FPS Services, Inc. may discontinue this service and any share purchase made upon deposit of such debit may be canceled. I further agree that if the net asset value of the shares purchased with such debit is less when said purchase is canceled than when the purchase was made, FPS Services Inc. shall be authorized to liquidate other shares or fractions thereof held in my account to make up the deficiency. This Automatic Investment Plan may be discontinued by FPS Services, Inc. upon 30-days written notice or at any time by the investor by written notice to FPS Services, Inc. which is received not later than 5 business days prior to the above designated investment date.

Signature(s):  _________________________

               _________________________

                     AUTOMATIC INVESTMENT PLAN APPLICATION

                        Bank Request and Authorization


TO:     _________________________          ________________________________
        Name of Your Bank                  Bank Checking Account Number

        ______________________________________________________________
        Address of Bank or Branch Where Account is Maintained

        As a convenience to me, please honor ACH debits on my account drawn by FPS Services, Inc., UMB Bank, KC NA and payable to "FIRST MUTUAL FUND."

        I agree that your rights with respect to such debit shall be the same as if it were a check drawn upon you and signed personally by me. This authority shall remain in effect until you receive written notice from me changing its terms or revoking it, and until you actually receive such notice, I agree that you shall be fully protected in honoring such debt.

        I further agree that if any debit is dishonored, whether with or without cause or whether intentionally or inadvertently, you shall be under no liability whatsoever.


        DEPOSITOR'S     ___________________________________________
                        Signature of Bank Depositor(s) as shown on bank records.

        NOTE: Your bank must be able to accept ACH transactions and/or be a member of an ACH association in order for you to use this service.

-------------------------------------------------------------------------------

                           Indemnification Agreement

        TO:  The Bank Named Above

        So that you may comply with your Depositor's request and authorization, TRAINER, WORTHAM FIRST MUTUAL FUNDS agrees as follows:

        1. To indemnify and hold you harmless from any loss you may suffer arising from or in connection with the payment by you of a debit drawn by FPS Services, Inc. to the order of FIRST MUTUAL FUND designated on the account of your depositor(s) executing the authorization including any costs or expenses reasonably incurred in connection with such loss. TRAINER, WORTHAM FIRST MUTUAL FUNDS will not, however, indemnify you against any loss due to your payment of any debit generated against insufficient funds.

        2. To refund to you any amount erroneously paid to you to FPS Services, Inc. on any such debit if claim for the amount of such erroneous payment is made by you within 3 months of the date of such debit on which erroneous payment was made.

        This is your

        INVESTMENT APPLICATION

        Detach and Mail to:

        FPS Services, Inc.
        3200 Horizon Drive
        P.O. Box 61503
        King of Prussia, PA 19406-0903

                                  RESOLUTIONS

(This Section to be Completed by Corporations, Trusts, and Other Organizations).

RESOLVED: That this corporation or organization become a shareholder of First Mutual Fund of Trainer, Wortham First Mutual Funds (the "Trust") and that


---------------------------------------------------------------------------

is (are) aware hereby authorized to complete and execute the Application of behalf of the corporation or organization and take any action for it as may be necessary or appropriate with respect to its shareholders account(s) with the Trust, and it is FURTHER RESOLVED: That any one of the above-noted officers is authorized to sign any documents necessary or appropriate to appoint FPS Services, Inc. as redemption agent of the corporation or organization for shares of the Trust, to establish or acknowledge terms and conditions governing the redemption of said shares or to otherwise implement the privileges elected on the application.


                                  CERTIFICATE

I hereby certify that the foregoing resolutions are in conformity with the Charter and By-Laws or other empowering documents of the

----------------------------------------------------------
        (Name of Corporation)


incorporated or formed under the laws of

---------------------------------------------------
        (State)

and were adopted at a meeting of the Board or Trustees of the organization or corporation duly called and held on ________________ at which a quorum was present and acting throughout, and that the same are now in full force and effect.

I further certify that the following is (are) the duly elected officer(s) of the corporation or organization, authorized to act in accordance with the foregoing resolutions.


Name            Title           Name                    Title


------------------------------------
--------------------------------------------

------------------------------------

-----------------------------------


Witness my hand and the seal of the corporation or organization this _____ day of ________, 19__.

________________________________

____________________________________
*Secretary-Clerk          Other Authorized Officer (if required)


*If the Secretary or other recording officer is authorized to act by the above resolutions, this certificate must also be signed by another officer.

                      TRAINER, WORTHAM FIRST MUTUAL FUNDS

                     TRAINER, WORTHAM EMERGING GROWTH FUND

                         845 Third Avenue,  6th Floor
                              New York, NY 10022
                                (800) 257-4414

                                   PROSPECTUS
                                October 1, 1996

     Trainer, Wortham First Mutual Funds (the "Trust") is an open-end, management investment company which currently offers shares of three series: First Mutual Fund; Trainer, Wortham Emerging Growth Fund; and Trainer, Wortham Total Return Bond Fund (individually and collectively, the "Series"). Each Series has distinct investment objectives and policies.

     This prospectus pertains only to Trainer, Wortham Emerging Growth Fund (the "Fund"). The Fund's investment objective is to seek capital appreciation through investments in the common stock of emerging growth companies which are defined as companies achieving or about to achieve rapid earnings growth with weighted average market capitalizations of approximately
     $1 billion. Trainer, Wortham & Co., Inc. (the "Advisor") serves as the Fund's investment advisor.

     The minimum initial investment for the Fund is $250. Subsequent investments will be accepted in minimum amounts of $50.00

     This Prospectus sets forth concisely the information a prospective investor should know before investing in the Fund. Investors should read this Prospectus and retain it for future reference. Additional information about the Fund, contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission and is available upon request without charge by calling or writing to the Fund at the telephone number or address shown above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.

================================================================================

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

================================================================================

                               TABLE OF CONTENTS
                                                                   Page
                                                                   ----

     Expense Information
     Investment Objective and Policies..................................
     Investment Strategies and Risk Considerations......................
     Management of the Fund.............................................
       The Board of Trustees............................................
       The Investment Advisor...........................................
       Administrator....................................................
       Distributor......................................................
       Transfer Agent/Accounting Services Agent/Custodian...............
     Distribution Plan..................................................
     Brokerage..........................................................
     Purchase of Shares.................................................
     Redemption of Shares...............................................
     Exchange of Shares.................................................
     Shareholder Services...............................................
     Net Asset Value....................................................
     Dividends and Taxes................................................
     Performance Information............................................
     General Information................................................

     Underwriter:                                                       Advisor:
     FPS Broker Services, Inc.                      Trainer, Wortham & Co., Inc.
     3200 Horizon Drive                                         845 Third Avenue
     P.O. Box 61503                                           New York, NY 10022
     King of Prussia, PA 19406-0903                               (800) 775-0604
     (800) 257-4414


================================================================================
     FOR MORE DETAILED INFORMATION ABOUT THE ITEMS DISCUSSED IN THIS PROSPECTUS, A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION MAY BE OBTAINED WITHOUT CHARGE BY WRITING TO THE FUND AT 845 THIRD AVENUE, 6TH FLOOR, NEW YORK, NY 10022, OR BY CALLING (800) 257-4414.
================================================================================

                              EXPENSE INFORMATION

     Below is a summary of the Fund's estimated operating expenses. A hypothetical example based on the summary is also shown.

     Annual Fund Operating Expenses/(1)/
     (as a percentage of average net assets):
     Management Fees (after fee waiver)/(2)/...................... 0.00%
     12b-1 Fees................................................... 0.50%
     Other Expenses (after any expense
     reimbursement)/(2)/.......................................... 0.75%

     Total Fund Operating Expenses (after fee
     waiver and any reimbursement)/(2)/........................... 1.25%

     Example:                                  1 year        3 years
                                               ------        -------

     An investor would pay the
     following expenses on a $1,000
     investment assuming (1) a 5%
     annual return and (2) redemption
      at the end of each period                $13           $40


     /(1)/ Trainer, Wortham Emerging Growth Fund will commence investment operations on or about October 1, 1996. The expenses shown are those expected to be incurred for the Fund's first fiscal period.

     /(2)/ Based on estimated expenses for the current fiscal year, the Advisor has undertaken to waive its investment advisory fee and/or assume certain expenses of the Fund other than brokerage fees, extraordinary items and taxes to the extent Total Fund Operating Expenses exceed 2.5%. Without such waiver and expense reimbursement, Management
           Fees stated above would be 1.25%. Other Expenses would remain the same and Total Fund Operating Expenses would be 2.50%.

     THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     The purpose of the tables above is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The Fund does not impose any sales load, redemption or exchange fees; however, the transfer agent currently charges investors who request redemptions by wire transfer a fee of $9 for each transaction. For more complete descriptions of the various costs and expenses, see the sections entitled "MANAGEMENT OF THE FUND," and "DISTRIBUTION PLAN."

                       INVESTMENT OBJECTIVE AND POLICIES

     The Fund's investment objective is to seek capital appreciation through investments in the common stock of emerging growth companies. Emerging growth companies are defined as companies that are achieving, or about to achieve, rapid earnings growth due to a new product, a new industry, technological innovation, new management, or a novel strategic corporate positioning, among other factors. The weighted average market capitalization of holdings in the Fund will be approximately $1 billion. The Fund seeks to outperform equity returns generated by relevant benchmark indices such as the Russell 2500 index and S & P 600 Small-cap Index, as well as, mutual fund indices for funds with comparable investment objectives. The Fund seeks to meet this objective by employing proprietary, fundamental, technical and valuation analysis in the selection of small capitalization, publicly traded U.S. companies. Due to the inherent risk in any investment program, the Fund cannot ensure that its investment objectives will be realized. The value of a Fund share will fluctuate as the value of the securities in the Fund's portfolio fluctuate.

     The Fund will normally invest at least 95% of the value of its total assets (except when maintaining a temporary defensive position) in the common stock of emerging growth companies as defined above. The Fund will invest in companies that are achieving rapid earnings growth either as the result of new products, a new corporate operating strategy, technological innovation, financial recapitalization or new management among other factors. In general, companies achieving strong earnings growth have higher near-term appreciation potential than companies that are growing more slowly, out-of-favor "value" stocks, or cyclical stocks. The Fund will seek to limit risk by investing only in companies that can be accumulated at what the Advisor deems reasonable valuations, and by avoiding situations in which financial distress is apparent or imminent. The Fund will also contain risk through diversification; no single investment will constitute more than 5% of the Fund at cost.

     When in the opinion of the Advisor, a defensive investment posture is warranted, the Fund is permitted to invest temporarily and without limitation in U.S. Government obligations, money market instruments
     (such as U.S. Treasury bills, commercial paper, certificates of deposit and banker's acceptances) and repurchase agreements. Assets so invested will be productive and yet readily available (when markets are deemed attractive) for reinvestment in accordance with the Fund's principal investment policies.

     The equity securities in which the Fund invests will be traded on a national securities exchange or traded in the over-the-counter market. Up to 15% of the Fund's net assets may be invested in foreign securities in the form of American Depository Receipts ("ADRs"). The Fund does not expect to invest in unsponsored ADRs. See "INVESTMENT STRATEGIES AND RISK CONSIDERATIONS."

     Although the Fund's portfolio is professionally managed, the Fund may suffer a loss on investments resulting in a lower net asset value. The likelihood of loss is greater than that for funds with more conservative investment objectives.

                 INVESTMENT STRATEGIES AND RISK CONSIDERATIONS

     Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund's investment objective will be attained.

     ---------------------------------------------------------------------------

     Repurchase Agreements
     The Fund may enter into repurchase agreements with respect to permissible portfolio securities. Under the terms of a repurchase agreement, the Fund would acquire securities from financial institutions such as banks and registered broker-dealers which the Advisor deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of then-current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than 102% of the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. It is the intent of the Fund to utilize repurchase agreements to invest idle funds for short periods of time. Securities subject to repurchase agreements will be held by the Fund's Custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the Investment Company Act of 1940, as amended (the "Act").

     American Depository Receipts ("ADRs")

     Investments in foreign securities are subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include potential political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Such securities may be subject to greater fluctuations in price than securities issued by United States corporations or issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The markets on which such securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States. In addition, there may be less publicly available information about a foreign company than about a United States domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks and domestic issuers.

     For many foreign securities, dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in stock of foreign issuers, the Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, whose standards are more uniform and more exacting than those to which many foreign issuers may be subject. The Fund may also invest in European Depository Receipts, or EDRs, which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets.

     Certain ADRs and EDRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities while issuers of sponsored facilities normally pay more of the costs thereof.
     The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited

     ---------------------------------------------------------------------------
     securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

     Illiquid Securities
     The Fund will not invest more than 10% of the value of its net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act of 1933 (the "1933 Act") but that may be purchased by institutional buyers pursuant to Rule 144A under the 1933 Act are subject to this 10% limit. Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public by establishing a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.

     Money Market Instruments
     The Fund may invest, in the following types of money market instruments, each of which at the time of purchase must have or be deemed to have under rules of the Securities and Exchange Commission remaining maturities of 13 months or less. The Fund may invest in money market instruments and debt securities, including bank obligations and commercial paper, which are at least comparable in quality to the Fund's other investments. Bank obligations may include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation, or by a savings and loan association or savings bank that is insured by the Federal Deposit Insurance Corporation. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Investments by the Fund in non-negotiable time deposits are limited to no more than 5% of its total assets at the time of purchase.

     U.S. Treasury Securities
     U.S. Treasury securities include Treasury bills, Treasury notes and Treasury bonds that differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years.

     U.S. Government Securities

     In addition to U.S. Treasury securities, U.S. Government securities include securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

                             MANAGEMENT OF THE FUND

     The Board of Trustees
     Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. There are currently eight Trustees, five of whom are not "interested persons" of the Trust within the meaning of that term under the Act. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations. The Statement of Additional Information contains the name and background information regarding each Trustee.

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                                                                          Page 6

     The Investment Advisor
     Trainer, Wortham & Co., Inc. (the "Advisor"), with offices at 845 Third Avenue, New York, NY 10022 is the Trust's investment advisor and manager and is registered as an investment advisor under the Investment Advisors Act of 1940, as amended.

     The Advisor, organized in 1990, continues an investment counseling business which began in 1924 as Trainer & Associates. The Advisor supervises approximately $1.7 billion in investment accounts and is owned entirely by the officers active in the day-to-day management of portfolios. By reason of his ownership of 45% of the Advisor's stock, Charles V. Moore may be said to be a "controlling person" of that firm.

     Pursuant to an investment advisory agreement with the Trust on behalf of the Fund, the Advisor receives an annual fee, accrued daily and paid monthly, of 1.25% of the Fund's average daily net assets. This fee is higher than the advisory fee paid by most other funds; however, this fee is comparable to those of other mutual funds with similar investment objectives. From time to time, the Advisor may waive receipt of its fees and/or voluntarily assume certain Fund expenses, which would have the effect of lowering the Fund's expense ratio and increasing the yield to investors at the time such amounts are waived or assumed, as the case may be. The Fund will not reimburse the Advisor at a later time for the expenses assumed.

     Subject to the general supervision of the Board of Trustees, and in accordance with the Fund's investment objective, policies, and restrictions, the Advisor manages the Fund's investment portfolio, makes decisions with respect to and places orders for all purchases and sales of the portfolio securities. David P. Como is the President of the Trust. Robert R. Douglass, Jr. is the Vice-President and Portfolio Manager of the Fund. Mr. Douglass has been a Managing Director of the Advisor since August, 1994. Prior to August, 1994, Mr. Douglass served as Assistant Vice President at Warburg, Pincus Counsellors, Inc.

     Administrator

     The Trust, on behalf of the Fund, has entered into an administrative services agreement (the "Administration Agreement") with FPS Services, Inc. ("FPS"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903, pursuant to which the administrator receives a fee accrued daily and paid monthly of 0.15% of the value of such Fund's first $50 million of total average net assets; 0.10% of the value of such Fund's next $50 million of total average net assets; and 0.05% of the value of such Fund's total average net assets in excess of $100 million, subject to an annual minimum fee of $72,000 for the Trust.

     The term of the Administration Agreement is two years and shall continue in force each year thereafter, so long as such continuance is approved (i) by FPS; (ii) by vote, cast in person at a meeting called for the purpose, of a majority of the Board of Trustees who are not parties to the Administration Agreement or interested persons (as defined in the Act) of any such party, and (iii) by vote of a majority of the Board of Trustees or a majority of the Fund's outstanding voting securities. The Fund and FPS may terminate the Administration Agreement at any time without penalty upon giving the other party 120 days written notice. The Administration Agreement shall automatically terminate in the event of its assignment.

     The services FPS provides to the Fund include: coordinating and monitoring of any third parties furnishing services; providing the necessary office space, equipment and personnel to perform administrative and clerical functions; preparing, filing and distributing of proxy materials, periodic reports to shareholders, registration statements and other documents; organizing of board meetings; and responding to shareholder inquiries.

     Distributor

     FPS Broker Services, Inc. ("FPSB") serves as the Fund's
     Distributor on a best efforts basis. FPSB is an affiliated company of FPS inasmuch as both are under common ownership.

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                                                                          Page 7

     Transfer Agent and Accounting Services Agent
     FPS also serves as the Fund's Transfer Agent, Dividend Disbursing Agent, Redemption Agent and Accounting Services Agent. In such capacities, FPS is responsible for providing record-keeping and administrative services (including calculation of net asset value) and for processing share purchases and redemptions. Correspondence relating to purchases and redemptions of Fund shares, or to dividend payments or reinvestment, should be addressed to FPS Services, Inc.

     Custodian

     UMB Bank, n.a., Kansas City, MO is Custodian for the securities and cash of the Fund.

                               DISTRIBUTION PLAN

     The Shareholders of the Fund adopted a Plan of Distribution (the "Plan"), effective October 1, 1996, pursuant to Rule 12b-1 under the Act, which was approved by the Board of Trustees on July 25, 1996. The Plan permits the Fund to pay certain expenses associated with the distribution of its shares. The Plan provides that the Fund will reimburse FPSB for actual distribution and shareholder servicing expenses incurred by FPSB not exceeding, on an annual basis, 0.50% of the Fund's average daily net assets. Amounts expended by FPSB, but not reimbursed by the Fund, in any year will not be a continuing liability of the Fund in subsequent years. Because the Fund reimburses FPSB only for actual expenditures, FPSB realizes no profit from the Plan. The Plan may be terminated by either party at any time and the Fund shall have no liability for expenses that were not reimbursed as of the date of termination.

     All such payments made pursuant to the Plan shall be made for the purpose of promoting the sale of shares or other such distribution related expenses, including any distribution or service fees paid to securities dealers, investment advisors, financial planners, and others, who have executed a selling or services agreement with FPSB. Distribution expenses which are attributable to a particular Series will be charged against that Series' assets. Distribution expenses which are attributable to more than one Series will be allocated among the Series in proportion to their relative net assets.

                                   BROKERAGE

     The Advisor will attempt to place portfolio transactions for the Fund with those brokers and dealers who will execute orders in an effective manner at the most favorable price. When the execution and price offered by two or more brokers or dealers are comparable, the Advisor may, in its discretion, purchase and sell portfolio securities to and from brokers and dealers who provide research advice and other services. The Advisor may give consideration to sale of shares of the Fund as a factor in the selection of brokers and dealers to execute Fund portfolio transactions subject to seeking best price and execution. The Fund may pay brokerage commissions to brokers which are affiliated with Officers and Trustees of the Fund, provided that such transactions are in compliance with Section 17(e)(2) of the Act.

     Portfolio Turnover
     The rate of portfolio turnover will depend on the investment strategy implemented by the Advisor for the Fund which will vary over any given time period, but may be influenced by the following: general market conditions; valuation analysis; market volatility; and technical analysis. It is not the policy of the Fund to invest with the goal of generating short-term trading profits, rather the Fund seeks to generate long-term capital appreciation when possible by holding investments over a full market cycle, which in the opinion of the Advisor is normally 2-3 years. It is anticipated that the Fund's investment objectives and strategy will result in a portfolio turnover rate of less than 100% over the course of a fiscal year, however market conditions may cause turnover to exceed 100% in certain years.

                               PURCHASE OF SHARES

     Shares are offered for sale by the Fund on a continuous basis at the Fund's net asset value. Purchasers of the Fund's shares pay no "sales load" or underwriting commission, although broker-dealers effecting purchases or sales of Fund shares for their customers may charge a service fee in connection therewith. The minimum initial investment in the


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                                                                          Page 8

     Fund is $250.00. Existing shareholders may purchase additional shares with a minimum purchase of $50 per transaction.

     Purchases of the Fund are made at the net asset value per share next determined after receipt by FPS as Transfer Agent of a purchase order in good order. Thus, for orders received in good order before 4:00 p.m. (Eastern time), the public offering price will be the net asset value as of 4:00 p.m. (Eastern time) that day. Orders for Fund shares received after 4:00 p.m. (Eastern time) will be purchased at the next-determined net asset value determined on the business day following receipt of the order.

     Investing By Telephone
     The Fund may accept telephone orders from broker-dealers or service organizations which have been previously approved by the Trust. It is the responsibility of such broker-dealers or service organizations to promptly forward purchase orders and payments for same to the Fund. Shares of the Fund may be purchased through broker-dealers, banks and bank trust departments which may charge the investor a transaction fee or other fee for their services at the time of purchase. Such fees would not otherwise be charged if the shares were purchased directly from the Fund.

     Investing By Mail

     Prospective shareholders may purchase shares of the Fund by completing and signing the "Investment Application" enclosed with this Prospectus and sending the application, together with a check payable to Trainer, Wortham Emerging Growth Fund, c/o FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903. Except as noted below, purchases without full payment will not be processed until payment is received. The ownership of shares shall be recorded on the books of the Transfer Agent in an account under the shareholder's name. A confirmation of the purchase will be issued showing the account number and number of shares owned.

     Investing by Wire
     Shares may also be purchased by instructing the bank to wire Federal Funds to the Transfer Agent. Federal Funds are monies of member banks within the Federal Reserve System. The bank must include the full name(s) in which the account is registered and the Fund account number, and should address its wire as follows:


                                UMB BANK KC NA
                               ABA # 10-10-00695
                            FOR: FPS SERVICES, INC.
                               A/C 98-7037-071-9
                  FBO "Trainer, Wortham Emerging Growth Fund,"
               Account of (exact name(s) of account registration)
                          ---------------------------------------
           Shareholder Account #____________________________________

     When opening a new account by wire transfer, first telephone the Transfer Agent at 800-441-6580 to request an account number and furnish the Fund with a social security or other tax identification number. A completed application with signature(s) of registrant(s) must be filed with the Fund immediately subsequent to the initial wire. Federal Funds wires must be made in amounts of $250 or more. The bank will generally charge a fee for this wire. The Fund will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.

     Subsequent Investments

     Once a shareholder's account has been established, additional purchases may be made by sending a check payable to "Trainer, Wortham Emerging Growth Fund" c/o FPS Services, Inc., P.O. Box 412797, Kansas City, MO 64141-2797. Please enclose the stub of the account statement and include the Fund account number on the check (as well as the attributable year for retirement plan investments, if applicable). Additional purchases may also be made through the Fund's Automatic Investment Plan which provides shareholders a convenient method to make regularly scheduled subsequent investments. See "SHAREHOLDER SERVICES".


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                                                                          Page 9

                             REDEMPTION OF SHARES

     Redemptions By Written Request

     Shareholders may redeem shares by mail, by writing directly to the Transfer Agent at FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903, and requesting liquidation of all or any part of their shares. The redemption request must be signed exactly as the shareholder's name appears on the form of registration and must include the Fund account number. If shares are owned by more than one person, the redemption request must be signed by all owners exactly as their names appear in the registration. Shares registered in the name of corporations, trusts and fiduciaries can be redeemed only upon instructions of a duly authorized person. To protect the account, the Transfer Agent and the Fund from fraud, signature guarantees are required for certain redemptions. Signature guarantees are required for: (1) all redemptions of $25,000 or more; (2) any redemptions if the proceeds are to be paid to someone other than the person(s) or organization in whose name the account is registered;
     (3) any redemptions which request that the proceeds be wired to a bank (unless bank information was received at the time the account was established); and (4) requests to transfer the registration of shares to another owner. The Transfer Agent requires that signatures be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. The Transfer Agent cannot accept guarantees from notaries public. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. In addition, the Fund will not mail redemption proceeds until checks (including certified checks or cashier's checks) received for the shares purchased have cleared, which can be as long as 15 days.

     Shares will be redeemed at the net asset value, next determined after receipt of a redemption request in proper form. Moreover, under the Act, the right of redemption may be suspended when (a) trading on the New York Stock Exchange is restricted or such Exchange is closed for other than weekends or holidays, (b) the Securities and Exchange Commission has by order permitted such suspension, or (c) an emergency exists making disposal of portfolio securities or valuation of net assets not reasonably practicable. When in the opinion of the Board of Trustees, conditions exist which make payments in cash on redemption unwise or undesirable, the Fund may make payment on redemption in securities.

     The value of a shareholder's shares upon redemption may be more or less than their cost depending upon the value of the Fund's portfolio securities at the time of redemption.

     Redemptions By Telephone
     Shareholders who have so indicated on the application, or have subsequently arranged in writing to do so, may redeem shares by instructing the Transfer Agent by telephone at (800) 441-6580.

     In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent at the address listed under "Investing by Mail." Such requests must be signed by the shareholder, with signatures guaranteed (see "By Written Request" for details regarding signature guarantees). Further documentation may be requested from corporations, executors, administrators, trustees, or guardians.

     The Fund reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time by the Fund. Neither the Fund nor any of their service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, including requesting a shareholder to correctly state his or her Fund account number, the name in which his or her account is registered, his or her social security number, banking


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                                                                         Page 10
     institution, bank account number, and the name in which his or her bank account is registered. To the extent that the Fund fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.

     Shares of the Fund may be redeemed through certain broker-dealers, banks and bank trust departments who may charge the investor a transaction fee or other fee for their services at the time of redemption. Such fees would not otherwise be charged if the shares were redeemed directly from the Fund.

                               EXCHANGE OF SHARES

     You may exchange your shares of any Series of the Trust for shares of either of the other Series at net asset value without the payment of any fee or charge in writing or by telephone. An exchange is considered a sale of shares and may result in capital gain or loss for federal income tax purposes. Before an exchange can be made, you must have received the current Prospectus for the Series into which you wish to exchange, and the exchange privilege may be exercised only in those states where shares of such Series, as the case may be, may legally be sold. If the Transfer Agent receives exchange instructions from you in writing or by telephone at
     (800) 441-6580, in good order by the Valuation Time on any Business Day, the exchange will be effected that day. For your exchange request to be in good order, your request must include your name as it appears on your account, your account number, the amount to be exchanged, the name of the Funds from which and to which the exchange is to be made and a signature guarantee as may be required. A written request by you for an exchange in excess of $25,000 must be accompanied by a signature guarantee as described under "REDEMPTION OF SHARES - By Written Request."

                              SHAREHOLDER SERVICES

     The following special services are available to shareholders. An investor may change or stop these services at any time by written notice to the Fund.

     Automatic Investment Plan

     The Fund has an Automatic Investment Plan which provides shareholders with a convenient method by which investors may have amounts deducted directly from their checking accounts for investment in the Fund. The minimum initial and subsequent investments for the Fund also apply when using this method of investing. To begin participating in this Plan, use the Automatic Investment Plan Application found in the back of this Prospectus.

     Systematic Cash Withdrawal Plan

     The Fund has a Systematic Withdrawal Plan, which provides for voluntary automatic withdrawals of at least $50 monthly, quarterly, semi-annually or annually. In order to qualify for this option, dividends and capital gains must be reinvested.

     Retirement Plans

     The Fund has available an Individual Retirement Account for use by certain individuals who qualify (including earned income from self-employment). More detailed information about how to participate in this plan, the fees charged by the Custodian bank, and the limits on contributions can be found in the Statement of Additional Information or may be obtained by contacting the Fund at (800) 257-4414.

                                NET ASSET VALUE

     The net asset value per share of capital stock of the Fund will be determined each business day on which the New York Stock Exchange is open for business as of the close of regular trading hours (currently 4:00 p.m. Eastern time) and for any other day (other than a day on which no shares are tendered for redemption and no order to purchase or sell any shares is received) during which there is a sufficient degree of trading in the Fund's portfolio securities that the Fund's net asset value per share might be materially affected. Determination of net asset value will be in accordance with


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                                                                         Page 11
     generally accepted accounting principles and will be computed by dividing the value of the Fund's total net assets by the total number of shares outstanding. Securities traded on a securities exchange are valued at the last sale price prior to the time of computation or, if there have been no sales on that day, at the mean of their closing bid and asked prices. Securities not traded on a securities exchange but for which market quotations are readily available will be valued at the mean of their bid and asked prices, although securities traded over the counter on NASDAQ will be valued at their last sale price. Securities not traded on a securities exchange and other securities or assets for which market quotations are not readily available will be valued at fair value as determined in good faith by the Board of Trustees. Once the aggregate value of all securities has been determined, there will be added to this total the dollar amount of cash on hand and receivables and the value of all other assets. From the sum of the foregoing, the aggregate amount of all liabilities and all accrued expenses will be deducted to produce the total net asset value of all shares outstanding.

                              DIVIDENDS AND TAXES

     The Fund intends to qualify annually to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, the Fund will not be subject to Federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and by satisfying certain other requirements relating to the sources of its income and diversification of its assets.

     The Fund intends to distribute substantially all of its net investment income and net capital gains. The Fund intends to distribute its net investment income at least annually and to distribute its net capital gains, if any, at least annually. Dividends from net investment income or net short-term capital gains will be taxable to you as ordinary income, whether received in cash or in additional shares.

     The Fund permits any shareholder located in states where the Fund's shares are registered (regardless of the number of shares owned) to elect a Dividend Reinvestment Plan for the automatic reinvestment of all distributions. If a dividend is declared from net investment income or a capital gains distribution is declared from net capital gains, investors electing under the Dividend Reinvestment Plan are required to take such Dividends or distribution in Fund shares rather than in cash. The full amount of the distribution will be invested and the shareholder will be credited with any full or fractional shares resulting. The investment under the Dividend Reinvestment Plan will be made at the current net asset value on the dividend payable date. Dividends and capital gains distributions will result in a taxable event for the investor even though invested in shares.

     An investor may elect or terminate participation in the Dividend Reinvestment Plan at any time. Elections to participate must be made using the Investment Application. Termination can be made by written notice. Costs of the Plan will be borne by the Fund. There is no assurance that the Plan will result in a profit for an investor.

     For corporate investors in the Fund, dividends from net investment income will generally qualify in part for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by the Fund from domestic (U.S.) sources.

     Distributions paid by the Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to investors as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a byproduct of management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year.
     Also, if purchases of shares in a Fund are made shortly before the record date for a capital gains distribution or a dividend, a portion of the investment will be returned as a taxable distribution.

     Dividends which are declared in October, November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Fund and received by the shareholder on December 31 of the calendar year in which they are declared.


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                                                                         Page 12

     A sale or redemption of shares of a Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Any loss incurred on sale or exchange of a Fund's shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such shares.

     In addition to Federal taxes, shareholders may be subject to state and local taxes on distributions. It is recommended that shareholders consult their tax advisers regarding specific questions as to Federal, state, local or foreign taxes.

     Each year, the Fund will mail information to shareholders on the tax status of the Fund's dividends and distributions made to shareholders.

     The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your account registration form your proper taxpayer identification number and by certifying that you are not subject to backup withholding.

     The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the Federal, state, local or foreign tax consequences of an investment in the Fund.

                            PERFORMANCE INFORMATION


     From time to time, performance information regarding the Fund, such as total return, may be quoted in advertisements or in communications to shareholders. These performance quotations will represent the Fund's past performance, and should not be considered as representative of future results. The Fund's total return may be calculated on an average annual and/or aggregate basis for various periods (which will be stated in all advertisements). Average annual total return reflects the average percentage change per year in the value of an investment in the Fund. Aggregate total return reflects the total percentage change over the stated period. In calculating total return, the assumption is made that dividends and capital gain distributions made by the Fund during the period are reinvested in additional shares.

     Total return of the Fund may be compared to: other mutual funds with similar investment objectives; other relevant indices such as the Russell 2500 Index and the NASDAQ Composite Index; rankings prepared by independent services; financial or industry publications and/or other publications or services that monitor the performance of mutual funds such as Lipper Analytical, CDA/Weisenberger, the Investment Company Institute and Morningstar, Inc., among others.

     The principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                              GENERAL INFORMATION

     Organization

     Trainer, Wortham Emerging Growth Fund is a separate, diversified, Series of Trainer, Wortham First Mutual Funds, a Delaware business trust organized pursuant to a Trust Instrument dated January 17, 1995. On October 1,
     1996, the name of the Trust was changed from First Mutual Funds to its present name. The Trust is registered under the Act as an open-end diversified management investment company commonly known as a mutual fund. The Trustees of the Trust may establish additional series or classes of shares of the Trust without the approval of shareholders. The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.

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                                                                         Page 13


     Description of Shares
     The Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares. Currently, there is only one class of shares issued by the Fund.

     Shareholder Meetings
     The Board of Trustees do not intend to hold annual meetings of shareholders of the Fund. The Board of Trustees has undertaken to the Securities and Exchange Commission, however, that they will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by holders of not less than 10% of the outstanding shares of the Fund. In addition, subject to certain conditions, shareholders of the Fund may apply to the Fund to communicate with other shareholders to request a shareholder's meeting to vote upon the removal of a Trustee or Trustees.

     Certain Provisions of Trust Instrument
     Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Trust; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations.

     Shareholder Reports and Inquiries

     Shareholders will receive annual financial statements which are audited by the Fund's independent accountants, Tait, Weller & Baker, as well as unaudited semi-annual financial statements. Shareholder inquiries should be addressed to Trainer, Wortham Emerging Growth Fund, c/o FPS Services, Inc.,
     3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903, or by calling (800) 257-4414.

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
                                                      INVESTMENT APPLICATION
    -----------------------------------------------------------------------------------------------------------------------------
    MAIL TO: FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903

1.  INITIAL INVESTMENT ($250 minimum)
    -----------------------------------------------------------------------------------------------------------------------------
         FORM OF PAYMENT
         [_]  Check for $ ___________ enclosed (payable to "Trainer, Wortham Emerging Growth Fund")
         [_]  BY WIRE* An initial purchase of $ ________________ was wired on ____________ by
                                                                                 (Date)
         _____________________________________________________ to account # ______________________________
              Name of your Bank or Broker                                       Number assigned by FPS

         *    Before making an initial investment by wire, you must be assigned an account number by calling (800) 441-6580. Then have your local bank wire your funds to: UMB Bank, N.A., ABA #10-10-00695 for credit to FPS AC #98-7037-071-9
              (Trainer, Wortham Emerging Growth Fund). Be sure to include your name and account number on the wire.
    -----------------------------------------------------------------------------------------------------------------------------
2.  REGISTRATION (Please Print)
    -----------------------------------------------------------------------------------------------------------------------------
        INDIVIDUAL
      -------------------------------------------------     ------------------------------
         First Name              Middle Initial            Last Name                              Social Security #
      -------------------------------------------------     ------------------------------
         Jt. Owner First Name*   Middle Initial            Last Name                              Social Security #

         Citizen of:         [_]  United States   [_]  Other (Please indicate) __________________________

         *    (Joint ownership with rights of survivorship unless otherwise noted).
    -----------------------------------------------------------------------------------------------------------------------------
      GIFT TO MINORS
      _______________________________________________________________________
         Name of Custodian (Name one only)                                               As Custodian For (name one only)
         Under the _______________ Uniform Gift to Minors Act                            ________________________
                     State                                                                   Minor's Social Security #
    -----------------------------------------------------------------------------------------------------------------------------
      CORPORATIONS, PARTNERSHIPS, TRUSTS and OTHERS**
      ________________________________________________________________________
         Name of Corporation, Partnership, Trust or Other
      ________________________________________________________________________           Tax I.D. #
         Name of Trustee(s)            Date of Trust
         **Complete Corporate Resolution attached.
    -----------------------------------------------------------------------------------------------------------------------------
3.  MAILING ADDRESS OF RECORD AND TELEPHONE NUMBER(S)
    -----------------------------------------------------------------------------------------------------------------------------
      ________________________________________________________________________
         Street Address and Apt. No.                       City                          State               Zip
         (   )     _____________________________           (   )    ____________________________
                   Residence Telephone Number                       Business Telephone Number
    -----------------------------------------------------------------------------------------------------------------------------
4.  DISTRIBUTION OPTIONS (Please indicate one)
    -----------------------------------------------------------------------------------------------------------------------------
         [_]  Reinvest (dividends & capital gains in additional shares).
         [_]  Cash Dividends (dividend in cash, capital gains in additional shares).
         [_]  All Cash (dividends & capital gains in cash)
    -----------------------------------------------------------------------------------------------------------------------------
5.  SYSTEMATIC WITHDRAWAL PLAN (Minimum initial investment $5,000)
    -----------------------------------------------------------------------------------------------------------------------------
         A check in the amount of $ _________ (minimum $50) will be sent to your address of record unless otherwise noted.
         Please select desired frequency:
         [_]  Monthly, prior to last day
         [_]  Quarterly, prior to last day of ________________, ________________, ________________ and _______________.
         [_]  Semi-Annual or Annual, prior to the last day of __________________, _________________, or _______________.
    -----------------------------------------------------------------------------------------------------------------------------
6.  Telephone Privilege:
    Redemptions; Exchanges Between Funds

    Check box if you want this service:
    I (We) authorize FPS Services, Inc. and/or Trainer, Wortham first Mutual Funds to act upon instructions received by telephone from me (us) to redeem shares or to exchange for shares of other Trainer, Wortham First Mutual Funds. I (we) understand an exchange is made by redeeming shares of one fund and using the proceeds to buy shares of another fund. Exchanges must be made into identically registered accounts. Redemption proceeds will be sent as indicated in this prospectus.

    * If not otherwise indicated below, only exchanges will be allowed.
    [_] Redemption             [_] Exchanges                [_] Both

    Check one only, if none are checked all redemptions will be sent by check.

    [_]   All redemptions proceeds will be executed by an ACH transaction unless FPS Services, Inc. is notified otherwise in writing. There is no charge for ACH transactions. Allow 3 business days.

    [_]   All redemption proceeds will be executed by a FED Wire transaction unless FPS Services is notified otherwise in writing.
          There is a $9 charge for FED Wire transactions.

    [_]   All redemption proceeds will be sent by check to the mailing address indicated below unless FPS Services is notified otherwise in writing.

All FED Wire and ACH transactions will be sent as indicated below. There will be no charge for ACH transactions. Any changes in ACH transactions must be made in writing to FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903.
Please allow one month for ACH instructions to be effective.

(Notify your bank of your intent to establish this option on your bank account.)

------------------------------------------------------------------------------------------------------------------------------
Bank Name                                   Branch Office (if applicable)

------------------------------------------------------------------------------------------------------------------------------
Bank Address (Do not use P.O. Box)          City           State             Zip Code

------------------------------------------------------------------------------------------------------------------------------
Bank Wire Routing Number           Name(s) on Your Bank Account     Your Bank Account Number

------------------------------------------------------------------------------------------------------------------------------

Voided Personal Check or Deposit Slip Must Be Attached

7.  SIGNATURE AND CERTIFICATION
    -----------------------------------------------------------------------------------------------------------------------------
    The following is required by Federal tax law to avoid 20% backup withholding, "By signing below, I certify under penalties of perjury that the social security or taxpayer identification number entered above is correct (or I am waiting for a number to be issued to me), and that I have not been notified by the IRS that I am subject to backup withholding unless I have checked the box." If you have been notified by the IRS that you are subject to backup withholding, check box [_]. "The Internal Revenue
    Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding."

    Receipt of current prospectus is hereby acknowledged.
      ________________________________________________________________________
         Signature       [_] Owner  [_] Custodian  [_] Trustee         Date
      ________________________________________________________________________
         Signature of Joint Owner (if applicable)
    -----------------------------------------------------------------------------------------------------------------------------
8.  INVESTMENT DEALER INFORMATION
    -----------------------------------------------------------------------------------------------------------------------------

         --------------------------------------------------------------------------------------------------------------------
                   Name of Firm                            Rep. Name & No.               Authorized Signature

         --------------------------------------------------------------------------------------------------------------------
                   Street Address                                    City                State               Zip
    -----------------------------------------------------------------------------------------------------------------------------

                     AUTOMATIC INVESTMENT PLAN APPLICATION

                               How does it work?

1. FPS Services, Inc. through our bank, UMB Bank, KC NA, draws an automatic clearing house (ACH) debit electronically against your personal checking account each month, according to your instructions.

2. Choose any amount ($50 or more) that you would like to invest regularly and your debit for the amount will be processed by FPS Services Inc. as if you had written a check yourself.

3.    Shares will be purchased and a confirmation sent to you.

                              How do I set it up?

1. Complete the forms and the Fund Application Form if you do not already have an existing account.

2. Mark one of your personal checks or deposit slips VOID, attach it to the forms below and mail to FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903.

3. As soon as your bank accepts your authorization, debits will be generated and your Automatic Investment Plan started. In order for you to have ACH debits from your account, your bank must be able to accept ACH transactions and/or be a member of an ACH association. Your branch manager should be able to tell you your bank's capability. We cannot guarantee acceptance by your bank.

4. Please allow one month for processing of your Automatic Investment Plan before the first debit occurs.

-------------------------------------------------------------------------------
                     Automatic Investment Plan Application

TO:   FPS Services, Inc.
      3200 Horizon Drive
      P.O. Box 61503
      King of Prussia, PA 19406-0903


Please start an Automatic Investment Plan for me and invest _______________
                                                             ($50 or more)

on the [_] 10th     [_] 15th  [_] 20th of each month,
in shares of Trainer, Wortham Emerging Growth Fund

Check one:
[_] I am in the process of establishing an account.
  or
[_] My account number is: ______________________________________________
________________________________________________________________________
Name as account is registered

________________________________________________________________________
Street

________________________________________________________________________
City                       State                   Zip

I understand that my ACH debit will be dated on the day of each month as indicated above or as specified by written request. I agree that if such debit is not honored upon presentation, FPS Services, Inc. may discontinue this service and any share purchase made upon deposit of such debit may be canceled. I further agree that if the net asset value of the shares purchased with such debit is less when said purchase is canceled than when the purchase was made, FPS Services Inc. shall be authorized to liquidate other shares or fractions thereof held in my account to make up the deficiency. This Automatic Investment Plan may be discontinued by FPS Services, Inc. upon 30-days written notice or at any time by the investor by written notice to FPS Services, Inc. which is received not later than 5 business days prior to the above designed investment date.

Signature(s):  _________________________

               _________________________

                     AUTOMATIC INVESTMENT PLAN APPLICATION

                        Bank Request and Authorization


TO:     _________________________          ________________________________
        Name of Your Bank                  Bank Checking Account Number

        ______________________________________________________________
        Address of Bank or Branch Where Account is Maintained


        As a convenience to me, please honor ACH debits on my account drawn by FPS Services, Inc., UMB Bank, KC NA and payable to "Trainer, Wortham Emerging Growth Fund"

        I agree that your rights with respect to such debit shall be the same as if it were a check drawn upon you and signed personally by me. This authority shall remain in effect until you receive written notice from me changing its terms or revoking it, and until you actually receive such notice, I agree that you shall be fully protected in honoring such debt.

        I further agree that if any debit is dishonored, whether with or without cause or whether intentionally or inadvertently, you shall be under no liability whatsoever.


        DEPOSITOR'S     ___________________________________________
                        Signature of Bank Depositor(s) as shown on bank records.

        NOTE: Your bank must be able to accept ACH transactions and/or be a member of an ACH association in order for you to use this service.

-------------------------------------------------------------------------------

                           Indemnification Agreement

        TO:  The Bank Named Above

        So that you may comply with your Depositor's request and authorization, TRAINER, WORTHAM FIRST MUTUAL FUNDS agrees as follows:

        1. To indemnify and hold you harmless from any loss you may suffer arising from or in connection with the payment by you of a debit drawn by FPS Services, Inc. to the order of Trainer, Wortham Emerging Growth Fund designated on the account of your depositor(s) executing the authorization including any costs or expenses reasonably incurred in connection with such loss. TRAINER, WORTHAM FIRST MUTUAL FUNDS will not, however, indemnify you against any loss due to your payment of any debit generated against insufficient funds.

        2. To refund to you any amount erroneously paid to you to FPS Services, Inc. on any such debit if claim for the amount of such erroneous payment is made by you within 3 months of the date of such debit on which erroneous payment was made.

        This is your

        INVESTMENT APPLICATION

        Detach and Mail to:

        FPS Services, Inc.
        3200 Horizon Drive
        P.O. Box 61503
        King of Prussia, PA 19406-0903

                                  RESOLUTIONS

(This Section to be Completed by Corporations, Trusts, and Other Organizations).

RESOLVED: That this corporation or organization become a shareholder of Trainer, Wortham Emerging Growth Fund of Trainer, Wortham First Mutual Funds
(the "Trust") and that

---------------------------------------------------------------------------

is (are) aware hereby authorized to complete and execute the Application of behalf of the corporation or organization and take any action for it as may be necessary or appropriate with respect to its shareholders account(s) with the Trust, and it is FURTHER RESOLVED: That any one of the above-noted officers is authorized to sign any documents necessary or appropriate to appoint FPS Services, Inc. as redemption agent of the corporation or organization for shares of the Trust, to establish or acknowledge terms and conditions governing the redemption of said shares or to otherwise implement the privileges elected on the application.


                                  CERTIFICATE

I hereby certify that the foregoing resolutions are in conformity with the Charter and By-Laws or other empowering documents of the
----------------------------------------------------------
        (Name of Corporation)


incorporated or formed under the laws of

---------------------------------------------------
        (State)

and were adopted at a meeting of the Board or Trustees of the organization or corporation duly called and held on ________________ at which a quorum was present and acting throughout, and that the same are now in full force and effect.

I further certify that the following is (are) the duly elected officer(s) of the corporation or organization, authorized to act in accordance with the foregoing resolutions.


Name            Title           Name                    Title


------------------------------------

--------------------------------------------

-----------------------------------


Witness my hand and the seal of the corporation or organization this _____ day of ________, 19__

________________________________

____________________________________
*Secretary-Clerk          Other Authorized Officer (if required)


*If the Secretary or other recording officer is authorized to act by the above resolutions, this certificate must also be signed by another officer.

                      TRAINER, WORTHAM FIRST MUTUAL FUNDS

                    TRAINER, WORTHAM TOTAL RETURN BOND  FUND

                          845 Third Avenue,  6th Floor
                               New York, NY 10022
                                      (800) 257-4414

                                   PROSPECTUS
                               October 1, 1996

     Trainer, Wortham First Mutual Funds (the "Trust") is an open-end management investment company which currently offers shares of three series: First Mutual Fund; Trainer, Wortham Emerging Growth Fund; and Trainer, Wortham Total Return Bond Fund (individually and collectively, the "Series"). Each Series has distinct investment objectives and policies.

     This Prospectus pertains only to Trainer, Wortham Total Return Bond Fund (the "Fund"). The Fund seeks to maximize total return, consistent with preservation of capital, through investments in U.S. Government and agency securities, investment grade corporate bonds and other fixed-income securities. Trainer, Wortham & Co., Inc. (the "Advisor") serves as the Fund's investment advisor.

     The minimum initial investment for the Fund is $250. Subsequent investments will be accepted in minimum amounts of $50.00

     This Prospectus sets forth concisely the information a prospective investor should know before investing in the Fund. Investors should read this Prospectus and retain it for future reference. Additional information about the Fund, contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission and is available upon request without charge by calling or writing to the Fund at the telephone number or address shown above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.
================================================================================

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
================================================================================




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                                                                          Page 1

                               TABLE OF CONTENTS
                                                            Page
                                                            ----

     Expense Information................................................
     Investment Objective and Policies..................................
     Investment Strategies and Risk Considerations......................
     Management of the Fund.............................................
        The Board of Trustees...........................................
        The Investment Advisor..........................................
        Administrator...................................................
        Distributor.....................................................
        Transfer Agent/Accounting Services Agent/Custodian..............
     Brokerage..........................................................
     Purchase of Shares.................................................
     Redemption of Shares...............................................
     Exchange of Shares.................................................
     Shareholder Services...............................................
     Net Asset Value....................................................
     Dividends and Taxes................................................
     Performance Information............................................
     General Information................................................

     Underwriter:                                             Advisor:

     FPS Broker Services, Inc.              Trainer, Wortham & Co., Inc.
     3200 Horizon Drive                                 845 Third Avenue
     P.O. Box 61503                                   New York, NY 10022
     King of Prussia, PA 19406-0903                       (800) 775-0604
     (800) 257-4414

     ===================================================================
     FOR MORE DETAILED INFORMATION ABOUT THE ITEMS DISCUSSED IN THIS PROSPECTUS, A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION MAY BE OBTAINED WITHOUT CHARGE BY WRITING TO THE FUND AT 845 THIRD AVENUE, 6TH FLOOR, NEW YORK, NY 10022, OR BY CALLING (800)257-4414.
     ===================================================================




     -------------------------------------------------------------------

                              EXPENSE INFORMATION

     Below is a summary of the Fund's estimated operating expenses. A hypothetical example based on the summary is also shown.

     Annual Fund Operating Expenses/(1)/
     (as a percentage of average net assets):

     Management Fees (after fee waiver)/(2)/...................... 0.00%
     12b-1 Fees................................................... 0.00%
     Other Expenses (after    any     expense
     reimbursement)/(2)/.......................................... 0.75%

     Total Fund Operating Expenses (after fee
     waiver and    any     expense reimbursement)/(2)/............ 0.75%

     Example:                                 1 year            3 years
                                              ------            -------
     An investor would pay the
     following expenses on a $1,000
     investment assuming (1) a 5%
     annual return and (2) redemption
     at the end of each period                  $8                $24

     /(1)/ Trainer, Wortham Total Return Bond Fund will commence investment operations on or about October 1, 1996. The expenses shown are those expected to be incurred for the Fund's first fiscal period.

     /(2)/ Based on estimated expenses for the current fiscal year, the Advisor may choose to waive its investment advisory fee and/or assume certain expenses of the Fund other than brokerage fees, extraordinary items and taxes. Without such waiver and expense reimbursement, Management Fees stated above would be 0.45%. Other Expenses would remain the same and Total Fund Operating Expenses would be 1.20%.

     THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     The purpose of the table above is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The Fund does not impose any sales load, redemption or exchange fees; however, the transfer agent currently charges investors who request redemptions by wire transfer a fee of $9 for each transaction. For more complete descriptions of the various costs and expenses, see the section entitled "MANAGEMENT OF THE FUND".


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                                                                          Page 3

                       INVESTMENT OBJECTIVE AND POLICIES

     The Fund seeks to maximize total return consistent with preservation of capital. The Fund will invest in U.S. Government and agency securities, investment grade corporate bonds and other fixed-income securities. The Fund will seek to produce conservative, risk adjusted returns. Above all, management attempts to preserve principal, compound interest and produce superior results over the course of a full business cycle.

     The Advisor relies on historical yield relationships as a basis for determining the Fund's portfolio structure. The Advisor's securities selection process involves strategic decision making which considers portfolio sector composition, maturity structure and duration. The Advisor's management analyzes yield ratios and implements a disciplined process which helps to have the Fund's portfolio positioned to be compared to the Lehman Aggregate Index. Although the Advisor actively manages its portfolios, it does not consider itself to be a market timer. All changes to the portfolio are made after gradual and careful consideration. The Advisor anticipates a turnover rate of less than 100%.

     When the Fund has determined that adverse market and economic conditions warrant, the Fund may invest all or part of its assets in high-quality money market securities and repurchase agreements for temporary defensive purposes.

     The Fund invests at least 65% of the value of its total assets (except when maintaining a temporary defensive position) in fixed-income securities (which it defines as bonds, debentures and other fixed-income securities). The Fund is permitted to invest in a broad range of investment grade, U.S. dollar denominated fixed-income securities and securities with debt-like characteristics (e.g., bearing interest or having stated principal) of domestic and foreign issuers. These debt securities include: bonds, debentures, notes, money market instruments (including foreign bank obligations, such as time deposits, certificates of deposit and bankers' acceptances, commercial paper and other short-term corporate debt obligations, and repurchase agreements), mortgage-related securities (including interest-only and principal-only stripped mortgage-backed securities), asset-backed securities, municipal obligations and convertible debt obligations. The issuers may include domestic and foreign corporations, partnerships or trusts, and governments or their political subdivisions, agencies or instrumentalities. Under normal market conditions, the Fund seeks to provide performance results that equal or exceed the Solomon Brothers Broad Investment-Grade (BIG) Bond Index, which is a market-capitalization weighted index that includes U.S. Treasury, Government-sponsored, mortgage and investment grade fixed-rate corporate fixed-income securities with a maturity of one year or longer and a minimum of $50 million amount outstanding at the time of inclusion.

     At least 75% of the value of the Fund's net assets must consist of securities which, in the case of bonds and other debt instruments, are rated no lower than A by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps, Inc. ("Duff"). Up to 25% of the value of the Fund's net assets may consist of securities which, in the case of bonds and other debt instruments, are rated no lower than Baa by Moody's and BBB by S&P. The Fund may invest in short-term fixed-income obligations which are rated in the two highest rating categories by Moody's, S&P, Fitch or Duff. See "INVESTMENT STRATEGIES AND RISK CONSIDERATIONS - Fixed-Income Securities."

     Although the Fund is professionally managed, the Fund may suffer a loss on investments resulting in a lower net asset value.

                 INVESTMENT STRATEGIES AND RISK CONSIDERATIONS

     Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund's investment objective will be attained.

     Repurchase Agreements
     The Fund may enter into repurchase agreements with respect to permissible portfolio securities. Under the terms of a repurchase agreement, the Fund would acquire securities from financial institutions such as banks and registered broker-


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                                                                          Page 4
     dealers which the Advisor deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of then-current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than 102% of the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. It is the intent of the Fund to utilize repurchase agreements to invest idle funds for short periods of time. Securities subject to repurchase agreements will be held by the Fund's Custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the Investment Company Act of 1940, as amended (the "Act").

     Illiquid Securities
     The Fund will not invest more than 10% of the value of its net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act of 1933 (the "1933 Act") but that may be purchased by institutional buyers pursuant to Rule 144A under the 1933 Act are subject to this 10% limit. Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public by establishing a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.

     Fixed-Income Securities
     Investors should be aware that even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities typically are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized. Certain securities purchased by the Fund, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal.

     The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a security purchased by the Fund has been adversely changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security. Holding such securities that have been downgraded below investment grade can subject the Fund to additional risk. Certain securities purchased by the Fund, such as those rated Baa by Moody's or BBB by S&P, Fitch or Duff, may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Debt securities which are rated Baa by Moody's are considered medium grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody's to have speculative characteristics. Debt securities rated BBB by S&P are regarded as having adequate capacity to pay interest and repay principal, and while such debt securities ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt securities in this category than in higher rated categories. Fitch considers the obligor's ability to pay interest and repay principal on debt securities rated BBB to be adequate; adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these debt securities and, therefore, impair timely payment. Debt securities rated BBB by Duff are considered to have below average protection factors but may still be considered sufficient for prudent investment.



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                                                                          Page 5

     Forward Commitments
     The Fund may purchase securities on a when-issued or forward commitment basis, which means that the price is fixed at the time of commitment, but delivery and payment ordinarily take place a number of days after the date of the commitment to purchase. The Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will not accrue income in respect of a security purchased on a when-issued or forward commitment basis prior to its stated delivery date.

     Securities purchased on a when-issued or forward commitment basis and certain other securities held by the Fund are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Such securities may expose the Fund to risk because they may experience fluctuations in value prior to their actual delivery. Purchasing debt securities on a when-issued or forward commitment basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. A segregated account of the Fund consisting of cash, cash equivalents or U.S. Government securities or other high quality liquid debt securities of the type in which the Fund invests at least equal at all times to the amount of the when-issued or forward commitments will be established and maintained at the Fund's custodian bank.

     Mortgage-Related Securities
     Mortgage-related securities are securities collateralized by pools of mortgage loans assembled for sale to investors by various governmental agencies, such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by private issuers such as commercial banks, savings and loan institutions, mortgage banks and private mortgage insurance companies, and similar foreign entities. The mortgage-related securities in which the Fund may invest include those with fixed, floating and variable interest rates, those with interest rates that change based on multiples of changes in interest rates and those with interest rates that change inversely to changes in interest rates, as well as stripped mortgage-backed securities which are derivative multi-class mortgage securities. Stripped mortgage-backed securities usually are structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage-backed securities or whole loans. A common type of stripped mortgage-backed security will have one class receiving some of the interest and most of the principal from the mortgage collateral, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Fund purchases a mortgage-related security at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of certain of these securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to prepay. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and therefore, it is not possible to predict accurately the security's return to the Fund. Moreover, with respect to stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Fund will receive when these amounts are reinvested.

     No assurance can be given as to the liquidity of the market for certain mortgage-backed securities, such as collateralized mortgage obligations and stripped mortgage-backed securities. Determination as to the liquidity of interest-only and



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                                                                          Page 6
     principal-only fixed mortgage-backed securities issued by the U.S. Government or its agencies and instrumentalities will be made in accordance with guidelines established by the Fund's Board of Trustees. In accordance with such guidelines, the Advisor will monitor investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. The Fund intends to treat other stripped mortgage-backed securities as illiquid securities.

     Asset-Backed Securities
     The Fund may invest in asset-backed securities. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. These securities include debt securities and securities with debt-like characteristics. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables.

     Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the services of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     Convertible Securities
     The Fund may purchase convertible securities, which are fixed-income securities, such as bonds or preferred stock, which may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.

     The Fund also may invest in debt securities with warrants attached or in units with warrants. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time.

     In connection with its purchases of convertible securities (which include debt securities with warrants), the Fund from time to time may hold common stock received upon the conversion of the security or the exercise of the warrant. The Fund does not intend to retain the common stock in its portfolio and will sell it as promptly as it can and in a manner which it believes will reduce the risk of loss in connection with the sale.

     In general, the market value of a convertible security is the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., the value of the underlying shares of common stock if the security is converted). As a fixed-income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. However, the price of a convertible security also is influenced by the market value of the security's underlying common stock. Thus, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.



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                                                                          Page 7

     Municipal Obligations
     Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities. While in general, municipal obligations are tax exempt securities having relatively low yields as compared to taxable, non-municipal obligations of similar quality, certain issues of municipal obligations, both taxable and non-taxable, offer yields comparable and in some cases greater than the yields available on other permissible investments. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities.

     Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued.

     Dividends received by shareholders which are attributable to interest income received by it from municipal obligations generally will be subject to federal income tax. Municipal obligations bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the municipal obligation's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. The Fund currently intends to invest no more than 25% of its assets in municipal obligations. However, this percentage may be varied from time to time without shareholder approval.

     Zero Coupon and Stripped Securities
     The Fund may invest in zero coupon U.S. Treasury securities, which are Treasury notes and bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The Fund also may invest in zero coupon securities issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The amount of the discount fluctuates with the market price of the security. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

     Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. If the Fund invests in such securities it may be required, in order to maintain its qualification as a regulated investment company and avoid liability for Federal income taxes, to distribute the income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

     Foreign Government Obligations; Securities of Supranational Entities
     The Fund may invest in U.S. dollar denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Advisor to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Fund's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.



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                                                                          Page 8

     Foreign Securities
     The Fund may invest in U.S. dollar denominated obligations of foreign corporations. Investing in securities issued by foreign corporations involves considerations and possible risks not typically associated with investing in obligations issued by domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

     The risks associated with investing in foreign securities are often heightened by investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     Money Market Instruments
     The Fund may invest, in the following types of money market instruments, each of which at the time of purchase must have or be deemed to have under rules of the Securities and Exchange Commission remaining maturities of 13 months or less. The Fund may invest in money market instruments and debt securities, including bank obligations and commercial paper, which are at least comparable in quality to the Fund's other investments. Bank obligations may include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation, or by a savings and loan association or savings bank that is insured by the Federal Deposit Insurance Corporation. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Investments by the Fund in non-negotiable time deposits are limited to no more than 5% of its total assets at the time of purchase.

     U.S. Treasury Securities
     U.S. Treasury securities include Treasury bills, Treasury notes and Treasury bonds that differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years.

     U.S. Government Securities
     In addition to U.S. Treasury securities, U.S. Government securities include securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

                             MANAGEMENT OF THE FUND

     The Board of Trustees
     Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. There are currently eight Trustees, five of whom are not "interested persons" of the Trust within the meaning of that term under the Act. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations. The Statement of Additional Information contains the name and background information regarding each Trustee.




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                                                                          Page 9

     The Investment Advisor
     Trainer, Wortham & Co., Inc. (the "Advisor"), with offices at 845 Third Avenue, New York, NY 10022 is the Trust's investment advisor and manager and is registered as an investment advisor under the Investment Advisors Act of 1940, as amended.

     The Advisor, organized in 1990, continues an investment counseling business which began in 1924 as Trainer & Associates. The Advisor supervises approximately $1.7 billion in investment accounts and is owned entirely by the officers active in the day-to-day management of portfolios. By reason of his stock ownership of 45% of the Advisor, Charles V. Moore may be said to be a "controlling person" of that firm.

     Pursuant to an investment advisory agreement with the Trust on behalf of the Fund, the Advisor receives an annual fee, accrued daily and paid monthly, of 0.45% of the Fund's average daily net assets. From time to time, the Advisor may waive receipt of its fees and/or voluntarily assume certain Fund expenses, which would have the effect of lowering the Fund's expense ratio and increasing yield to investors at the time such amounts are waived or assumed, as the case may be. The Fund will not reimburse the Advisor at a later time for the expenses assumed.

     Subject to the general supervision of the Board of Trustees, and in accordance with the Fund's investment objective, policies, and restrictions, the Advisor manages the Fund's investment portfolio, makes decisions with respect to and places orders for all purchases and sales of the portfolio securities. David P. Como is the President of the Trust. John D. Knox is the Vice-President and Portfolio Manager of the Fund. Mr. Knox joined Trainer Wortham in December, 1995 as the Managing Director of Fixed Income. Prior to joining Trainer Wortham, Mr. Knox served as Director of Global Fixed Income and Managing Director from 1994-1995 for Bear Stearns Asset Management and Bear Stearns, respectively. For more than 11 years prior thereto, Mr. Knox was a Principal and Senior Portfolio Manager at Morgan Stanley Asset Management where he managed fixed income portfolios for a variety of domestic and international clients.

     Administrator

     The Trust, on behalf of the Fund, has entered into an administrative services agreement (the "Administration Agreement") with FPS
     Services, Inc. ("FPS"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903, pursuant to which the administrator receives a fee accrued daily and paid monthly of 0.15% of the value of such Fund's first $50 million of total average net assets; 0.10% of the value of such Fund's next $50 million of total average net assets; and 0.05% of the value of such Fund's total average net assets in excess of $100 million, subject to an annual minimum fee of $72,000 for the Trust.

     The term of the Administration Agreement is two years and shall continue in force each year thereafter, so long as such continuance is approved (i) by FPS; (ii) by vote, cast in person at a meeting called for the purpose, of a majority of the Board of Trustees who are not parties to the Administration Agreement or interested persons (as defined in the Act) of any such party, and (iii) by vote of a majority of the Board of Trustees or a majority of the Fund's outstanding voting securities. The Fund and FPS may terminate the Administration Agreement at any time without penalty upon giving the other party 120 days written notice. The Administration Agreement shall automatically terminate in the event of its assignment.

     The services FPS provides to the Fund include: coordinating and monitoring of any third parties furnishing services; providing the necessary office space, equipment and personnel to perform administrative and clerical functions; preparing, filing and distributing of proxy materials, periodic reports to shareholders, registration statements and other documents; organizing of board meetings; and responding to shareholder inquiries.

     Distributor

     FPS Broker Services, Inc. ("FPSB") serves as the Fund's Distributor on a best efforts basis. FPSB is an affiliated company of FPS inasmuch as both are under common ownership.


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                                                                         Page 10

     Transfer Agent and Accounting Services Agent

     FPS serves as the Fund's Transfer Agent, Dividend Disbursing Agent, Redemption Agent and Accounting Services Agent. In such capacities, FPS is responsible for providing record-keeping and administrative services (including calculation of net asset value) and for processing share purchases and redemptions. Correspondence relating to purchases and redemptions of Fund shares, or to dividend payments or reinvestment, should be addressed to FPS Services, Inc.

     Custodian
     UMB Bank, n.a., Kansas City, MO is Custodian for the securities and cash of the Fund.


                                   BROKERAGE

     The Advisor will attempt to place portfolio transactions for the Fund with those brokers and dealers who will execute orders in an effective manner at the most favorable price. When the execution and price offered by two or more brokers or dealers are comparable, the Advisor may, in its discretion, purchase and sell portfolio securities to and from brokers and dealers who provide research advice and other services. The Advisor may give consideration to the sale of shares of the Fund as a factor in the selection of brokers and dealers to execute Fund portfolio transactions subject to seeking best price and execution. The Fund may pay brokerage commissions to brokers which are affiliated with Officers and Trustees of the Fund, provided that such transactions are in compliance with Section 17(e)(2) of the Act.

     Portfolio Turnover
     The rate of portfolio turnover will depend on the investment strategy implemented by the Advisor for the Fund which will vary over any given time period, but may be influenced by the following: general market conditions; valuation analysis; market volatility; and technical analysis. It is not the policy of the Fund to invest with the goal of generating short-term trading profits, rather the Fund seeks to generate long-term capital appreciation when possible by holding investments over a full market cycle, which in the opinion of the Advisor is normally 2-3 years. It is anticipated that the Fund's investment objectives and strategy will result in a portfolio turnover rate of less than 100% over the course of a fiscal year; however market conditions may cause turnover to exceed 100% in certain years.

                               PURCHASE OF SHARES

     Shares are offered for sale by the Fund on a continuous basis at the Fund's net asset value. Purchasers of the Fund's shares pay no "sales load" or underwriting commission, although broker-dealers effecting purchases or sales of Fund shares for their customers may charge a service fee in connection therewith. The minimum initial investment in the Fund is $250.00. Existing shareholders may purchase additional shares with a minimum purchase of $50 per transaction.

     Purchases of the Fund are made at the net asset value per share next determined after receipt by FPS as Transfer Agent, of a purchase order in good order. Thus, for orders received in good order before 4:00 p.m. (Eastern time), the public offering price will be the net asset value determined as of 4:00 p.m. (Eastern time) that day. Orders for Fund shares received after 4:00 p.m. (Eastern time) will be purchased at the next-determined net asset value on the business day following receipt of the order.

     Investing By Telephone
     The Fund may accept telephone orders from broker-dealers or service organizations which have been previously approved by the Trust. It is the responsibility of such broker-dealers or service organizations to promptly forward purchase orders and payments for same to the Fund. Shares of the Fund may be purchased through broker-dealers, banks and bank trust departments which may charge the investor a transaction fee or other fee for their services at the time of purchase. Such fees would not otherwise be charged if the shares were purchased directly from the Fund.




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                                                                         Page 11

     Investing By Mail

     Prospective shareholders may purchase shares of the Fund by completing and signing the "Investment Application" enclosed with this Prospectus and sending the application, together with a check payable to Trainer, Wortham Total Return Bond Fund c/o FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903. Except as noted below, purchases without full payment will not be processed until payment is received. The ownership of shares shall be recorded on the books of the Transfer Agent in an account under the shareholder's name. A confirmation of the purchase will be issued showing the account number and number of shares owned.

     Investing by Wire
     Shares may also be purchased by instructing the bank to wire Federal Funds to the Transfer Agent. Federal Funds are monies of member banks within the Federal Reserve System. The bank must include the full name(s) in which the account is registered and the Fund account number, and should address its wire as follows:

                                UMB BANK KC NA
                               ABA # 10-10-00695
                            FOR: FPS SERVICES, INC.
                               A/C 98-7037-071-9
                 FBO "Trainer, Wortham Total Return Bond Fund,"
               Account of (exact name(s) of account registration)
                          ---------------------------------------
           Shareholder Account #____________________________________

     When opening a new account by wire transfer, first telephone the Transfer Agent at 800-441-6580 to request an account number and furnish the Fund with a social security or other tax identification number. A completed application with signature(s) of registrant(s) must be filed with the Fund immediately subsequent to the initial wire. Federal Funds wires must be made in amounts of $250 or more. The bank will generally charge a fee for this wire. The Fund will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.

     Subsequent Investments

     Once a shareholder's account has been established, additional purchases may be made by sending a check payable to "Trainer, Wortham Total Return Bond Fund" c/o FPS Services, Inc., P.O. Box 412797, Kansas City, MO
     64141-2797. Please enclose the stub of the account statement and include the Fund account number on the check (as well as the attributable year for retirement plan investments, if applicable). Additional purchases may also be made through the Fund's Automatic Investment Plan which provides shareholders a convenient method to make regularly scheduled subsequent investments. See "SHAREHOLDER SERVICES."

                              REDEMPTION OF SHARES

     Redemptions By Written Request

     Shareholders may redeem shares by mail only, by writing directly to the Transfer Agent at FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903, and requesting liquidation of all or any part of their shares. The redemption request must be signed exactly as the shareholder's name appears on the form of registration and must include the Fund account number. If shares are owned by more than one person, the redemption request must be signed by all owners exactly as their names appear in the registration. Shares registered in the name of corporations, trusts and fiduciaries can be redeemed only upon instructions of a duly authorized person. To protect the account, the Transfer Agent and the Fund from fraud, signature guarantees are required for certain redemptions. Signature guarantees are required for: (1) all redemptions of $25,000 or more; (2) any redemptions if the proceeds are to be paid to someone other than the person(s) or organization in whose name the account is registered;
     (3) any redemptions which request that the proceeds be wired to a bank (unless bank information was received at the time the account was established); and (4) requests to transfer the registration of shares to another owner. The Transfer Agent requires that signatures be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Broker-dealers guaranteeing signatures must be a




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                                                                         Page 12
     member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. The Transfer Agent cannot accept guarantees from notaries public. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. In addition, the Fund will not mail redemption proceeds until checks
     (including certified checks or cashier's checks) received for the shares purchased have cleared, which can be as long as 15 days.

     Shares will be redeemed at the net asset value, next determined after receipt of a redemption request in proper form. Moreover, under the Act, the right of redemption may be suspended when (a) trading on the New York Stock Exchange is restricted or such Exchange is closed for other than weekends or holidays, (b) the Securities and Exchange Commission has by order permitted such suspension, or (c) an emergency exists making disposal of portfolio securities or valuation of net assets not reasonably practicable. When in the opinion of the Board of Trustees, conditions exist which make payments in cash on redemption unwise or undesirable, the Fund may make payment on redemption in securities.

     The value of a shareholder's shares upon redemption may be more or less than their cost depending upon the value of the Fund's portfolio securities at the time of redemption.

     Redemptions By Telephone

     Shareholders who have so indicated on the application, or have subsequently arranged in writing to do so, may redeem shares by instructing the Transfer Agent by telephone at (800) 441-6580.

     In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent at the address listed under "Investing by Mail". Such requests must be signed by the shareowner, with signatures guaranteed (see "By Written Request" for details regarding signature guarantees). Further documentation may be requested from corporations, executors, administrators, trustees, or guardians.

     The Fund reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time by the Fund. Neither the Fund nor any of their service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, including requesting a shareowner to correctly state his or her Fund account number, the name in which his or her account is registered, his or her social security number, banking institution, bank account number, and the name in which his or her bank account is registered. To the extent that the Fund fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.

     Shares of the Fund may be redeemed through certain broker-dealers, banks and bank trust departments who may charge the investor a transaction fee or other fee for their services at the time of redemption. Such fees would not otherwise be charged if the shares were redeemed directly from the Fund.

                               EXCHANGE OF SHARES

     You may exchange your shares of any Series of the Trust for shares of either of the other Series at net asset value without the payment of any fee or charge in writing or by telephone. An exchange is considered a sale of shares and may result in capital gain or loss for federal income tax purposes. Before an exchange can be made, you must have received the current Prospectus for the Series into which you wish to exchange, and the exchange privilege may be exercised only in those states where shares of such Series, as the case may be, may legally be sold. If the Transfer Agent receives exchange instructions from you in writing or by telephone at (800) 441-6580, in good order by the Valuation Time on any Business Day, the exchange will be effected that day. For your exchange request to be in good order, your

     ---------------------------------------------------------------------------
     request must include your name as it appears on your account, your account number, the amount to be exchanged, the name of the Fund from which and to which the exchange is to be made and a signature guarantee as may be required. A written request by you for an exchange in excess of $25,000 must be accompanied by a signature guarantee as described under "REDEMPTION OF SHARES - By Written Request."

                              SHAREHOLDER SERVICES

     The following special services are available to shareholders. An investor may change or stop these services at any time by written notice to the Fund.

     Automatic Investment Plan
     The Fund has an Automatic Investment Plan which provides shareholders with a convenient method by which investors may have amounts deducted directly from their checking accounts for investment in the Fund. The minimum initial and subsequent investments for the Fund also apply when using this method of investing. To begin participating in this Plan, use the Automatic Investment Plan Application found in the back of this Prospectus.

     Systematic Cash Withdrawal Plan
     The Fund has a Systematic Withdrawal Plan, which provides for voluntary automatic withdrawals of at least $50 monthly, quarterly, semi-annually or annually. In order to qualify for this option, dividends and capital gains must be reinvested.

     Retirement Plans
     The Fund has available an Individual Retirement Account for use by certain individuals who qualify (including earned income from self-employment). More detailed information about how to participate in this plan, the fees charged by the Custodian bank, and the limits on contributions can be found in the Statement of Additional Information or may be obtained by contacting the Fund at (800)257-4414.

                                NET ASSET VALUE

     The net asset value per share of capital stock of the Fund will be determined each business day on which the New York Stock Exchange is open for business as of the close of regular trading hours (currently 4:00 p.m. Eastern time) and for any other day (other than a day on which no shares are tendered for redemption and no order to purchase or sell any shares is received) during which there is a sufficient degree of trading in the Fund's portfolio securities that the Fund's net asset value per share might be materially affected. Determination of net asset value will be in accordance with generally accepted accounting principles and will be computed by dividing the value of the Fund's total net assets by the total number of shares outstanding. Securities traded on a securities exchange are valued at the last sale price prior to the time of computation or, if there have been no sales on that day, at the mean of their closing bid and asked prices. Securities not traded on a securities exchange but for which market quotations are readily available will be valued at the mean of their bid and asked prices, although securities traded over the counter on NASDAQ will be valued at their last sale price. Securities not traded on a securities exchange and other securities or assets for which market quotations are not readily available will be valued at fair value as determined in good faith by the Board of Trustees. Once the aggregate value of all securities has been determined, there will be added to this total the dollar amount of cash on hand and receivables and the value of all other assets. From the sum of the foregoing, the aggregate amount of all liabilities and all accrued expenses will be deducted to produce the total net asset value of all shares outstanding.

                              DIVIDENDS AND TAXES

     The Fund intends to qualify annually to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, the Fund will not be subject to Federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and by satisfying certain other requirements relating to the sources of its income and diversification of its assets.

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                                                                         Page 14

     The Fund intends to distribute substantially all of its net investment income and net capital gains. The Fund intends to distribute its net investment income at least annually and to distribute its net capital gains, if any, at least annually. Dividends from net investment income or net short-term capital gains will be taxable to you as ordinary income, whether received in cash or in additional shares. It is not anticipated that any portion of the Dividends received from net investment income of the Fund will qualify for the corporate Dividends received deduction.

     The Fund permits any shareholder located in states where the Fund's shares are registered (regardless of the number of shares owned) to elect a Dividend Reinvestment Plan for the automatic reinvestment of all distributions. If a dividend is declared from net investment income or a capital gains distribution is declared from net capital gains, investors electing under the Dividend Reinvestment Plan are required to take such Dividends or distribution in Fund shares rather than in cash. The full amount of the distribution will be invested and the shareholder will be credited with any full or fractional shares resulting. The investment under the Dividend Reinvestment Plan will be made at the current net asset value on the dividend payable date. Dividends and capital gains distributions will result in a taxable event for the investor even though invested in shares.

     An investor may elect or terminate participation in the Dividend Reinvestment Plan at any time. Elections to participate must be made using the Investment Application. Termination can be made by written notice. Costs of the Plan will be borne by the Fund. There is no assurance that the Plan will result in a profit for an investor.

     The Fund's investment in certain bonds, such as zero coupon bonds, may cause the Fund to recognize income and make distributions prior to the receipt of cash payments. These bonds are subject to special tax rules concerning the amount, character and timing of income required to be reported by the Fund and distributed.

     Distributions paid by the Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to investors as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a byproduct of management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year.
     Also, if purchases of shares in a Fund are made shortly before the record date for a capital gains distribution or a dividend, a portion of the investment will be returned as a taxable distribution.

     Dividends which are declared in October, November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

     A sale or redemption of shares of a Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Any loss incurred on sale or exchange of a Fund's shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such shares.

     In addition to Federal taxes, shareholders may be subject to state and local taxes on distributions. It is recommended that shareholders consult their tax advisers regarding specific questions as to Federal, state, local or foreign taxes.

     Each year, the Fund will mail information to shareholders on the tax status of the Fund's dividends and distributions made to shareholders.

     The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your account registration form your proper taxpayer identification number and by certifying that you are not subject to backup withholding.

     The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the Federal, state, local or foreign tax consequences of an investment in the Fund.

     ---------------------------------------------------------------------------

                            PERFORMANCE INFORMATION

     From time to time, performance information regarding the Fund, such as total return or yield, may be quoted in advertisements or in communications to shareholders. These performance quotations will represent the Fund's past performance, and should not be considered as representative of future results. The Fund's total return may be calculated on an average annual and/or aggregate basis for various periods (which will be stated in all advertisements). Average annual total return reflects the average percentage change per year in the value of an investment in the Fund. Aggregate total return reflects the total percentage change over the stated period. In calculating total return, the assumption is made that dividends and capital gain distributions made by the Fund during the period are reinvested in additional shares.

     The Fund may also advertize its yield. The Fund's yield is calculated by dividing the net investment income per share earned during a recent 30-day (or 1 month) period by the maximum public offering price per share on the last day of that period.

     Performance of the Fund may be compared to: other mutual funds with similar investment objectives; other relevant indices; rankings prepared by independent services or other financial or industry publications and/or other publications or services that monitor the performance of mutual funds, such as the services of Lipper Analytical, CDA/Weisenberger, the Investment Company Institute, Morningstar, Inc., the Dow Jones Composite Average or its component indices and Solomon Brothers Broad Investment Grade Bond Index, Standard & Poor's 500 Stock Index or its component indices, among others.

     The principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                              GENERAL INFORMATION

     Organization

     Trainer, Wortham Total Return Bond Fund is a separate, diversified, Series of Trainer, Wortham First Mutual Funds, a Delaware business trust organized pursuant to a Trust Instrument dated January 17, 1995. On October 1, 1996, the name of the Trust was changed from First Mutual Funds to its present name. The Trust is registered under the Act as an open-end diversified management investment company commonly known as a mutual fund. The Trustees of the Trust may establish additional series or classes of shares of the Trust without the approval of shareholders. The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.

     Description of Shares
     The Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares. Currently, there is only one class of shares issued by the Fund.

     Shareholder Meetings
     The Board of Trustees do not intend to hold annual meetings of shareholders of the Fund. The Board of Trustees has undertaken to the Securities and Exchange Commission, however, that they will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by holders of not less than 10% of the outstanding shares of the Fund. In addition, subject to certain conditions, shareholders of the Fund may apply to the Fund to communicate with other shareholders to request a shareholder's meeting to vote upon the removal of a Trustee or Trustees.

     ---------------------------------------------------------------------------

     Certain Provisions of Fund Instrument
     Under Delaware law, the shareholders of the Trust will not be personally liable for the obligations of the Trust; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations.

     Shareholder Reports and Inquiries

     Shareholders will receive annual financial statements which are audited by the Fund's independent accountants, Tait, Weller & Baker, as well as unaudited semi-annual financial statements. Shareholder inquiries should be addressed to Trainer, Wortham Total Return Bond Fund, c/o FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903, or by calling (800) 257-4414.

     ---------------------------------------------------------------------------

                                                      INVESTMENT APPLICATION
    -----------------------------------------------------------------------------------------------------------------------------
    MAIL TO: FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903

1.  INITIAL INVESTMENT ($250 minimum)
    -----------------------------------------------------------------------------------------------------------------------------
         FORM OF PAYMENT
         [_]  Check for $ ___________ enclosed (payable to "Trainer, Wortham Total Return Bond Fund")
         [_]  BY WIRE* An initial purchase of $ ________________ was wired on ____________ by
                                                                                 (Date)
         _____________________________________________________ to account # ______________________________
              Name of your Bank or Broker                                       Number assigned by FPS

         *    Before making an initial investment by wire, you must be assigned an account number by calling (800) 441-6580. Then have your local bank wire your funds to: UMB Bank, N.A., ABA #10-10-00695 for credit to FPS AC #98-7037-071-9
              (Trainer, Wortham Total Return Bond Fund). Be sure to include your name and account number on the wire.
    -----------------------------------------------------------------------------------------------------------------------------
2.  REGISTRATION (Please Print)
    -----------------------------------------------------------------------------------------------------------------------------
        INDIVIDUAL
      -------------------------------------------------     ------------------------------
         First Name              Middle Initial            Last Name                              Social Security #
      -------------------------------------------------     ------------------------------
         Jt. Owner First Name*   Middle Initial            Last Name                              Social Security #

         Citizen of:         [_]  United States   [_]  Other (Please indicate) __________________________

         *    (Joint ownership with rights of survivorship unless otherwise noted).
    -----------------------------------------------------------------------------------------------------------------------------
      GIFT TO MINORS
      _______________________________________________________________________
         Name of Custodian (Name one only)                                               As Custodian For (name one only)
         Under the _______________ Uniform Gift to Minors Act                            ________________________
                     State                                                                   Minor's Social Security #
    -----------------------------------------------------------------------------------------------------------------------------
      CORPORATIONS, PARTNERSHIPS, TRUSTS and OTHERS**
      ________________________________________________________________________
         Name of Corporation, Partnership, Trust or Other
      ________________________________________________________________________           Tax I.D. #
         Name of Trustee(s)            Date of Trust
         **Complete Corporate Resolution attached.
    -----------------------------------------------------------------------------------------------------------------------------
3.  MAILING ADDRESS OF RECORD AND TELEPHONE NUMBER(S)
    -----------------------------------------------------------------------------------------------------------------------------
      ________________________________________________________________________
         Street Address and Apt. No.                       City                          State               Zip
         (   )     _____________________________           (   )    ____________________________
                   Residence Telephone Number                       Business Telephone Number
    -----------------------------------------------------------------------------------------------------------------------------
4.  DISTRIBUTION OPTIONS (Please indicate one)
    -----------------------------------------------------------------------------------------------------------------------------
         [_]  Reinvest (dividends & capital gains in additional shares).
         [_]  Cash Dividends (dividend in cash, capital gains in additional shares).
         [_]  All Cash (dividends & capital gains in cash)
    -----------------------------------------------------------------------------------------------------------------------------
5.  SYSTEMATIC WITHDRAWAL PLAN (Minimum initial investment $5,000)
    -----------------------------------------------------------------------------------------------------------------------------
         A check in the amount of $ _________ (minimum $50) will be sent to your address of record unless otherwise noted.
         Please select desired frequency:
         [_]  Monthly, prior to last day
         [_]  Quarterly, prior to last day of ________________, ________________, ________________ and _______________.
         [_]  Semi-Annual or Annual, prior to the last day of __________________, _________________, or _______________.
    -----------------------------------------------------------------------------------------------------------------------------
6.  Telephone Privilege:
    Redemptions; Exchanges Between Funds

    Check box if you want this service:
    I (We) authorize FPS Services, Inc. and/or Trainer, Wortham first Mutual Funds to act upon instructions received by telephone from me (us) to redeem shares or to exchange for shares of other Trainer, Wortham First Mutual Funds. I (we) understand an exchange is made by redeeming shares of one fund and using the proceeds to buy shares of another fund. Exchanges must be made into identically registered accounts. Redemption proceeds will be sent as indicated in this prospectus.

    * If not otherwise indicated below, only exchanges will be allowed.
    [_] Redemption             [_] Exchanges                [_] Both

    Check one only, if none are checked all redemptions will be sent by check.

    [_]   All redemptions proceeds will be executed by an ACH transaction unless FPS Services, Inc. is notified otherwise in writing. There is no charge for ACH transactions. Allow 3 business days.

    [_]   All redemption proceeds will be executed by a FED Wire transaction unless FPS Services is notified otherwise in writing.
          There is a $9 charge for FED Wire transactions.

    [_]   All redemption proceeds will be sent by check to the mailing address indicated below unless FPS Services is notified otherwise in writing.

All FED Wire and ACH transactions will be sent as indicated below. There will be no charge for ACH transactions. Any changes in ACH transactions must be made in writing to FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903.
Please allow one month for ACH instructions to be effective.

(Notify your bank of your intent to establish this option on your bank account.)

------------------------------------------------------------------------------------------------------------------------------
Bank Name                                   Branch Office (if applicable)

------------------------------------------------------------------------------------------------------------------------------
Bank Address (Do not use P.O. Box)          City           State             Zip Code

------------------------------------------------------------------------------------------------------------------------------
Bank Wire Routing Number           Name(s) on Your Bank Account     Your Bank Account Number

------------------------------------------------------------------------------------------------------------------------------

Voided Personal Check or Deposit Slip Must Be Attached
    -----------------------------------------------------------------------------------------------------------------------------
7.  SIGNATURE AND CERTIFICATION
    -----------------------------------------------------------------------------------------------------------------------------
    The following is required by Federal tax law to avoid 20% backup withholding, "By signing below, I certify under penalties of perjury that the social security or taxpayer identification number entered above is correct (or I am waiting for a number to be issued to me), and that I have not been notified by the IRS that I am subject to backup withholding unless I have checked the box." If you have been notified by the IRS that you are subject to backup withholding, check box [_]. "The Internal Revenue
    Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding."

    Receipt of current prospectus is hereby acknowledged.
      ________________________________________________________________________
         Signature       [_] Owner  [_] Custodian  [_] Trustee         Date
      ________________________________________________________________________
         Signature of Joint Owner (if applicable)
    -----------------------------------------------------------------------------------------------------------------------------
8.  INVESTMENT DEALER INFORMATION
    -----------------------------------------------------------------------------------------------------------------------------

         ____________________________________________________________________________________________________________________
                   Name of Firm                            Rep. Name & No.               Authorized Signature

         --------------------------------------------------------------------------------------------------------------------
                   Street Address                                    City                State               Zip
    -----------------------------------------------------------------------------------------------------------------------------


                     AUTOMATIC INVESTMENT PLAN APPLICATION

                               How does it work?

1. FPS Services, Inc. through our bank, UMB Bank, KC NA, draws an automatic clearing house (ACH) debit electronically against your personal checking account each month, according to your instructions.

2. Choose any amount ($50 or more) that you would like to invest regularly and your debit for the amount will be processed by FPS Services Inc. as if you had written a check yourself.

3.    Shares will be purchased and a confirmation sent to you.

                              How do I set it up?

1. Complete the forms and the Fund Application Form if you do not already have an existing account.

2. Mark one of your personal checks or deposit slips VOID, attach it to the forms below and mail to FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903.

3. As soon as your bank accepts your authorization, debits will be generated and your Automatic Investment Plan started. In order for you to have ACH debits from your account, your bank must be able to accept ACH transactions and/or be a member of an ACH association. Your branch manager should be able to tell you your bank's capability. We cannot guarantee acceptance by your bank.

4. Please allow one month for processing of your Automatic Investment Plan before the first debit occurs.

-------------------------------------------------------------------------------
                     Automatic Investment Plan Application

TO:   FPS Services, Inc.
      3200 Horizon Drive
      P.O. Box 61503
      King of Prussia, PA 19406-0903

Please start an Automatic Investment Plan for me and invest _______________
                                                             ($50 or more)

on the [_] 10th     [_] 15th  [_] 20th of each month,
in shares of Trainer, Wortham Total Return Bond Fund

Check one:
[_] I am in the process of establishing an account.
  or
[_] My account number is: ______________________________________________
________________________________________________________________________
Name as account is registered

________________________________________________________________________
Street

________________________________________________________________________
City                       State                   Zip

I understand that my ACH debit will be dated on the day of each month as indicated above or as specified by written request. I agree that if such debit is not honored upon presentation, FPS Services, Inc. may discontinue this service and any share purchase made upon deposit of such debit may be canceled. I further agree that if the net asset value of the shares purchased with such debit is less when said purchase is canceled than when the purchase was made, FPS Services Inc. shall be authorized to liquidate other shares or fractions thereof held in my account to make up the deficiency. This Automatic Investment Plan may be discontinued by FPS Services, Inc. upon 30-days written notice or at any time by the investor by written notice to FPS Services, Inc. which is received not later than 5 business days prior to the above designed investment date.

Signature(s):  _________________________

               _________________________

                     AUTOMATIC INVESTMENT PLAN APPLICATION

                        Bank Request and Authorization


TO:     _________________________          ________________________________
        Name of Your Bank                  Bank Checking Account Number

        ______________________________________________________________
        Address of Bank or Branch Where Account is Maintained

        As a convenience to me, please honor ACH debits on my account drawn by FPS Services, Inc., UMB Bank, KC NA and payable to "Trainer, Wortham Total Return Bond Fund."

        I agree that your rights with respect to such debit shall be the same as if it were a check drawn upon you and signed personally by me. This authority shall remain in effect until you receive written notice from me changing its terms or revoking it, and until you actually receive such notice, I agree that you shall be fully protected in honoring such debt.

        I further agree that if any debit is dishonored, whether with or without cause or whether intentionally or inadvertently, you shall be under no liability whatsoever.


        DEPOSITOR'S     ___________________________________________
                        Signature of Bank Depositor(s) as shown on bank records.

        NOTE: Your bank must be able to accept ACH transactions and/or be a member of an ACH association in order for you to use this service.

-------------------------------------------------------------------------------

                           Indemnification Agreement

        TO:  The Bank Named Above

        So that you may comply with your Depositor's request and authorization, TRAINER, WORTHAM FIRST MUTUAL FUNDS agrees as follows:

        1. To indemnify and hold you harmless from any loss you may suffer arising from or in connection with the payment by you of a debit drawn by FPS Services, Inc. to the order of Trainer, Wortham Total Return Fund designated on the account of your depositor(s) executing the authorization including any costs or expenses reasonably incurred in connection with such loss. TRAINER, WORTHAM FIRST MUTUAL FUNDS will not, however, indemnify you against any loss due to your payment of any debit generated against insufficient funds.

        2. To refund to you any amount erroneously paid to you to FPS Services, Inc. on any such debit if claim for the amount of such erroneous payment is made by you within 3 months of the date of such debit on which erroneous payment was made.

        This is your

        INVESTMENT APPLICATION

        Detach and Mail to:

        FPS Services, Inc.
        3200 Horizon Drive
        P.O. Box 61503
        King of Prussia, PA 19406-0903

                                  RESOLUTIONS

(This Section to be Completed by Corporations, Trusts, and Other Organizations).

RESOLVED: That this corporation or organization become a shareholder of Trainer,Wortham Total Return Bond Fund of Trainer, Wortham First Mutual Funds (the "Trust") and that


---------------------------------------------------------------------------

is (are) aware hereby authorized to complete and execute the Application of behalf of the corporation or organization and take any action for it as may be necessary or appropriate with respect to its shareholders account(s) with the Trust, and it is FURTHER RESOLVED: That any one of the above-noted officers is authorized to sign any documents necessary or appropriate to appoint FPS Services, Inc. as redemption agent of the corporation or organization for shares of the Trust, to establish or acknowledge terms and conditions governing the redemption of said shares or to otherwise implement the privileges elected on the application.


                                  CERTIFICATE

I hereby certify that the foregoing resolutions are in conformity with the Charter and By-Laws or other empowering documents of the

----------------------------------------------------------
        (Name of Corporation)


incorporated or formed under the laws of

---------------------------------------------------
        (State)

and were adopted at a meeting of the Board or Trustees of the organization or corporation duly called and held on ________________ at which a quorum was present and acting throughout, and that the same are now in full force and effect.

I further certify that the following is (are) the duly elected officer(s) of the corporation or organization, authorized to act in accordance with the foregoing resolutions.


Name            Title           Name                    Title


------------------------------------

--------------------------------------------

-----------------------------------
-----------------------------------


Witness my hand and the seal of the corporation or organization this _____ day of ________, 19___

________________________________

____________________________________
*Secretary-Clerk          Other Authorized Officer (if required)


*If the Secretary or other recording officer is authorized to act by the above resolutions, this certificate must also be signed by another officer.

                      STATEMENT OF ADDITIONAL INFORMATION



                             October 1, 1996


--------------------------------------------------------------------------------

                      TRAINER, WORTHAM FIRST MUTUAL FUNDS
                               First Mutual Fund
                     Trainer, Wortham Emerging Growth Fund
                    Trainer, Wortham Total Return Bond Fund

--------------------------------------------------------------------------------


Trainer, Wortham First Mutual Funds (the "Trust") currently offers shares of the following three series representing separate portfolios of investments: First Mutual Fund; Trainer, Wortham Emerging Growth Fund; and Trainer, Wortham Total Return Bond Fund (individually and collectively, the "Series" or "Fund(s)"). Information concerning each Series is provided in separate Prospectuses, each dated October 1, 1996. This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the current Prospectus for each Fund. Much of the information contained herein expands upon subjects discussed in the Prospectuses. No investment in shares should be made without first reading the applicable Prospectus. A copy of each Series' Prospectus may be obtained without charge by writing to the Trust, at 845 Third Avenue, 6th Floor, New York, NY 10022 or by calling (800) 257-4414.


Underwriter:                                                            Advisor:
FPS Broker Services, Inc.                           Trainer, Wortham & Co., Inc.
3200 Horizon Drive                                   845 Third Avenue, 6th Floor
P.O. Box 61503                                                New York, NY 10022
King of Prussia, PA 19406-0903                                    (212) 759-7755
(800) 257-4414

No person has been authorized to give any information or to make any representation not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its Distributor. The Prospectus does not constitute an offering by the Trust or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                                                                            Page
                                                                            ----
Trainer, Wortham First Mutual Funds................................
Investment Objectives and Policies.................................
Investment Restrictions............................................
Other Investment Restrictions......................................
Trustees and Officers..............................................
Control Persons and Principal Holders of Securities................
Investment Advisor.................................................
Administrator......................................................
Distributor........................................................
Transfer Agent and Accounting Services Agent.......................
Custodian..........................................................
Legal Counsel......................................................
Auditors...........................................................
Distribution Plan..................................................
Brokerage..........................................................
Individual Retirement Account......................................
Performance Calculations...........................................
General Information................................................
Financial Statements...............................................
Appendix "A" - Annual Report to Shareholders dated June 30, 1996...

--------------------------------------------------------------------------------

                      TRAINER, WORTHAM FIRST MUTUAL FUNDS


Trainer, Wortham First Mutual Funds (the "Trust"), 845 Third Avenue, 6th Floor, New York, NY 10022, is an open-end management investment company, which currently offers shares of the following three diversified Series, each with its own investment objectives and policies: First Mutual Fund; Trainer, Wortham Emerging Growth Fund; and Trainer, Wortham Total Return Bond Fund.

                       INVESTMENT OBJECTIVES AND POLICIES

Investment Objectives

First Mutual Fund
The Fund seeks to achieve capital appreciation through investment in common stocks and securities convertible into common stocks. Its secondary objective is income.

Trainer, Wortham Emerging Growth Fund

The Fund seeks to achieve capital appreciation through investments in the common stock of emerging growth companies which are defined as companies achieving or about to achieve rapid earnings growth with weighted average market capitalizations of approximately $1 billion. The Fund seeks to outperform equity returns generated by relevant benchmark indices and funds with comparable objectives by employing proprietary fundamental, technical and valuation analysis in the selection of smaller-capitalization, publicly-traded U.S. companies.

Trainer, Wortham Total Return Bond Fund
The Fund seeks to maximize total return, consistent with preservation of capital.

Investment Policies

The following discussion of investment techniques and instruments should be read in conjunction with the "INVESTMENT OBJECTIVE AND POLICIES" and "INVESTMENT STRATEGIES AND RISK CONSIDERATIONS" sections of the Prospectus of each Fund.

The Board of Trustees may, in the future, authorize a Fund to invest in securities other than those listed herein and in the Prospectuses, provided such investment would be consistent with that Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to that Fund.

The following discussion applies to all of the Funds.

The Funds will not, as to 75% of their total assets, purchase the securities of any one issuer (other than cash, cash items, and obligations of the United States Government) if immediately thereafter, and as a result of the purchase, the Funds would (a) have more than 5% of the value of their total assets invested in the securities of such issuer, or (b) hold more than 10% of any or all classes of the securities of any one issuer. The Funds will not invest in the securities of other investment companies. Although permitted under the Trust's Declaration of Trust and By-laws, the following types of transactions are not anticipated:

          1. Investment in restricted securities (including non-marketable securities);

          2.  Engaging in short selling; and

          3.  Arbitrage activities.

Although it is not the current intention of the Funds to borrow, each Fund may borrow for the purpose of investing in portfolio securities. To the extent that the Funds borrow money, they will incur interest expense. Any investment gains made with the additional funds in excess of interest paid will cause the net asset value of the Funds' shares to rise faster

--------------------------------------------------------------------------------
than would otherwise be the case. Conversely, any investment losses from such monies will cause the net asset value of the Funds shares to fall faster than would otherwise be the case. The foregoing investment policies may be changed without shareholder approval except to the extent they are reflected in the Funds fundamental policies. (See "INVESTMENT RESTRICTIONS" below.)

                            INVESTMENT RESTRICTIONS

The Funds have adopted the following restrictions with respect to their investment policies. These restrictions are fundamental policies, and may not be changed as to a Fund unless authorized by the vote of a majority of the outstanding shares of the Fund, as that term is defined herein under the section entitled "GENERAL INFORMATION" below.

     (a) UNDERWRITING OF SECURITIES: The Funds will not engage in the underwriting of securities of other issuers.

     (b) DIVERSIFICATION: The Funds have adopted the policy prohibiting it from, as to 75% of each Fund's total assets, investing more than 5% of its total assets in the securities of any one issuer (other than securities issued by the Government or its agencies or instrumentalities).

     (c) INDUSTRY CONCENTRATIONS: The Funds may not purchase the securities of issuers conducting their principal business activities in the same industry, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities if immediately after such purchase the value of a Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund.

     (d) PURCHASE AND SALE OF REAL ESTATE: The Funds will not engage in the purchase and sale of interests in real estate except that the Funds may engage in the purchase and sale of marketable securities which may represent indirect interests in real estate.

     (e) PURCHASE AND SALE OF COMMODITIES OR COMMODITY CONTRACTS: The Funds will not engage in the purchase and sale of commodities or commodity contracts.

     (f) MAKING OF LOANS TO OTHER PERSONS: The Funds will not make loans to any person or company, except that the Funds may purchase a portion of an issue of publicly distributed bonds, debentures or other debt securities and except further that the Funds may enter into repurchase agreements.

     (g) BORROWING OF MONEY: From time to time, the Funds may borrow money. All such borrowings shall be exclusively from banks. The purpose of such borrowings shall be both for temporary use and to provide funds for the purchase of additional investments whenever the Board of Trustees of the Trust shall deem it desirable. In connection with any such borrowing, the Funds shall issue promissory notes or other evidences of indebtedness and shall, when required, pledge, assign or otherwise encumber its assets, provided, however, (i) that immediately after such borrowing it shall have an asset coverage of at least 300% for all its borrowing and (ii) that in the event such asset coverage shall at any time fall below 300% it shall, within three days thereafter (not including Sundays and holidays) or such longer periods as the U.S. Securities and Exchange Commission (the "SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of the borrowings shall be at least 300%.

     (i) SECURITIES OF OTHER INVESTMENT COMPANIES: The Funds will not invest in the securities of other investment companies.

--------------------------------------------------------------------------------

     (j) ISSUANCE OF SENIOR SECURITIES: The Funds are not authorized to issue securities senior to the shares offered by this Prospectus, except in connection with borrowings under the terms described above under "BORROWING OF MONEY."

                         OTHER INVESTMENT RESTRICTIONS

     (a)   The Funds may not invest in oil, gas or mineral leases;

     (b) The Funds may invest up to 5% of their total assets at the time of purchase in warrants. Included within this amount, but not to exceed 2% of the Fund's total assets are warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. This restriction does not apply to warrants initially attached to securities purchased by the Funds;

     (c)   The Funds will not invest in real estate limited partnerships; and

     (d) The Funds will not purchase securities on margin, but the Funds may obtain such short-term credits as may be necessary for the purchase and sale of securities.

                             TRUSTEES AND OFFICERS

The Trustees and Executive Officers of the Trust, their addresses, affiliations, if any, with Trainer, Wortham & Co., Inc. (the "Advisor") and principal occupations during the past five years, are as follows:

------------------------------------------------------------------------------------------------------------------------------------

Name, Age                      Position(s)           Aggregate       Total           Principal Occupation(s) During the Past Five
& Address                      Held with             Compensation    Compensation    Years
                               Trust                 From Trust      From Trust
                                                     for Fiscal      and Fund
                                                     Year Ended      Complex Paid
                                                     6/30/96         to Trustees
------------------------------------------------------------------------------------------------------------------------------------

James F. Twaddell (57)         Chairman of the         $200.00         $200.00       Investment Banker at Schneider Securities,
c/o Schneider Securities,      Board;                                                Inc. since June 1995; Chairman of the Board,
 Inc.                          Trustee since                                         Director and Registered  Representative of
2 Charles Street               1979                                                  Barclay Investment, Inc. until June 1995.
Providence, RI  02904
------------------------------------------------------------------------------------------------------------------------------------

Robert H. Breslin, Jr. (68)    Trustee since           $400.00         $400.00       Partner in the law firm of Breslin & Sweeney,
107 Forge Road                 1979.                                                 Warwick, RI. since 1970.
E. Greenwich, RI 02818
------------------------------------------------------------------------------------------------------------------------------------

David P. Como/1/ (50)          President;                $0              $0          Managing Director of BIL, Trainer, Wortham
845 Third Avenue               Trustee since                                         and/or Trainer and Associates since 1969.
Sixth Floor                    1982.
New York, NY  10022
------------------------------------------------------------------------------------------------------------------------------------

Raymond Eisenberg (73)         Chairman of the         $400.00         $400.00       President of Raymond Eisenberg & Associates,
414 County Street              Audit Committee;                                      PC Accountants and Auditors, New Bedford, MA
New Bedford, MA  02740         Trustee since                                         since 1980.
                               1960.
------------------------------------------------------------------------------------------------------------------------------------

David Elias/1/ (51)            Trustee since             $0              $0          President and Chief Investment Officer of
500 Essjay Road                1991.                                                 Elias Asset Management, Inc., Buffalo, NY
Suite 220                                                                            since 1978.
Williamsville, NY  14221
------------------------------------------------------------------------------------------------------------------------------------

Robert S. Lazar (52)           Member of the           $200.00         $200.00       Retired in 1992; formerly an
P.O. Box 4158                  Audit Committee;                                      Engineer, Newport, RI; Director, Newport
Middletown, RI  02842-0011     Trustee since                                         Federal Savings Bank, Newport, RI.
                               1976
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

H. Williamson Ghriskey, Jr.    Vice-President            $0              $0          Managing Director of BIL, Trainer, Wortham
 (52)                          and                                                   and/or Trainer and Associates since 1978.
845 Third Avenue               Treasurer
Sixth Floor
New York, NY  10022
------------------------------------------------------------------------------------------------------------------------------------

Martin S. Levine (43)          Member of the           $400.00         $400.00       Controller and Chief Financial Officer of John
c/o John P. Picone, Inc.       Audit Committee;                                      P. Picone, Inc., Contractors and Engineers,
31 Garden Lane                 Trustee since                                         Lawrence, NY, since 1984.
Lawrence, NY  11559            1994
------------------------------------------------------------------------------------------------------------------------------------

Terri Thibadeau/1/(49)         Trustee since             $0              $0          Private Investor; Member of the Board of St.
167 Seabreeze Avenue           1995                                                  Edwards Church in Palm Beach, FL since
Palm Beach, FL 33480                                                                 1990.
------------------------------------------------------------------------------------------------------------------------------------

Debra L. Clark (37)            Secretary                 $0              $0          Mutual Fund and Marketing Distribution Agent
845 Third Avenue                                                                     for Trainer, Wortham First Mutual Funds from
Sixth Floor                                                                          1993 to present; Vice-President & Director of
New York, NY 10022                                                                   Fund/Plan Broker Services, Inc. from 1987 to
                                                                                     1993.
------------------------------------------------------------------------------------------------------------------------------------

Charles H.G. Honey (25)        Vice-President            $0              $0          Sr. Research Analyst, Trainer, Wortham & Co.,
                                                                                     Inc. since May 1994; Equity Analyst, Woodward
                                                                                     and Associates from June 1993 to May 1994.
------------------------------------------------------------------------------------------------------------------------------------



 /1/ "Interested person" within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "Act"). Mr. Como is an "interested person" by reason of his affiliation with the Advisor and as a result of being an Officer of the Trust. Mr. Elias may be regarded as an "interested person" by reason of a material business relationship with the Advisor. Ms. Thibadeau is an "interested person" because she is Mr. Como's sister.

The Audit Committee of the Board of Trustees of the Trust was established to consider such matters as the selection of the independent certified public accountant for the Trust, review of the auditor's report on accounting procedures and internal controls, review of the quarterly reports on brokerage commissions paid by the Trust, and other issues referred to the Committee by the full Board. The Audit Committee is comprised of three disinterested Trustees; under the Trust's By-laws, the President also serves as an Ex-Officio member of the Audit Committee.

As of June 30, 1996, the Trustees of the Trust received a fee of $200 per meeting of the Board of Trustees attended. In addition, the trustees were reimbursed expenses incurred with connection to their attendance at meetings of the Board of Trustees. Effective with the commencement of Trainer, Wortham Emerging Growth Fund and Trainer, Wortham Total Return Bond Fund, the Trustees will receive a $3,000 per calendar year retainer and a $500 per meeting fee. Members of the Audit Committee also receive fees for meetings attended. However, no Officer of the Trust receives any compensation directly from the Trust for performing the duties of their offices. The Advisor, of which Messrs. Como and Ghriskey are officers and/or trustees, receives fees from the Trust for acting as its investment advisor. (See the section entitled "INVESTMENT ADVISOR".)

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of September 9, 1996 the Trustees and Officers of the Trust individually and as a group owned beneficially less than 1.00% of the outstanding shares of First Mutual Fund.

As of September 9, 1996, the following persons owned of record or beneficially more than 5% of the outstanding voting shares of First Mutual Fund:

--------------------------------------------------------------------------------

Name and Address of Beneficial Owner         Number of Shares Held  Percentage
------------------------------------         ---------------------  -----------

Perry R.  Como                                     141,093.001          5.97%
c/o Trainer, Wortham & Co., Inc.
845 Third Avenue, 6th Floor
New York, NY 10022

Roncom Productions Employees                       155,545.512          6.58%
Deferred Profit Sharing Trust
845 Third Avenue, 6th Floor
New York, NY 10022

Trainer, Wortham Profit Sharing Trust              406,770.230         17.22%
c/o Trainer, Wortham & Co., Inc.
845 Third Avenue, 6th Floor
New York, NY 10022

                              INVESTMENT ADVISOR


In December 1990, Trainer, Wortham & Co., Inc. ("the Advisor") became the investment advisor of the Trust. The Advisor has offices at 845 Third Avenue, 6th Floor, New York, N.Y. 10022. The Advisor, organized in 1990, continues an investment counseling business which began in 1924 as Trainer & Associates. The Advisor is registered as an investment advisor under the Investment Advisers Act of 1940, as amended, and supervises approximately $1.7 billion in investment accounts. The Advisor is owned entirely by the officers active in the day-to-day management of portfolios. By reason of his stock ownership of 45% of the Advisor, Charles V. Moore, President may be said to be a "controlling person" of that firm.

The Directors of the Advisor are: A. Alexander Arnold III, David P. Como, H. Williamson Ghriskey, Jr., and Charles V. Moore. Mr. Como, managing director of the Advisor, is the President and a Trustee of the Trust. Since 1982, Mr. Como has been primarily responsible for the day-to-day investment management of the Trust's portfolio. Mr. Ghriskey, Jr., managing director of the Advisor, is Vice-President, and Treasurer of the Trust.

Each Fund's Investment Advisory Agreement provides that, subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment objectives, policies, and restrictions, the Advisor will manage the Fund's investment portfolio, make decisions with respect to and place orders for all purchases and sales of the portfolio securities. Pursuant to the Investment Advisory Agreements, the Advisor is not liable for any mistake of judgment, mistake of law, or other loss to a Fund in connection with its performance under the Investment Advisory Agreements except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for its services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties, or by reason of its reckless disregard of its obligations under the Investment Advisory
Agreements.

Under the Investment Advisory Agreement, with respect to First Mutual Fund, the Advisor receives an annual investment advisory fee, accrued daily and paid monthly, of 0.75% of the Fund's average daily net assets; with respect to Trainer, Wortham Emerging Growth Fund, the Advisor receives an annual fee, accrued daily and paid monthly, of 1.25% of the Fund's average daily net assets, and with respect to Trainer, Wortham Total Return Bond Fund, the Advisor receives an annual fee, accrued daily and paid monthly, of 0.45% of the Fund's average daily net assets. From time to time, the Advisor may waive receipt of its fees and/or voluntarily assume certain Fund expenses, which would have the effect of lowering a Fund's expense ratio and increasing yield to investors at the

--------------------------------------------------------------------------------
time such amounts are waived or assumed, as the case may be. No Fund will reimburse the Advisor at a later time for the expenses it has assumed.

Under the Investment Advisory Agreements, if the total expenses borne by a Fund in any fiscal year exceed expense limitations imposed by applicable state securities regulations, the Advisor will reimburse the Fund for such excess. In connection with the registration of the Funds' shares for sale in certain states, the Advisor has agreed with the regulatory commissions of such states that if the operating expenses in any year (excluding taxes, brokerage commissions and interest) exceed 2 1/2% of the first $30 million of a Fund's average net assets, 2% of the next $70 million and 1 1/2% of the remaining average net assets, the Advisor shall reimburse the Funds for such excess. Expenses incurred pursuant to such Fund's Distribution Plan are excluded from this limitation.

For the fiscal years ended June 30, 1996, June 30, 1995 and June 30, 1994, with respect to First Mutual Fund, the Fund paid the Advisor fees aggregating $191,340, $139,966 and $173,869, respectively.

                                 ADMINISTRATOR

FPS Services, Inc., ("FPS"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903, serves as the Trust's Administrator pursuant to an Administration Agreement (the "Administration Agreement") FPS is an affiliate of the Trust's Distributor, FPS Broker Services, Inc. Pursuant to the Administration Agreement, FPS receives an annual fee, accrued daily and paid monthly, of 0.15% on the first $50 million of the average daily net assets of the Trust, 0.10% on the next $50 million of the average daily net assets of the Trust; and 0.05% on average daily net assets of the Trust over $100 million, subject to a minimum fee of $72,000 for the Trust. Minimum fees are $48,000 per year for the first Series, and $12,000 for each additional Series or class. The Trust pays the fees and out-of-pocket costs of FPS.

The services FPS provides to the Trust include: the coordination and monitoring of any third parties furnishing services to the Trust; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Trust; preparing, filing and distributing proxy materials, periodic reports to shareholders, organization of Board meetings, registration statements and other documents; and responding to shareholder inquiries.

With respect to First Mutual Fund, FPS received administration fees of $45,248, $42,007 and $42,125 for the fiscal years ended June 30, 1996, June 30, 1995, and June 30, 1994, respectively.

                                  DISTRIBUTOR

FPS Broker Services, Inc. ("FPSB") serves as the Trust's Distributor pursuant to an Underwriting Agreement (the "Underwriting Agreement"). FPSB is an affiliated company of the Administrator, FPS, inasmuch as both FPSB and FPS are under common ownership.

The Underwriting Agreement will terminate in the event of assignment and may be renewed for successive one-year periods provided that each continuance is specifically approved by (1) the vote of a majority of the Trust's outstanding voting shares or by the Board of Trustees and (2) the vote of a majority of the Board of Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the Underwriting Agreement.

                 TRANSFER AGENT AND  ACCOUNTING SERVICES AGENT

FPS serves as the Trust's Transfer Agent, Dividend Disbursing Agent and Redemption Agent pursuant to a Transfer Agent Services Agreement and also serves as the Trust's Accounting Services Agent pursuant to an Accounting Services Agreement (the "Accounting and Transfer Agent Services Agreements"). The Accounting and Transfer Agent Services Agreements will continue in effect from year to year, provided such continuance is specifically approved at least annually by the Board of Trustees or by a vote of a majority of the outstanding shares of the Trust (as defined

--------------------------------------------------------------------------------
under the section entitled "GENERAL INFORMATION" in each Fund's Prospectus), and a majority of the Board of Trustees who are not interested persons (as defined in the Act) of any party to the respective Agreements, by votes cast in person at a meeting called for such purpose.

The Accounting and Transfer Agent Services Agreements provide generally that FPS shall be indemnified against liabilities to the Trust in connection with matters relating to the Accounting and Transfer Agent Services Agreements except those arising out of willful misfeasance, bad faith or gross negligence on the part of FPS in the performance of its duties or from reckless disregard of its obligations and duties thereunder.

The Trust pays FPS an annual fee of $15.00 per shareholder account (subject to a minimum monthly fee of $2,250) for its services as Transfer Agent, Dividend Disbursing Agent and Redemption Agent. For accounting services, FPS receives from the Trust an annual fee, payable monthly, of $24,000 on the first $10 million of average daily net assets; .0004% on the next $40 million of average daily net assets; .0003% of the next $50 million of average daily net assets; and .0001% of average daily net assets in excess of $100 million.

                                   CUSTODIAN

UMB Bank, KC, NA, P.O. Box 412797, Kansas City, MO is Custodian for the securities and cash of each Fund.

                                 LEGAL COUNSEL

Stradley, Ronon, Stevens & Young, LLP, Philadelphia, PA serves as counsel to the Trust.

                                    AUDITORS

Tait, Weller & Baker, 2 Penn Center Plaza, Suite 700, Philadelphia, PA 19102-1707 have been selected as the independent accountants for the Funds and will provide audit and tax services. The books of the Funds will be audited at least once each year by Tait, Weller & Baker.

                               DISTRIBUTION PLAN

First Mutual Fund and Trainer, Wortham Emerging Growth Fund have adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan permits the respective Fund to pay certain expenses associated with the distribution of its shares. The Plan provides that First Mutual Fund and Trainer, Wortham Emerging Growth Fund will reimburse FPSB for actual distribution and shareholder servicing expenses incurred by FPSB not exceeding, on an annual basis, 0.25% and 0.50%, respectively, of the respective Fund's average daily net assets.

In adopting the Plan, the Board of Trustees considered the likelihood that the Plan is designed to benefit each Fund and its shareholders by strengthening the system for distributing the Fund's shares and thereby increasing sales and reducing redemptions. Potential benefits from increased sales and reduced redemptions include: (i) additional funds being available for investment, thereby giving the Fund's portfolio manager greater flexibility in pursuing the Fund's investment objectives; (ii) reducing the likelihood that an unusually large demand for redemption would require disadvantageous liquidations of portfolio investments; and (iii) increasing net assets, thereby reducing on a per share basis those expenses which do not rise proportionately with net assets. The Board of Trustees concluded that there was a reasonable likelihood that the Fund and its shareholders would benefit from the adoption of the Plan.

The Plan will terminate in the event of assignment and may be renewed for successive one year periods provided that each continuance is specifically approved by: (1) the vote of a majority of the Fund's outstanding voting shares or by

--------------------------------------------------------------------------------
the Board of Trustees; and (2) the vote of a majority of the Board of Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the Plan.

Any change in the Plan that would materially increase the amount of distribution expense borne by the Fund requires shareholder approval; any other material change requires approval by the Board of Trustees, including a majority of the disinterested trustees as described above. While the Plan is in effect, the selection and nomination of the Fund's disinterested Trustees is committed to the disinterested Trustees.

The Plan authorizes the Fund to pay service organizations, which may include but are not limited to: (1) compensation to securities brokers and dealers for selling shares; (2) compensation to securities brokers and dealers, accountants, attorneys, investment advisors and pension actuaries for services rendered to their clients relating to the distribution of shares of the Fund; (3) compensation to such parties for marketing research and promotional services specifically relating to the distribution of Fund shares; (4) the costs of advertising in newspapers, magazines or other periodicals, or on radio or television; (5) the costs of telephone (including "WATS" and "800" services), mail (including postage and other delivery costs) or other direct solicitation of prospective investors; (6) the costs of preparing and printing prospectuses and other sales material for prospective investors, and the cost of distributing these materials; (7) the fees of public relations consultants; and (8) any other distribution expenses that the Board of Trustees may from time to time approve before such expenses are incurred.

All such payments made pursuant to the Plan shall be made for the purpose of selling shares issued by the Fund. Payments of compensation pursuant to (3) above may be based in whole or in part on a percentage of the regular salary expense for those employees of such parties engaged in marketing research and promotional services specifically relating to the distribution of Fund shares based on the amount of time devoted by such employees to such activities, and any out-of-pocket expenses associated with the distribution of Fund shares.

The Plan provides that FPSB will be reimbursed on a monthly basis for expenses incurred in connection with the distribution of Fund shares. During the fiscal year ended June 30, 1996, distribution expenses for First Mutual Fund were reimbursed as follows:

      Expense Item                                      Amount

Advertising and Printing...................................... $6,055.98
Marketing Support Personnel
 and Salaries.................................................$49,832.62
Travel/Marketing Meetings..................................... $1,664.67

TOTAL 12B-1 EXPENSES..........................................$57,553.27

                                   BROKERAGE

It is the policy of each Fund to secure the execution of orders on its portfolio transactions in an effective manner at the most favorable price. Pursuant to its agreement with each Fund, the Advisor determines, subject to the general supervision of the Board of Trustees and in accordance with the Fund's investment objectives, policies and restrictions, which securities are to be purchased and sold and which brokers are to be eligible to execute its portfolio transactions. It is not the policy of the Funds to deal solely with one broker, but it is the Fund's intention to place portfolio transactions with those brokers which provide the most favorable combination of price, execution and services to the Trust. Research services are a factor in selection of brokers, but payment in excess of brokerage commissions charged by other brokers is not made in recognition of research services. The reasonableness of brokerage commissions is evaluated by comparison to fees charged by other brokers where the execution and services are comparable.

--------------------------------------------------------------------------------

During the fiscal year ended June 30, 1996, First Mutual Fund paid a total of $73,171.25 in brokerage commissions; $132,302.77 for the fiscal year 1995; and $154,935 for the fiscal year 1994. The Board of Trustees including a majority of the disinterested Trustees, have adopted certain procedures pursuant to Rule 17e-1 governing brokerage transactions between the Trust and affiliated brokers. The Trust has, in the past, paid brokerage commissions to brokers which are affiliated with Officers and Trustees of the Trust. During the fiscal years ended June 30, 1996, 1995 and 1994 the Trust paid no such brokerage commissions.

First Mutual Fund's portfolio turnover rate of 107% in the year ended June 30, 1996 was lower than the 198% rate for the prior year. The rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate or portfolio turnover may result in the realization of substantial capital gains and involves correspondingly greater transaction costs.

                         INDIVIDUAL RETIREMENT ACCOUNT

Each Fund offers a plan (the "IRA") for use by any individual with compensation for services rendered (including earned income from self-employment) who wishes to use shares of the Fund as a funding medium for individual retirement saving. The only exception is an individual who has attained, or will attain, age 70 1/2 before the end of the taxable year. Such an individual may only contribute to an IRA for his or her nonworking spouse under age 70 1/2.

Subject to the restriction set forth below, an individual may make annual deductible contributions to the IRA up to the lesser of 100% of gross income or $2,000 ($2,250 total for the individual and individual's non-income earning spouse with two separate accounts). For purposes of tax year 1996 these contributions may be made at any time on or before April 15, 1997. Changes to the IRA tax laws will become effective in 1997.

The Code provides that the $2,000 ($2,250) deduction discussed above will be phased-out for certain individuals who are active participants in an employer-sponsored retirement plan and whose adjusted gross income ("AGI") equals or exceeds certain dollar limits. If such an individual is a married person with AGI on his or her joint return in excess of $40,000 but less than $50,000, or a single person with AGI in excess of $25,000 but less than $35,000, the individual's $2,000 ($2,250) deduction will be ratably reduced. A married individual with AGI on his or her joint return of $50,000 or more, or a single individual with AGI of $35,000 or more, may not deduct his or her IRA contribution.

Under the Code, even if the individual is not a participant in an employer-sponsored retirement plan, if his or her spouse is a participant in such a plan and if their AGI, filing jointly, is more than $40,000, the individual and his or her spouse will both be subject to the phase-out discussed above. If neither the individual nor his or her spouse is a participant in an employer-sponsored retirement plan, or if the individual's AGI is less than the $40,000 or $25,000 amounts discussed above, the individual may continue to make deductible contributions of $2,000 ($2,250).

Non-deductible contributions to an IRA may be made under the Code to the extent an individual is unable to make a deductible contribution under the phase-out rules discussed above.

An individual's IRA contributions (and earnings thereon) generally may not be withdrawn (without the individual's incurring a 10% additional income tax) until age 59 1/2, except in the event of death or disability. In addition, distributions before age 59 1/2 are not subject to the 10% additional income tax if they are in the form of substantially equal periodic payments over the life or life expectancy of the individual, or over the joint lives or joint life expectancy of the individual and his or her beneficiary. Earnings on amounts contributed (both deductible and nondeductible) to the IRA are not taxed until distributed.



In the IRA, distributions of net investment income and capital gains will be automatically reinvested in the Fund. Retirement plan participants will be billed for all maintenance fees which are to be paid to UMB Bank, MO. Payment may be made through liquidation of shares of the Fund.

--------------------------------------------------------------------------------

UMB Bank furnishes custodial services for the IRA for a service fee chargeable as follows: (a) annual maintenance fee - $12 (per participant's account);
(b) lump sum distribution or termination fee -$7 (per participant's account); and (c) periodic cash distributions - $1 (each payment).

The foregoing brief description is not a complete or definitive explanation of the IRA available for investment in the Fund. Any person who wishes to establish a retirement plan account may do so by contacting the Fund. The complete IRA documents and applications will be provided to existing or prospective shareholders upon request, without obligation. Since this IRA involves a commitment covering future years, it is important that the investor consider his or her needs and whether the investment objective of the Trust as described in each Fund's Prospectus and this Statement of Additional Information is most likely to fulfill them. The Funds recommends that investors consult their attorneys or tax advisors if they are uncertain that the retirement programs described herein are appropriate for their needs.

                            PERFORMANCE CALCULATIONS

Funds compute their average annual total return by determining the average annual compounded rate of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

         ERV = P(1 + T)/n/

Where:     ERV =  ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

           P   =  hypothetical initial payment of $1,000.

           n   =  period covered by the computation, expressed in terms of years.

           T   =  average annual total return.

The Funds compute their aggregate total return by determining the aggregate compounded rate of return during specified period that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                  Aggregate Total Return =  [ (ERV) - 1 ]
                                               ---
                                                P


Where:     ERV =  ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

           P   =  hypothetical initial payment of $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

--------------------------------------------------------------------------------

Based on the foregoing calculations, the average annual total returns for the First Mutual Fund for the one year, five year and ten year periods ended June 30, 1996 were 49.12%, 14.75% and 11.04%, respectively. The aggregate total returns for the same five and ten year periods were 98.94% and 184.89%, respectively.

The Trainer, Wortham Total Return Bond Fund may also quote its yield in advertisements and investor communications. The yield computation is determined by dividing the net investment income per share earned during a recent 30-day (or one month) period by the maximum offering price per share on the last day of that period and annualizing the resulting figure, according to the following formula:


                     YIELD =  2  [ ( a - b + 1)/6/ - 1  ]
                                     -----
                                      cd

Where:          a = dividends and interest earned during the period;
                b = expenses accrued for the period (net of reimbursements);
                c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and
                d = the maximum offering price per share on the last day of the period.

Since performance will fluctuate, performance data for the Funds should not be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

                              GENERAL INFORMATION

As referenced in each Fund's Prospectus and this Statement of Additional Information, the holders of "a majority of the outstanding shares" of the Fund means the vote of the lesser of: (a) 67% or more of the shares present at any annual or special meeting of shareholders, if the holders of more than 50% of the outstanding shares are present or represented by proxy at the meeting; or
(b) more than 50% of the outstanding shares of the Fund.

Shareholder inquiries should be directed to the Fund at the address or telephone number listed on the front cover of this Statement of Additional Information. Shareholders are urged to put significant inquiries or complaints in writing.

The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Trust.

Each Fund's Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in each Fund's Prospectus and this Statement of Additional Information.

Federal Taxes
The Funds have elected to be treated as regulated investment companies under Subchapter M of the Code and each intends to qualify as such for each future fiscal year. The Trustees reserve the right not to maintain the qualification of the Fund as a regulated investment company if they determine such course of action to be beneficial to you. In such case, the Fund will be subject to Federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders will be taxable as ordinary dividend income to the extent of the Fund's available earnings and profits. Shareholders will be advised annually as to the Federal income tax consequences of distributions made during the year.

--------------------------------------------------------------------------------

                             FINANCIAL STATEMENTS

First Mutual Funds Financial Statements, including the notes thereto, for the fiscal year ended June 30, 1996, which have been audited by Tait, Weller & Baker, are included as Appendix "A" to this Statement of Additional Information.






--------------------------------------------------------------------------------

[LOGO OF FIRST MUTUAL FUNDS APPEARS HERE]

                                                                  July 30, 1996

Dear Fellow Shareholder:

  As we complete another fiscal year, I am pleased to provide you with the Trust's audited annual report. This has been a remarkable year for First Mutual Funds, and we take great pride in the value we have created for our shareholders. On both an absolute and relative basis the Trust's performance during the fiscal year was exceptional. We outperformed our benchmarks, the S&P 500 and the Russell 2000 index for the 12 month period ended 6/30/96 as shown below. The Trust has also provided long-term consistent returns to its shareholders. Total returns of the Trust and its benchmark indexes for the period ended June 30th for the 1, 3, 5, 10 year and "since inception" periods were:

                                       1 YEAR 3 YEARS 5 YEARS 10 YEARS INCEPTION
                                       ------ ------- ------- -------- ---------
First Mutual Funds.................... 49.12% 21.46%  14.75%   11.04%   15.20%
S&P 500............................... 27.21% 17.26%  15.60%   13.72%   15.56%
Russell 2000.......................... 30.46% 14.10%  15.61%    8.41%   10.02%

  We believe the performance of the Trust over the last year is directly correlated to our strict adherence to our investment strategy and process. While we have always believed that wealth is created through the long-term ownership of growth businesses, we have spent a considerable amount of time refining the implementation of this process and enhancing our valuation discipline. We continue to invest in companies that are characterized by exceptional fundamentals, attractive valuations and reasonable expectations. We focus on the determinants of value as they relate to the economic model of the business. In other words, we allocate capital to value creators.

  Specifically, we try to understand the mechanics of value creation and determine intrinsic value. We measure and quantify expectations so that we can determine the rationality of expectations and capture value at entry price. In addition, this valuation discipline allows us to contain risk by selling stocks which have appreciated significantly above their intrinsic value. In summary, we evaluate the management, market position, return on invested capital, cash flow and growth, in order to answer the question "do you want to own the business and at what price?"

  The past twelve months have been very kind to the equity markets, and we do not predict the performance of either the market or the Trust. As such, we would not be surprised to see the Trust or the market move up, down, or sideways over the next six months. However, over a more meaningful measure of time, if we successfully implement our strategy, we would expect value to be realized.

  As always we will continue to run the Trust in a prudent manner and focus on creating value for our shareholders.

                               Sincerely yours,

/s/ David E. Beard              /s/ David P. Como             /s/ Charles Honey
David E. Beard                   David P. Como                    Charles Honey

SCHEDULE OF INVESTMENTS                                            JUNE 30, 1996

--------------------------------------------------------------------------------

                                                                       MARKET
 SHARES                                                                 VALUE
 -------                                                             -----------
         COMMON STOCKS - 93.43%
         CHEMICALS - 4.15%
  60,000 First Mississippi Corp. .................................   $ 1,335,000
                                                                     -----------
         COMPUTER SOFTWARE - 4.93%
  12,000 Sterling Software, Inc.*.................................       924,000
  35,000 Wang Laboratories, Inc.*.................................       660,625
                                                                     -----------
                                                                       1,584,625
                                                                     -----------
         DIVERSIFIED OPERATIONS - 5.62%
  10,000 AlliedSignal, Inc. ......................................       571,250
  10,000 American Brands, Inc. ...................................       453,750
  18,750 Thermo Electron Corp.*...................................       780,469
                                                                     -----------
                                                                       1,805,469
                                                                     -----------
         ELECTRICAL-CIRCUIT BOARDS - 1.17%
  32,000 Continental Circuits Corp.*..............................       376,000
                                                                     -----------
         FINANCIAL INSTITUTIONS - 11.23%
  10,000 Bank of Boston Corp. ....................................       495,000
   5,000 Citicorp.................................................       413,125
  15,000 First USA, Inc. .........................................       825,000
  58,000 Insignia Financial Group, Inc., Cl. A*...................     1,580,500
  20,000 ISB Financial Corp. .....................................       295,000
                                                                     -----------
                                                                       3,608,625
                                                                     -----------
         FOOD PRODUCTS - 1.59%
  16,800 Heinz (H.J.) Co. ........................................       510,300
                                                                     -----------
         LEISURE-HOTELS/MOTELS - 5.44%
  25,000 HFS, Inc.*...............................................     1,750,000
                                                                     -----------
         MACHINERY-DIVERSIFIED - 3.57%
  20,000 Blount International, Inc., Cl. A........................       630,000
  10,000 York International Corp. ................................       517,500
                                                                     -----------
                                                                       1,147,500
                                                                     -----------
         MACHINERY-VISION - 7.36%
  60,000 Medar, Inc.*.............................................       622,500
  47,800 Perceptron, Inc.*........................................     1,744,700
                                                                     -----------
                                                                       2,367,200
                                                                     -----------

SCHEDULE OF INVESTMENTS                                            JUNE 30, 1996

--------------------------------------------------------------------------------

                                                                       MARKET
 SHARES                                                                 VALUE
 -------                                                             -----------
         MEDIA-RADIO/TV - 13.96%
  30,000 American Radio Systems Corp.*............................   $ 1,290,000
  34,900 Heftel Broadcasting Corp., Cl. A*........................     1,033,912
  35,500 Sinclair Broadcast Group, Cl. A*.........................     1,544,250
  33,000 Westinghouse Electric Corp. .............................       618,750
                                                                     -----------
                                                                       4,486,912
                                                                     -----------
         MEDICAL-PRODUCTS/SUPPLY - 7.43%
  20,000 Angeion Corp.*...........................................       155,000
  20,000 ATS Medical, Inc.*.......................................       202,500
  10,000 ATS Medical, Inc. Warrants*..............................         7,500
  10,000 Guidant Corp. ...........................................       492,500
  10,000 Johnson & Johnson........................................       495,000
  73,785 Lasersight, Inc.*........................................       802,412
  15,000 Sano Corp.*..............................................       232,500
                                                                     -----------
                                                                       2,387,412
                                                                     -----------
         OIL & GAS-EXPLORATION & PRODUCTS - 6.26%
 100,000 Abacan Resource Corp.*...................................       417,180
  50,000 Belden & Blake Corp.*....................................     1,037,500
  25,000 Cairn Energy USA, Inc.*..................................       359,375
  50,000 Queen Sand Resources, Inc.* (Note 4).....................       200,000
                                                                     -----------
                                                                       2,014,055
                                                                     -----------
         OIL & GAS-FIELD SERVICES - 2.86%
  35,000 Pride Petroleum Services, Inc.*..........................       498,750
   5,000 Schlumberger, Ltd. ......................................       421,250
                                                                     -----------
                                                                         920,000
                                                                     -----------
         PUBLISHING-NEWS - 4.87%
  25,000 Harte-Hanks Communications...............................       693,750
  12,000 Tribune Co. .............................................       871,500
                                                                     -----------
                                                                       1,565,250
                                                                     -----------
         RETAIL - 6.44%
  25,000 CUC International, Inc.*.................................       887,500
  12,000 Federated Department Stores, Inc.*.......................       409,500
  30,000 Warnaco Group, Cl. A.....................................       772,500
                                                                     -----------
                                                                       2,069,500
                                                                     -----------

SCHEDULE OF INVESTMENTS                                            JUNE 30, 1996

--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                               VALUE
 ---------                                                          -----------
           TELECOMMUNICATIONS - 6.55%
   20,000  Glenayre Technologies, Inc.*..........................   $ 1,000,000
   20,000  WorldCom, Inc.*.......................................     1,107,500
                                                                    -----------
                                                                      2,107,500
                                                                    -----------
           TOTAL COMMON STOCKS (COST $21,708,555) - 93.43%.......    30,035,348
                                                                    -----------
 PRINCIPAL
  AMOUNT
 ---------
           CONVERTIBLE BONDS- 1.99%
 $500,000  American Body Armor & Equipment,
           5.00%, 04/30/01 (Cost $500,000).......................       640,000
                                                                    -----------
           TOTAL INVESTMENTS (COST $22,208,555**) - 95.42%.......    30,675,348
           OTHER ASSETS LESS OTHER LIABILITIES - 4.58%...........     1,471,788
                                                                    -----------
           NET ASSETS - 100.00%..................................   $32,147,136
                                                                    ===========

*Non-income producing security
**Cost for Federal income tax purposes is $22,208,555 and net unrealized appreciation consists of:
           Gross unrealized appreciation.........................   $ 8,742,811
           Gross unrealized depreciation.........................      (276,018)
                                                                    -----------
           Net unrealized appreciation...........................   $ 8,466,793
                                                                    ===========

The notes to the financial statements are an integral part of these statements.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1996

--------------------------------------------------------------------------------

ASSETS
 Investments in securities at market value
  (identified cost $22,208,555) (Notes 1 and 4)..................... $30,675,348
 Cash...............................................................     707,222
 Receivables:
  Dividends and interest............................................      22,137
  Investment securities sold........................................     757,725
  Capital stock sold................................................      10,550
 Other assets.......................................................       8,244
                                                                     -----------
  TOTAL ASSETS......................................................  32,181,226
                                                                     -----------
LIABILITIES
 Accrued expenses...................................................      34,090
                                                                     -----------
  TOTAL LIABILITIES.................................................      34,090
                                                                     -----------
NET ASSETS
 (applicable to outstanding shares of 2,327,103; unlimited shares of
  $0.001 par value authorized)...................................... $32,147,136
                                                                     ===========
 Net asset value, offering and redemption price per share
  ($32,147,136/2,327,103)........................................... $     13.81
                                                                     ===========
SOURCE OF NET ASSETS
 Paid-in capital.................................................... $19,391,533
 Accumulated net realized gain on investments.......................   4,288,810
 Net unrealized appreciation of investments.........................   8,466,793
                                                                     -----------
  NET ASSETS........................................................ $32,147,136
                                                                     ===========

The notes to financial statements are an integral part of these statements.

STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1996

--------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends......................................................... $   220,569
 Interest..........................................................      14,981
                                                                    -----------
  TOTAL INCOME.....................................................     235,550
                                                                    -----------
EXPENSES
 Advisory fees (Note 3)............................................     191,340
 Distribution expense (Note 3).....................................      63,780
 Administrator expense.............................................      45,248
 Transfer agent fees...............................................      32,079
 Bookkeeping and pricing...........................................      24,000
 Insurance expense.................................................      17,016
 Custodian fees....................................................      17,339
 Legal expense.....................................................       8,807
 Registration expense..............................................      18,529
 Independent accountants...........................................      11,000
 Other.............................................................       8,303
 Trustees' fees and expenses.......................................       3,000
 Reports to shareholders...........................................       3,972
                                                                    -----------
  TOTAL EXPENSES...................................................     444,413
                                                                    -----------
  NET INVESTMENT LOSS..............................................    (208,863)
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain from security transactions......................   5,869,876
 Net change in unrealized appreciation of investments..............   4,618,568
                                                                    -----------
 Net realized and unrealized gain on investments...................  10,488,444
                                                                    -----------
 Net increase in net assets resulting from operations.............. $10,279,581
                                                                    ===========

The notes to financial statements are an integral part of these statements.

STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                        YEARS ENDED JUNE 30,
                                                       ------------------------
                                                          1996         1995
                                                       -----------  -----------
OPERATIONS
 Net investment loss.................................  $  (208,863) $  (144,069)
 Net realized gain on investments....................    5,869,876      555,050
 Net change in unrealized appreciation of invest-
  ments..............................................    4,618,568    3,822,245
                                                       -----------  -----------
 Net increase in net assets resulting from operations
  ...................................................   10,279,581    4,233,226
                                                       -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from realized gains on investments
  ($0.9235 and $0.1877 per share, respectively)......   (1,927,263)    (406,887)
                                                       -----------  -----------
                                                        (1,927,263)    (406,887)
                                                       -----------  -----------
CAPITAL SHARE TRANSACTIONS
 Receipt from shares sold............................    3,039,765    2,464,698
 Receipt from shares issued on reinvestment of dis-
  tributions.........................................    1,720,464      369,927
 Shares redeemed.....................................   (1,246,789)  (7,825,757)
                                                       -----------  -----------
 Net increase (decrease) in net assets resulting from
  capital shares transactions (a)....................    3,513,440   (4,991,132)
                                                       -----------  -----------
  Total Increase (Decrease) in Net Assets............   11,865,758   (1,164,793)
NET ASSETS
 Beginning of year...................................   20,281,378   21,446,171
                                                       -----------  -----------
 End of year.........................................  $32,147,136  $20,281,378
                                                       ===========  ===========
 (a)Transactions in capital stock were:
  Shares sold........................................      259,258      279,383
  Shares issued on reinvestment of distributions.....      154,718       46,299
  Shares redeemed....................................     (109,829)    (914,197)
                                                       -----------  -----------
  Net increase (decrease)............................      304,147     (588,515)
  Beginning balance..................................    2,022,956    2,611,471
                                                       -----------  -----------
  Ending balance.....................................    2,327,103    2,022,956
                                                       ===========  ===========

The notes to financial statements are an integral part of these statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for a share of capital stock outstanding throughout each year presented.

                                            YEARS ENDED JUNE 30,
                                   -------------------------------------------
                                    1996     1995     1994     1993     1992
                                   -------  -------  -------  -------  -------
NET ASSET VALUE, BEGINNING OF
 YEAR.............................  $10.03    $8.21    $9.29    $8.49    $9.24
                                   -------  -------  -------  -------  -------
 INCOME FROM INVESTMENT OPERATIONS
 ---------------------------------
 Net investment income (loss).....   (0.09)   (0.09)   (0.09)   (0.06)    0.01
 Net gains (losses) on securities
  (both realized and unrealized)..    4.79     2.10    (0.13)    1.09    (0.09)
                                   -------  -------  -------  -------  -------
  Total from investment
   operations.....................    4.70     2.01    (0.22)    1.03    (0.08)
                                   -------  -------  -------  -------  -------
 LESS DISTRIBUTIONS
 ------------------
 Dividends (from net investment
  income).........................    0.00     0.00     0.00     0.00    (0.02)
 Distributions (from capital
  gains)..........................   (0.92)   (0.19)   (0.86)   (0.23)   (0.65)
                                   -------  -------  -------  -------  -------
  Total distributions.............   (0.92)   (0.19)   (0.86)   (0.23)   (0.67)
                                   -------  -------  -------  -------  -------
NET ASSET VALUE, END OF YEAR......  $13.81   $10.03    $8.21    $9.29    $8.49
                                   =======  =======  =======  =======  =======
TOTAL RETURN......................  49.12%   25.04%   (3.91%)  12.17%   (1.01%)

RATIOS/SUPPLEMENTAL DATA
------------------------

 Net assets, end of period (in
  000's).......................... $32,147  $20,281  $21,446  $19,093  $18,143
 Ratio of expenses to average net
  assets**........................   1.74%    2.16%    1.97%    1.99%    1.87%
 Ratio of net investment income
  (loss) to average net assets**..  (0.82%)  (0.77%)  (0.97%)  (0.61%)   0.08%
 Portfolio turnover rate..........    107%     198%     178%     172%     175%
 Average commission rate paid..... $0.0683      N/A      N/A      N/A      N/A

---------------------------------
** Average net assets have been computed on the basis of the value of the net assets at the end of the month.

The notes to financial statements are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS                                     JUNE 30, 1996

-------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
The Trust is registered under the Investment Company Act of 1940, as amended, as an open-ended, diversified management company. The Trust's primary investment objective is to seek capital appreciation principally through investments in common stock. The Trust may also invest in securities convertible into common stock such as convertible bonds or preferred stock.
Its secondary investment objective is to seek income from dividends and interest. Because of the risks inherent in any investment program, the Trust cannot ensure that its investment objectives will be realized. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Unlisted securities, or listed securities in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest which approximates market value.

B. OTHER. As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and estimated expenses are accrued daily. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Those differences are primarily due to different treatments for net operating losses.

C. NET ASSET VALUE PER SHARE. Net asset value per share of the capital stock of the Trust is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Trust shares outstanding. The offering price and redemption price per share is the same as the net asset value per share.

D. FEDERAL INCOME TAXES. It is the policy of the Trust to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, if such qualification is in the best interest of its stockholders, and to make distributions of net investment income and capital gains (after reduction for any amounts available for federal income tax purposes as capital loss carryovers) sufficient to relieve it from all, or substantially all, federal income taxes.

NOTES TO FINANCIAL STATEMENTS                                     JUNE 30, 1996

-------------------------------------------------------------------------------

E. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term investments, aggregated $27,044,280 and $26,693,537, respectively, for the year ended June 30, 1996.

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES Trainer, Wortham & Co., Inc. (the "Advisor") is the investment advisor for the Trust pursuant to an investment advisory agreement (the "Agreement") effective October 31, 1991. Under the terms of the Agreement, the Advisor receives an annual fee, accrued daily and paid quarterly, of 0.75% on the first $40,000,000 of the average daily net assets of the Trust and 0.50% on average daily net assets over $40,000,000.

For the year ended June 30, 1996, the Trust paid the Advisor $191,340 in advisory fees. The Trust has adopted a Distribution Plan (the "Plan"), effective October 31, 1991, pursuant to Rule 12b-1 under the Investment Company Act of 1940, which permits the Trust to pay certain expenses associated with the distribution of its shares. The Plan provides that the Trust will reimburse Fund/Plan Broker Services, Inc. (the "Distributor"), the Trust's sole Underwriter and Distributor, for actual distribution and shareholder servicing expenses incurred by the Distributor not exceeding, on an annual basis, 0.25% of the Trust's average daily net assets. For the year ended June 30, 1996, the Trust reimbursed the Distributor $63,780 for distribution costs incurred.

NOTE 4 - RESTRICTED SECURITIES
The investment in 50,000 shares of Queen Sand Resources, Inc. common stock, the sale of which is restricted, has been valued by the Board of Trustees after considering certain pertinent factors, including the results of operations of Queen Sands Resources, Inc. since the date of purchase in 1995 and the sales price of recent private placements in its common stock. There is no quoted market value for Queen Sands Resources, Inc. shares.

NOTES TO FINANCIAL STATEMENTS                                     JUNE 30, 1996

-------------------------------------------------------------------------------

Certain officers and trustees of the Trust are affiliated persons of the Advisor.

                              FIRST MUTUAL FUNDS
                          845 Third Avenue, 6th Floor
                              New York, NY 10022

OFFICERS                                       INVESTMENT ADVISOR
David P. Como, President                       Trainer, Wortham & Co., Inc.
H. Williamson Ghriskey, Jr.                    845 Third Avenue, 6th Floor
Vice President/Treasurer                       New York, NY 10022
Charles H.G. Honey
Vice President
Debra L. Clark, Secretary

LEGAL COUNSEL                                  AUDITORS
Stradley, Ronon, Stevens, & Young              Tait, Weller & Baker
2600 One Commerce Square                       Two Penn Center Plaza, Suite 700
Philadelphia, PA 19103                         Philadelphia, PA 19102

CUSTODIAN                                      FUND ADMINISTRATION
United Missouri Bank KC, NA                    Fund/Plan Services, Inc.
P.O. Box 412797                                P.O. Box 874
Kansas City, MO 64141-2797                     Conshohocken, PA 19428


This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective Prospectus which includes details regarding the Trust's objectives, policies, expenses and other information.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

-------------------------------------------------------------------------------
To the Shareholders and Board of Trustees
First Mutual Funds
New York, New York

  We have audited the statement of assets and liabilities of First Mutual Funds, including the schedule of investments, as of June 30, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Mutual Funds, as of June 30, 1996, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended are in conformity with generally accepted accounting principles.

                                                           TAIT, WELLER & BAKER

Philadelphia, PA
July 11, 1996

DIVIDEND NOTICES

-------------------------------------------------------------------------------
Note the following information is required by section 854(b)(2) of the Internal Revenue Code and is based on the Trust's tax year July 1, 1995 to June 30, 1996:

                  ORDINARY INCOME
              DISTRIBUTIONS PER SHARE             PERCENTAGE
             ------------------------------       QUALIFYING
                FROM            FROM            70% DIVIDENDS          LONG TERM
             INVESTMENT      SHORT TERM       RECEIVED DEDUCTION     CAPITAL GAINS
DATE PAID      INCOME       CAPITAL GAINS      FOR CORPORATIONS        PER SHARE
---------    ----------     -------------     ------------------     -------------
12/29/95        .000            .658                   6%                .266

Form 1099-DIV will be mailed to you in late January 1997, providing you with the nature and dollar amounts of all distributions paid in calendar 1996 and should be used to complete your 1996 tax return.

ILLUSTRATION OF $10,000 INVESTMENT

--------------------------------------------------------------------------------
The graph below compares the increase in value of a $10,000 investment in First Mutual Funds with the performance of the Standard & Poors 500 Index. The values are as of June 30th for each of the last ten years. The values and returns for First Mutual Funds includes reinvested dividends.


[Graph comparing the increase in value of a $10,000 investment in First Mutual
 Funds with the performance of the Standard & Poors 500 Index appears here]

     TRUSTEES:

     Robert H. Breslin, Jr.
     David P. Como
     Raymond Eisenberg
     David Elias
     Robert S. Lazar
     Martin S. Levine
     Therese C. Thibadeau
     James F. Twaddell


     FOR ADDITIONAL
     INFORMATION
     OR A PROSPECTUS
     PLEASE CALL

[LOGO OF FIRST MUTUAL FUNDS APPEARS HERE]

     845 THIRD AVENUE
     NEW YORK, NY 10022


           ANNUAL REPORT
           JUNE 30, 1996



[LOGO OF FIRST MUTUAL FUNDS APPEARS HERE]

           FIRST
           MUTUAL
           FUNDS

                   TRAINER, WORTHAM FIRST MUTUAL FUNDS

                                   Form N-1A

                          Part C:  Other Information
                          ==========================


Item 24. Financial Statements and Exhibits:
-------- ----------------------------------

     (a) Financial Statements Included in Part A:

               Prospectus for First Mutual Fund -- "Financial Highlights"

         Financial Statements Included in Part B:

               Annual Report (First Mutual Fund) to Shareholders dated June 30, 1996

     (b) EDGAR Exhibits Filed Pursuant to Form N-1A:

         (1)   Copies of Charter:

               (a) Agreement and Declaration of Trust dated October 18, 1994, last amended July 25, 1996 -- filed herewith electronically.


         (2)   Copies of existing By-Laws:

               (a) By-Laws dated October 18, 1994, last amended July 25, 1996
                   --filed herewith electronically.

         (3)   Copies of any voting trust agreement -- Not Applicable.

         (4) Specimen stock certificate -- Incorporated herein by reference to Exhibit No. 4 to Post-Effective Amendment No. 41 to Registration Statement No. 2-15037 filed on October 31, 1985.

         (5)   Copies of all investment advisory contracts:

               (a) Investment Advisory Agreement for First Mutual Fund between
                   Registrant and Trainer, Wortham & Co., Inc. dated September 30, 1996 -- filed herewith electronically.

               (b) Investment Advisory Agreement for Trainer, Wortham Emerging
                   Growth Fund between Registrant and Trainer,

                   Wortham & Co., Inc. dated July 25, 1996 -- filed herewith electronically.

               (c) Investment Advisory Agreement for Trainer, Wortham Total
                   Return Bond Fund between Registrant and Trainer, Wortham & Co., Inc. dated July 25, 1996 -- filed herewith electronically.

         (6)   Copies of each underwriting or distribution contract:

               (a) Underwriting Agreement between Registrant and Fund/Plan
                   Broker Services, Inc. dated July 25, 1996 -- filed herewith electronically.

         (7) Copies of all bonus, profit sharing, pension other similar contracts -- Not Applicable.

         (8)   Copies of all custodian agreements:

               (a) Custody Agreement with UMB Bank, N.A. -- dated October 18,
                   1994 -- filed herewith electronically.

               (b) Amendment dated July 25, 1996 to Custody Agreement,
                   reflecting the Trust's name change and creation of new Series -- filed herewith electronically.

         (9) (a) Administration Agreement between Registrant and Fund/Plan Services, Inc., dated July 25, 1996 -- filed herewith electronically.

               (b) Accounting Services Agreement between Registrant and
                   Fund/Plan Services, Inc., dated July 25, 1996 -- filed herewith electronically.

               (c) Transfer Agent Services Agreement between Registrant and
                   Fund/Plan Services, Inc., dated July 25, 1996 -- filed herewith electronically.

         (10) Opinion and consent of counsel is incorporated herein by reference to Registrant's Rule 24f-2 Notice filed August 28, 1996.

         (11)  (a) None.

               (b) Consent of Tait, Weller & Baker is filed herewith.

         (12)  None.

         (13)  None.

         (14) (a) Individual Retirement Custodial Account, Disclosure Statement and Application is incorporated herein by reference to
                   Exhibit 14(a) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed on August 30, 1985.

               (b) Keogh and Corporate Defined Contribution Master Plan and
                   Custodial Agreement is incorporated herein by reference to
                   Exhibit 14(b) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed on August 30, 1985.

         (15) (a) Distribution (12b-1) Plan for First Mutual Fund, with Fund/Plan Broker Services, Inc., dated October 31, 1991 -- filed herewith electronically.

               (b) Distribution (12b-1) Plan for Trainer, Wortham Emerging
                   Growth Fund with Fund/Plan Broker Services, Inc. dated July 25, 1996 -- filed herewith electronically.

         (16)  Schedule of computations of performance quotations
               Not applicable.

         (17) Powers-of-Attorney incorporated by reference to Exhibit No. (6) of Post Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A filed on October 28, 1995.

         (27)  Financial Data Schedules for Appendix "A" of SAI.

Item 25. Persons Controlled by or Under Common Control with Registrant
         -------------------------------------------------------------
         Not applicable.

Item 26. Number of Holders of Securities
         -------------------------------

         As of: September 9, 1996.

         Title of Class       Number of Record Holders
         --------------       ------------------------

         First Mutual Fund    600
         Common Stock,
         $0.01 Par Value

Item 27. Indemnification
         ---------------

         Article VII, Section 2 of the Registrant's Agreement and Declaration of Trust provides as follows: The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the Bylaws, the Trust out of its assets may indemnify and hold harmless each and every trustee and officer of the Trust from an against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

         Article Sixth of the By-Laws of the Trust provide that any trustee and officer shall be indemnified against reasonable costs and expenses incurred in connection with any proceeding to which he or she is made a party by reason of his being or having been a trustee or officer of the Trust, except in relation to any action, suit or proceeding in which he or she is adjudged liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the absence of an adjudication which expressly absolves a trustee or officer of liability for such willful misfeasance, etc., a written opinion of independent counsel is required prior to payment of indemnification.

         Indemnification of the Trust's investment advisor, distributor, custodian, administrator, transfer agent, dividend disbursing and redemption agent and accounting services agent is provided for, respectively, in Section 8 of the Investment Advisory Agreement (Exhibit 5(a)); Section 8 of the Underwriting Agreement (Exhibit 6(a)),
         Section 18 of the Custodian Agreement (Exhibit 8), Section 25 of the Administration Agreement (Exhibit 9(a)) Section 8(d) of the Administration Agreement (Exhibit 9(c)), and Section 23 of the Accounting Services Agreement (Exhibit 9(c)).

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities which have been registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Advisor
         ----------------------------------------------------

         Trainer, Wortham & Co., Inc. is engaged in investment advising and counseling, and continues an investment counseling business which began in 1924 as Trainer & Associates. The company is registered as an investment advisor under the Investment Advisors Act of 1940 and, as of September 1996, supervised approximately $1.7 billion in investment accounts.

         The Investment Advisor holds administrative records prepared prior to May 1, 1991 required to be maintained pursuant to Section 31(a) under the Investment Company Act of 1940, and the rules promulgated thereunder.

         To the knowledge of the Registrant, none of the directors or officers of Trainer, Wortham & Co., Inc. is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature for his own account or in the capacity of director, officer, employee, partner or trustee.

Item 29. Principal Underwriters
         ----------------------
     (a) Fund/Plan Broker Services, Inc. ("FPBS"), the principal underwriter for the Registrant's securities, currently acts as principal underwriter for the following entities:

         The Brinson Funds             Smith Breeden Series Fund
         CT&T Funds                    Smith Breeden Short Duratin US Gov't Fund
         Fairport Funds                Smith Breeden Trust
         Focus Trust, Inc.             The Japan Alpha Fund
         IAA Trust Mutual Funds        The Stratton Funds, Inc.
         Matthews International Funds  Trainer, Wortham First Mutual Funds
         McM Funds                     Stratton Growth Fund
         Polynous Trust                Stratton Monthly Dividend Shares, Inc.
         Sage/Tso Trust                The Timothy Plan


         (b) The table below sets forth certain information as to the Underwriter's Trustees, Officers and Control Persons:

                                           Position             Position
             Name and Principal            and Offices          and Offices
             Business Address              with Underwriter     with Registrant
             ------------------            ----------------     ---------------
             Kenneth J. Kempf              Director, President  None
             2 W. Elm Street
             Conshohocken, PA 19428-0874

             Lynne M. Cannon               Vice-President and   None
             2 West Elm Street             Principal
             Conshohocken, PA 19428-0874

             Rocco J. Cavalieri            Director and         None
             2 West Elm Street             Vice-President
             Conshohocken, PA 19428-0874

             Gerald J. Holland             Director, Vice-      None
             2 W. Elm Street               President and
             Conshohocken, PA 19428-0874   Principal

             Joseph M. O'Donnell, Esq.     Director and         None
             2 West Elm Street             Vice-President
             Conshohocken, PA 19428-0874

             Sandra L. Adams               Assistant Vice-      None
             2 W. Elm Street               President and
             Conshohocken, PA 19428-0874   Principal

             Mary P. Efstration            Secretary            None
             2 W. Elm Street
             Conshohocken, PA 19428-0874

             John H. Leven                 Treasurer            None
             2 W. Elm Street
             Conshohocken, PA 19428-0874

             James W. Stratton, may be considered a control person of the Underwriter due to his direct or indirect ownership of Fund/Plan Services, Inc., the parent of the Underwriter.

         (c) Not applicable

Item 30. Location of Accounts and Records
         --------------------------------
         (1) Trainer, Wortham & Co., Inc., 845 Third Avenue, New York, NY 10022 (records relating to its functions as investment advisor).

         (2) UMB Bank, KC, NA, P.O. Box 412797, Kansas City, MO 64141-2797 (records prepared after February 29, 1988 relating to its functions as Custodian).

         (3) FPS Services, Inc. 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903 (records prepared after March 15, 1985 relating to its functions as Transfer Agent, dividend disbursing and redemption agent, and Accounting Services Agent); and since April 16, 1991 for its administrative records.

         (4) Stradley, Ronon, Stevens & Young, 2600 One Commerce Square, Philadelphia, PA 19103-7098 (Articles of Association, By-Laws and Minute Books).

         (5) FPS Services, Inc. and FPS Broker Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903 (Administrative records and those records relating to functions as Distributor prepared after May 1, 1991 which are required to be maintained pursuant to Section 31(a) under the Investment Company Act of 1940, as the rules promulgated thereunder).

Item 31. Management Services
         -------------------
         Not applicable

Item 32. Undertakings
         ------------
         (1) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

         (2) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report for the fiscal year ended June 30, 1996, upon request and without charge.

                                 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 56 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 56 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in Conshohocken PA on September 26, 1996.


                      TRAINER, WORTHAM FIRST MUTUAL FUNDS



                      -----------------------

                      David P. Como*
                      President and Trustee



Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 56 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


Signature                       Title                     Date
---------                       -----                     ----
*James F. Twaddell              Chairman of the           September 26, 1996
                                Board and Trustee

*H. Williamson Ghriskey, Jr.    Vice President            September 26, 1996
                                Secretary and Treasurer

*Robert S. Lazar                Trustee                   September 26, 1996

*David Elias                    Trustee                   September 26, 1996

*Raymond Eisenberg              Trustee                   September 26, 1996

*Robert H. Breslin, Jr.         Trustee                   September 26, 1996

*Martin S. Levine               Trustee                   September 26, 1996


                         * By:
                         -----------------------------------
                         Michelle A. Whalen, as Attorney-in-Fact
                         pursuant to Power-of-Attorney

                      TRAINER, WORTHAM FIRST MUTUAL FUNDS
                        INDEX TO EXHIBITS ON FORM N1-A



Item No.  24 Financial Statements and Exhibits
----------------------------------------------

99.B   Index to Exhibits Filed Pursuant to Form N-1A:

       99.B(1)(a)  Agreement and Declaration of Trust

       99.B(2)(a)  By-Laws

       99.B(5)(a)  Investment Advisory Agreement for First Mutual Fund

       99.B(5)(b)  Investment Advisory Agreement for Trainer, Wortham Emerging
                   Growth Fund

       99.B(5)(c)  Investment Advisory Agreement for Trainer, Wortham Total
                   Return Bond Fund

       99.B(6)(a)  Underwriting Agreement

       99.B(8)(a)  Custody Agreement

       99.B(8)(b)  Amendment to Custody Agreement

       99.B(9)(a)  Administration Agreement

       99.B(9)(b)  Accounting Services Agreement

       99.B(9)(c)  Transfer Agent Services Agreement

       99.B(11)(b) Consent of Independent Auditors

       99.B(15)(a) Distribution Plan for First Mutual Fund

       99.B(15)(b) Distribution Plan for Trainer, Wortham Emerging Growth Fund

       (27) Financial Data Schedules for Appendix "A" of SAI (from Annual Report dated June 30, 1996)